UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08194

FINANCIAL INVESTORS TRUST

(Exact name of Registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Karen Gilomen, Esq., Secretary

Financial Investors Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: April 30

Date of reporting period: November 1, 2017 – January 31, 2018

Item 1. Schedule of Investments.

ASPEN MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
January 31, 2018 (UNAUDITED)

	Principal Amount/Shares	Value (Note 2)
SHORT TERM INVESTMENTS (83.54%)
MONEY MARKET FUND (7.82%)
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares, 7-day yield, 1.201%	7,691,708	$7,691,708

U.S. TREASURY BILLS (75.72%)
0.754%, 02/01/2018(a)	$400,000	400,000
1.030%, 03/29/2018(a)	8,800,000	8,782,204
1.004%, 04/26/2018(a)	5,700,000	5,681,214
1.159%, 05/24/2018(a)	5,500,000	5,475,018
1.122%, 06/21/2018(a)	11,200,000	11,134,884
1.171%, 07/19/2018(a)	9,000,000	8,933,535
1.267%, 08/16/2018(a)	9,700,000	9,613,759
1.411%, 09/13/2018(a)	13,350,000	13,214,321
1.548%, 10/11/2018(a)	10,300,000	10,179,276
1.584%, 11/08/2018(a)	1,100,000	1,085,593
		74,499,804

TOTAL SHORT TERM INVESTMENTS
(Cost $82,285,550)		82,191,512

TOTAL INVESTMENTS (83.54%)
(Cost $82,285,550)		$82,191,512

Other Assets In Excess Of Liabilities (16.46%)		16,198,344	(b)

NET ASSETS (100.00%)		$98,389,856

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for futures contracts.

FUTURES CONTRACTS
At January 31, 2018, the Fund had the following outstanding futures contracts:

Description	Position	Contracts	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation
Commodity Contracts
Corn Future(a)	Long	160	03/14/2018	$2,892,000	$28,633
Soybean Future(a)	Long	58	03/14/2018	2,887,675	9,235
WTI Crude Future(a)	Long	66	02/20/2018	4,272,180	49,195
Equity Contracts
Euro Stoxx 50 Index Future	Long	278	03/16/2018	12,425,437	8,753
Euro-Bund Future	Short	84	03/08/2018	(16,563,376)	284,645
FTSE 100 Index Future	Long	79	03/16/2018	8,375,605	1,041
Nikkei 225 Index Future	Long	107	03/08/2018	12,457,475	350,415
S&P® 500 E-Mini Future	Long	87	03/16/2018	12,292,230	618,828
Foreign Currency Contracts
Australian Dollar Currency Future	Long	262	03/19/2018	21,088,380	599,863
Canadian Dollar Currency Future	Long	214	03/20/2018	17,403,550	266,306
Japanese Yen Currency Future	Long	151	03/19/2018	17,344,237	242,419
New Zealand Dollar Currency Future	Long	50	03/19/2018	3,678,500	196,401
Interest Rate Contracts
10 Year U.S. Treasury Note Future	Short	137	03/20/2018	(16,656,203)	252,575
Canadian 10 Year Bond Future	Short	155	03/20/2018	(16,663,130)	345,040
Long Gilt Future	Short	96	03/27/2018	(16,648,384)	132,090
				$48,586,176	$3,385,439

Description	Position	Contracts	Expiration Date	Underlying Face Amount at Value	Unrealized Depreciation
Commodity Contracts
Copper Future(a)	Long	37	03/27/2018	$2,955,837	$(39,171)
Gold 100 Oz Future(a)	Long	33	04/26/2018	4,432,230	(54,947)
NY Harbor ULSD Future(a)	Long	50	02/28/2018	4,339,440	(68,013)
Silver Future(a)	Long	34	03/27/2018	2,930,970	(110)
Sugar No. 11 (World) Future(a)	Short	94	02/28/2018	(1,392,854)	(7,149)
Foreign Currency Contracts
Euro FX Currency Future	Long	89	03/19/2018	13,847,844	(2,434)
Swiss Franc Currency Future	Short	28	03/19/2018	(3,771,600)	(193,016)
				$23,341,867	$(364,840)

Common Abbreviations:
FTSE - Financial Times and the London Stock Exchange
S&P - Standard and Poor's
ULSD - Ultra Low Sulfur Diesel

(a)	Owned by an entity that is owned by the Fund and is consolidated as described in Note 1 of the Notes to the Consolidated Financial Statements.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Consolidated Schedule of Investments.

ASPEN PORTFOLIO STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
January 31, 2018 (UNAUDITED)

	Shares	Value (Note 2)
EXCHANGE TRADED FUNDS (75.98%)
SPDR® S&P 500® ETF Trust	149,143	$42,043,464

TOTAL EXCHANGE TRADED FUNDS
(Cost $35,134,844)		42,043,464

SHORT TERM INVESTMENTS (9.74%)
MONEY MARKET FUND (9.74%)
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares, 7-day yield, 1.201%	5,583,467	5,390,033

TOTAL SHORT TERM INVESTMENTS
(Cost $5,583,467)		5,390,033

TOTAL INVESTMENTS (85.72%)
(Cost $40,718,311)		$47,433,497

Other Assets In Excess Of Liabilities (14.28%)		7,901,375	(a)

NET ASSETS (100.00%)		$55,334,872

(a)	Includes cash which is being held as collateral for futures contracts.

FUTURES CONTRACTS
At January 31, 2018, the Fund had the following outstanding futures contracts:

Description	Position	Contracts	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation
Commodity Contracts
Corn Future(a)	Long	98	03/14/2018	$1,771,350	$19,212
Soybean Future(a)	Long	35	03/14/2018	1,742,563	16,233
WTI Crude Future(a)	Long	41	02/20/2018	2,653,930	41,987
Equity Contracts
Euro Stoxx 50 Index Future	Long	170	03/16/2018	7,598,289	3,427
Euro-Bund Future	Short	52	03/08/2018	(10,253,519)	169,825
Nikkei 225 Index Future	Long	65	03/08/2018	7,567,625	183,099
S&P® 500 E-Mini Future	Long	143	03/16/2018	20,204,470	1,045,502
Foreign Currency Contracts
Australian Dollar Currency Future	Long	132	03/19/2018	10,624,680	233,790
Canadian Dollar Currency Future	Long	132	03/20/2018	10,734,900	144,285
Euro FX Currency Future	Long	69	03/19/2018	10,735,969	226,815
Japanese Yen Currency Future	Long	93	03/19/2018	10,682,212	129,551
Interest Rate Contracts
10 Year U.S. Treasury Note Future	Short	84	03/20/2018	(10,212,563)	156,508
Canadian 10 Year Bond Future	Short	95	03/20/2018	(10,212,886)	190,351
Long Gilt Future	Short	59	03/27/2018	(10,231,819)	91,202
				$43,405,201	$2,651,787

Description	Position	Contracts	Expiration Date	Underlying Face Amount at Value	Unrealized Depreciation
Commodity Contracts
Copper Future(a)	Long	22	03/27/2018	$1,757,525	$(24,646)
Gold 100 Oz Future(a)	Long	20	04/26/2018	2,686,200	(28,905)
NY Harbor ULSD Future(a)	Long	31	02/28/2018	2,690,453	(16,842)
Silver Future(a)	Long	21	03/27/2018	1,810,305	(2,063)
Sugar No. 11 (World) Future(a)	Short	58	02/28/2018	(859,421)	(4,838)
Equity Contracts
FTSE 100 Index Future	Long	48	03/16/2018	5,088,975	(23,018)
				$13,174,037	$(100,312)

Common Abbreviations:
FTSE - Financial Times and the London Stock Exchange
S&P - Standard and Poor's
ULSD - Ultra Low Sulfur Diesel

(a)	Owned by an entity that is owned by the Fund and is consolidated as described in Note 1 of the Notes to the Consolidated Financial Statements.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Consolidated Schedule of Investments.

Notes to Quarterly Consolidated

Schedules of Investments

January 31, 2018 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of January 31, 2018, the Trust consists of multiple separate portfolios or series. This quarterly report describes the Aspen Managed Futures Strategy Fund and the Aspen Portfolio Strategy Fund (individually a “Fund” and collectively, the “Funds”). The Aspen Managed Futures Strategy Fund seeks investment results that replicate as closely as possible, before fees and expenses, the price and yield performance of the Aspen Managed Futures Beta Index (the “MFBI” or “Index”). The Aspen Portfolio Strategy Fund seeks long- term capital appreciation. The Funds offer Class A and Class I shares. The Aspen Portfolio Strategy Fund commenced operations on December 29, 2016.

Basis of Consolidation

Aspen Futures Fund, Ltd.(the “Aspen Fund Subsidiary”), a Cayman Islands exempted company, is a wholly owned subsidiary of the Aspen Managed Futures Strategy Fund and Aspen Portfolio Strategy Fund, Ltd. (the “Aspen Portfolio Subsidiary”), a Cayman Islands exempted company, is a wholly owned subsidiary of the Aspen Portfolio Strategy Fund. The investment objective of both the Aspen Fund Subsidiary and the Aspen Portfolio Subsidiary (collectively the “Subsidiaries”) is designed to enhance the ability of the Funds to obtain exposure to equities, financial, currency and commodities markets consistent with the limits of the U.S. federal tax law requirements applicable to registered investment companies. The Subsidiaries are subject to substantially the same investment policies and investment restrictions as the Funds. The Subsidiaries act as an investment vehicle for the Funds in order to effect certain commodity-related investments on behalf of the Funds. Investments in the Subsidiaries are expected to provide the Funds with exposure to the commodity markets within the limitations of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and recent IRS revenue rulings, as discussed below under “Federal Income Taxes”. The Funds are the sole shareholder of the Subsidiaries pursuant to a subscription agreement dated as of August 2, 2011 for the Aspen Fund Subsidiary and December 16, 2016 for the Aspen Portfolio Subsidiary and it is intended that each Fund will remain the sole shareholder and will continue to control the Subsidiaries. Under the Articles of Association of the Subsidiaries, shares issued by the Subsidiaries confers upon a shareholder the right to wholly own and vote at general meetings of the Subsidiaries and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiaries. Each Fund may invest up to 25% of their total assets in shares of the Subsidiaries. All investments held by the Subsidiaries are disclosed in the accounts of each Fund. As a wholly owned subsidiary of the Funds, all assets and liabilities, income and expenses of the Subsidiaries are consolidated in the Consolidated Schedules of Investments and financial highlights of the Funds. All investments held by the Subsidiaries are disclosed in the accounts of the Funds. As of January 31, 2018, net assets of the Aspen Managed Futures Strategy Fund were $98,389,856 of which net assets of $15,451,870 or 15.70%, represented the Fund’s ownership of all issued shares and voting rights of the Aspen Fund Subsidiary. As of January 31, 2018, net assets of the Aspen Portfolio Strategy Fund were $55,334,872, of which $1,154,424 or 2.09%, represented the Fund's ownership of all issued shares and voting rights of the Aspen Portfolio Subsidiary.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Consolidated Schedules of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the Consolidated Schedules of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported Consolidated Schedules of Investments. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP. The following is a summary of significant accounting policies consistently followed by the Funds and Subsidiaries in preparation of the Consolidated Schedules of Investments.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security.

Notes to Quarterly Consolidated

Schedules of Investments

January 31, 2018 (Unaudited)

Futures contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over-the- counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity.

Forward currency exchange contracts have a fair value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.

Investment securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board.

When such prices or quotations are not available, or when Aspen Partners, Ltd. (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in their entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Notes to Quarterly Consolidated

Schedules of Investments

January 31, 2018 (Unaudited)

The following is a summary of each input used to value the Funds as of January 31, 2018:

Aspen Managed Futures Strategy Fund
Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Short Term Investments
Money Market Fund	$7,691,708	$–	$–	$7,691,708
U.S. Treasury Bills	–	74,499,804	–	74,499,804
TOTAL	$7,691,708	$74,499,804	$–	$82,191,512
Other Financial Instruments
Assets:
Futures Contracts
Commodity Contracts	$87,063	$–	$–	$87,063
Equity Contracts	1,263,682	–	–	1,263,682
Foreign Currency Contracts	1,304,989	–	–	1,304,989
Interest Rate Contracts	729,705	–	–	729,705
Liabilities:
Futures Contracts
Commodity Contracts	(169,390)	–	–	(169,390)
Foreign Currency Contracts	(195,450)	–	–	(195,450)
TOTAL	$3,020,599	$–	$–	$3,020,599

Aspen Portfolio Strategy Fund

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds	$42,043,464	$–	$–	$42,043,464
Short Term Investments	5,390,033	–	–	5,390,033
TOTAL	$47,433,497	$–	$–	$47,433,497
Other Financial Instruments
Assets:
Futures Contracts
Commodity Contracts	$77,432	$–	$–	$77,432
Equity Contracts	1,401,853	–	–	1,401,853
Foreign Currency Contracts	734,441	–	–	734,441
Interest Rate Contracts	438,061	–	–	438,061
Liabilities:
Futures Contracts
Commodity Contracts	(77,294)	–	–	(77,294)
Equity Contracts	(23,018)	–	–	(23,018)
TOTAL	$2,551,475	$–	$–	$2,551,475

The Funds recognize transfers between levels as of the end of the period. For the nine months ended January 31, 2018, the Funds did not have any transfers between Level 1 and Level 2 securities. For the nine months ended January 31, 2018, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Funds use for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to their average daily net assets.

Notes to Quarterly Consolidated

Schedules of Investments

January 31, 2018 (Unaudited)

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

3. DERIVATIVE INSTRUMENTS

The Funds use derivatives (including futures) to pursue their investment objective. The Funds’ use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks may include (i) the risk that the counterparty to a derivative transaction may not fulfill their contractual obligations, (ii) risk of mispricing or improper valuation, and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause the Funds to lose more than the principal amount invested. In addition, investments in derivatives involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the Funds.

The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

In addition, use of derivatives may increase or decrease exposure to the following risk factors:

●	Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

●	Interest Rate Risk: When the Funds invest in fixed-income securities or derivatives, the value of an investment in the Funds will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed-income securities or derivatives owned by the Funds. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay their obligation early, reducing the amount of interest payments).

●	Foreign Currency Risk: Currency trading involves significant risks, including market risk, interest rate risk, country risk, counterparty credit risk and short sale risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country may interfere with international transactions in its currency. Counterparty credit risk arises when the counterparty will not fulfill its obligations to the Funds. Short sale risk arises from the sale of a security that is not owned, or any sale that is completed by the delivery of a security borrowed.

●	Commodity Risk: Exposure to the commodities markets may subject the Funds to greater volatility than investments in traditional securities. Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors, as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Notes to Quarterly Consolidated

Schedules of Investments

January 31, 2018 (Unaudited)

Futures: The Funds and the Subsidiaries may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date. When the Funds or the Subsidiaries enter into a futures contract, it is required to deposit with (or for the benefit of) their broker an amount of cash or short-term high-quality securities as “initial margin”. The margin requirements are set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to the Funds upon termination of the contract, assuming all contractual obligations have been satisfied. As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin”, are made or received by the Funds or the Subsidiaries each day, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by the Funds. Variation margin does not represent a borrowing or loan by the Funds but is instead a settlement between the Funds and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. When the Funds or the Subsidiaries enter into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Funds’ or the Subsidiaries’ ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates. Futures contracts are exchange-traded. Exchange-traded futures are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risk to the Funds and the Subsidiaries are reduced. With exchange traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as a counterparty to all exchange traded futures, guarantees the futures against default.

THE DISCIPLINED GROWTH INVESTORS FUND
PORTFOLIO OF INVESTMENTS
January 31, 2018 (UNAUDITED)

	Shares	Value (Note 2)
CLOSED END FUNDS (1.13%)
Altaba, Inc. (a)	29,462	$2,353,425

TOTAL CLOSED END FUNDS
(Cost $1,085,903)		2,353,425

COMMON STOCKS (68.92%)
CONSUMER DISCRETIONARY (16.20%)
Apparel & Textile Products (1.24%)
Ralph Lauren Corp.	13,043	1,490,945
Under Armour, Inc. , Class A(a)	78,450	1,087,317
		2,578,262

Automotive (2.12%)
Gentex Corp.	139,300	3,298,624
Gentherm, Inc. (a)	34,525	1,104,800
		4,403,424

Gaming, Lodging & Restaurants (2.70%)
Cheesecake Factory, Inc.	21,487	1,056,946
Royal Caribbean Cruises, Ltd.	34,087	4,552,319
		5,609,265

Leisure (0.26%)
TripAdvisor, Inc. (a)	15,512	537,801

Passenger Transportation (1.46%)
JetBlue Airways Corp. (a)	145,700	3,039,302

Retail (1.48%)
Select Comfort Corp. (a)	81,748	3,076,995

Retail - Discretionary (6.94%)
Ethan Allen Interiors, Inc.	64,881	1,612,293
L Brands, Inc.	65,077	3,259,707
Nordstrom, Inc.	47,925	2,363,182
TJX Cos., Inc.	77,300	6,208,736
Urban Outfitters, Inc. (a)	29,250	997,717
		14,441,635

TOTAL CONSUMER DISCRETIONARY		33,686,684

ENERGY (1.96%)
Oil, Gas & Coal (1.96%)
Core Laboratories NV	10,762	1,230,097
Southwestern Energy Co. (a)	230,237	976,205
Ultra Petroleum Corp. (a)(b)(c)	19,213	120,696
Ultra Petroleum Corp. (a)	250,649	1,749,530
		4,076,528

TOTAL ENERGY		4,076,528

FINANCIALS (0.61%)
Banks (0.61%)
TCF Financial Corp.	58,712	1,259,372

TOTAL FINANCIALS		1,259,372

	Shares	Value (Note 2)
HEALTH CARE (12.65%)
Medical Equipment & Devices (12.65%)
Align Technology, Inc. (a)	25,400	$6,654,800
Edwards Lifesciences Corp. (a)	67,825	8,585,288
Intuitive Surgical, Inc. (a)	13,968	6,029,567
Myriad Genetics, Inc. (a)	39,137	1,443,373
Varex Imaging Corp. (a)	9,975	423,638
Varian Medical Systems, Inc. (a)	24,925	3,177,937
		26,314,603

TOTAL HEALTH CARE		26,314,603

INDUSTRIALS (7.69%)
Electrical Equipment (0.84%)
Cognex Corp.	28,150	1,755,716

Machinery (3.81%)
Graco, Inc.	42,486	1,988,345
Middleby Corp. (a)	43,591	5,939,709
		7,928,054

Manufactured Goods (1.38%)
Proto Labs, Inc. (a)	26,175	2,862,236

Transportation & Logistics (1.66%)
Landstar System, Inc.	31,050	3,448,103

TOTAL INDUSTRIALS		15,994,109

TECHNOLOGY (29.81%)
Design, Manufacturing & Distribution (2.33%)
Plexus Corp. (a)	80,987	4,838,973

Hardware (9.29%)
Dolby Laboratories, Inc. , Class A	23,725	1,526,467
Garmin, Ltd.	48,350	3,043,149
Plantronics, Inc.	50,287	2,966,430
Seagate Technology PLC	70,917	3,914,618
Super Micro Computer, Inc. (a)	58,425	1,333,551
Ubiquiti Networks, Inc. (a)	51,737	4,173,624
ViaSat, Inc. (a)	31,131	2,354,126
		19,311,965

Semiconductors (2.85%)
Microchip Technology, Inc.	28,825	2,744,716
Power Integrations, Inc.	32,350	2,416,545
Synaptics, Inc. (a)	17,662	765,471
		5,926,732

Software (11.86%)
Akamai Technologies, Inc. (a)	52,262	3,501,031
Autodesk, Inc. (a)	50,837	5,877,774
Intuit, Inc.	37,012	6,214,315
Manhattan Associates, Inc. (a)	31,500	1,663,830
Open Text Corp.	142,799	4,890,866
RealPage, Inc. (a)	50,637	2,519,191
		24,667,007

	Shares	Value (Note 2)
TECHNOLOGY (continued)
Technology Services (3.48%)
FactSet Research Systems, Inc.	19,808	$3,975,268
IHS Markit, Ltd. (a)	25,381	1,211,435
Medidata Solutions, Inc. (a)	11,076	754,386
Paychex, Inc.	19,137	1,306,100
		7,247,189

TOTAL TECHNOLOGY		61,991,866

TOTAL COMMON STOCKS
(Cost $88,384,967)		143,323,162

	Principal Amount	Value (Note 2)
CORPORATE BONDS (19.45%)
COMMUNICATIONS (1.71%)
Internet (0.48%)
Amazon.com, Inc.
5.200% 12/03/2025	$885,000	997,234

Media (0.60%)
CBS Corp.
4.000% 01/15/2026	590,000	599,177
Comcast Corp.
3.375% 08/15/2025	644,000	648,533
		1,247,710
Wireless Telecommunications Services (0.63%)
AT&T, Inc.
4.250% 03/01/2027	635,000	647,386
AT&T, Inc.
5.500% 02/01/2018	7,000	7,000
Verizon Communications, Inc.
5.150% 09/15/2023	588,000	646,281
		1,300,667

TOTAL COMMUNICATIONS		3,545,611

CONSUMER DISCRETIONARY (1.83%)
Airlines (0.29%)
Southwest Airlines Co.
3.000% 11/15/2026	623,000	599,180

Automobiles Manufacturing (0.64%)
Ford Motor Co.
4.346% 12/08/2026	636,000	642,850
General Motors Co.
4.875% 10/02/2023	650,000	691,426
		1,334,276
Restaurants (0.28%)
McDonald's Corp.
6.300% 03/01/2038	450,000	595,193

Retail - Discretionary (0.62%)
Advance Auto Parts, Inc.
4.500% 12/01/2023	620,000	645,523
Lowe's Cos., Inc.
2.500% 04/15/2026	680,000	639,166
		1,284,689

TOTAL CONSUMER DISCRETIONARY		3,813,338

	Principal Amount	Value (Note 2)
CONSUMER STAPLES (0.92%)
Food & Beverage (0.31%)
Anheuser-Busch InBev Finance, Inc.
3.650% 02/01/2026	$633,000	$641,350

Mass Merchants (0.36%)
Costco Wholesale Corp.
2.750% 05/18/2024	760,000	748,405

Supermarkets & Pharmacies (0.25%)
CVS Health Corp.
5.000% 12/01/2024	487,000	519,084

TOTAL CONSUMER STAPLES		1,908,839

ENERGY (2.19%)
Exploration & Production (0.28%)
Conoco Funding Co.
7.250% 10/15/2031	421,000	569,825

Pipeline (1.91%)
Boardwalk Pipelines LP
5.950% 06/01/2026	485,000	534,915
Enbridge Energy Partners LP
5.875% 10/15/2025	573,000	646,938
Enterprise Products Operating LLC
3.350% 03/15/2023	548,000	553,622
MarkWest Energy Partners LP / MarkWest Energy Finance Corp.
4.500% 07/15/2023	503,000	509,874
ONEOK Partners LP
4.900% 03/15/2025	552,000	589,944
TransCanada PipeLines, Ltd.
7.250% 08/15/2038	412,000	590,125
Williams Partners LP
3.900% 01/15/2025	545,000	552,305
		3,977,723

TOTAL ENERGY		4,547,548

FINANCIALS (4.15%)
Banks (0.31%)
US Bancorp
3.100% 04/27/2026	665,000	649,202

Consumer Finance (0.54%)
American Express Co.
3.625% 12/05/2024	634,000	643,388
Total System Services, Inc.
2.375% 06/01/2018	478,000	478,493
		1,121,881
Diversified Banks (1.20%)
Bank of America Corp.
3.875% 08/01/2025	624,000	646,621
Citigroup, Inc.
2.900% 12/08/2021	647,000	646,139
JPMorgan Chase & Co.
3.375% 05/01/2023	646,000	650,338
Wells Fargo & Co., Series M
3.450% 02/13/2023	542,000	546,907
		2,490,005
Financial Services (1.19%)
Blackrock, Inc.
3.200% 03/15/2027	592,000	588,959

	Principal Amount	Value (Note 2)
Financial Services (continued)
Morgan Stanley
2.750% 05/19/2022	$695,000	$685,340
National Rural Utilities Cooperative Finance Corp.
2.950% 02/07/2024	566,000	561,988
Northern Trust Corp.
3.950% 10/30/2025	622,000	648,632
		2,484,919
Insurance (0.31%)
Metlife, Inc.
3.600% 11/13/2025	635,000	645,253

Property & Casualty Insurance (0.31%)
American International Group, Inc.
3.750% 07/10/2025	635,000	642,986

Real Estate (0.29%)
Welltower, Inc.
4.250% 04/01/2026	572,000	593,386

TOTAL FINANCIALS		8,627,632

HEALTH CARE (0.90%)
Managed Care (0.31%)
UnitedHealth Group, Inc.
3.750% 07/15/2025	628,000	649,199

Pharmaceuticals (0.59%)
AbbVie, Inc.
3.600% 05/14/2025	635,000	641,508
Johnson & Johnson
5.850% 07/15/2038	433,000	576,032
		1,217,540

TOTAL HEALTH CARE		1,866,739

INDUSTRIALS (2.45%)
Aerospace & Defense (0.64%)
Lockheed Martin Corp.
3.100% 01/15/2023	680,000	684,331
Rockwell Collins, Inc.
3.700% 12/15/2023	628,000	644,716
		1,329,047
Electrical Equipment Manufacturing (0.79%)
Emerson Electric Co.
5.000% 04/15/2019	519,000	534,462
General Electric Co.
5.875% 01/14/2038	532,000	650,759
Tyco Electronics Group SA
3.500% 02/03/2022	460,000	469,743
		1,654,964
Industrial Other (0.23%)
Fluor Corp.
3.375% 09/15/2021	466,000	473,142

Railroad (0.26%)
Burlington Northern Santa Fe LLC
3.000% 03/15/2023	543,000	546,418

Transportation & Logistics (0.28%)
United Parcel Service, Inc.
6.200% 01/15/2038	429,000	581,931

	Principal Amount	Value (Note 2)
Waste & Environmental Services & Equipment (0.25%)
Republic Services, Inc.
5.500% 09/15/2019	$492,000	$514,659

TOTAL INDUSTRIALS		5,100,161

TECHNOLOGY (0.25%)
Hardware (0.25%)
Corning, Inc.
6.625% 05/15/2019	499,000	524,101

TOTAL TECHNOLOGY		524,101

UTILITIES (5.05%)
Utilities (5.05%)
Ameren Illinois Co.
9.750% 11/15/2018	409,000	432,725
Arizona Public Service Co.
8.750% 03/01/2019	412,000	439,128
Baltimore Gas & Electric Co.
3.350% 07/01/2023	553,000	559,770
CenterPoint Energy Resources Corp.
4.500% 01/15/2021	343,000	357,311
CMS Energy Corp.
5.050% 03/15/2022	414,000	444,395
Consolidated Edison Co. of New York, Inc.
7.125% 12/01/2018	513,000	532,902
Dominion Energy, Inc., Series B
2.750% 09/15/2022	695,000	683,078
DTE Energy Co., Series C
3.500% 06/01/2024	645,000	650,228
Duke Energy Corp.
3.750% 04/15/2024	634,000	651,368
Edison International
2.400% 09/15/2022	561,000	542,949
Interstate Power & Light Co.
3.650% 09/01/2020	416,000	426,233
ITC Holdings Corp.
4.050% 07/01/2023	537,000	557,252
Jersey Central Power & Light Co.
7.350% 02/01/2019	518,000	541,357
Oncor Electric Delivery Co. LLC
7.000% 09/01/2022	458,000	534,748
PacifiCorp
5.650% 07/15/2018	17,000	17,282
PPL Capital Funding, Inc.
3.500% 12/01/2022	584,000	593,918
PSEG Power LLC
5.125% 04/15/2020	425,000	447,065
Puget Energy, Inc.
5.625% 07/15/2022	413,000	450,525
Sempra Energy
2.875% 10/01/2022	544,000	539,375
Southern Power Co., Series 15B
2.375% 06/01/2020	561,000	557,814

	Principal Amount	Value (Note 2)
Utilities (continued)
Wisconsin Electric Power Co.
3.100% 06/01/2025	$554,000	$549,106

TOTAL UTILITIES		10,508,529

TOTAL CORPORATE BONDS
(Cost $40,679,149)		40,442,498

FOREIGN GOVERNMENT BONDS (0.39%)
Province of Quebec Canada, Series NN
7.125% 02/09/2024	349,000	423,586

Corp Andina de Fomento
8.125% 06/04/2019	372,000	400,179

TOTAL FOREIGN GOVERNMENT BONDS
(Cost $824,859)		823,765

GOVERNMENT & AGENCY OBLIGATIONS (3.70%)
U.S. Treasury Note
1.500% 01/31/2019	7,000,000	6,968,691

U.S. Treasury Bond
1.500% 08/15/2026	689,000	625,402
U.S. Treasury Bond
6.500% 11/15/2026	77,000	99,944
		725,346
TOTAL GOVERNMENT & AGENCY OBLIGATIONS
(Cost $7,720,141)		7,694,037

	Yield		Shares	Value (Note 2)
SHORT TERM INVESTMENTS (6.46%)
MONEY MARKET FUND (1.24%)
Fidelity Institutional Money Market Government Portfolio - Class I	1.23	%(d)	2,587,112	2,587,112

U.S. TREASURY BILLS (5.22%)
United States Treasury Bill, 07/19/2018	1.17	%(e)	1,500,000	1,488,923
United States Treasury Bill, 12/06/2018	3.29	%(e)	9,500,000	9,361,828
				10,850,751

TOTAL SHORT TERM INVESTMENTS
(Cost $13,444,639)				13,437,863

				Value (Note 2)
TOTAL INVESTMENTS (100.05%)
(Cost $152,139,658)				$208,074,750

Liabilities In Excess Of Other Assets (-0.05%)				(114,060)

NET ASSETS (100.00%)				$207,960,690

(a)	Non-Income Producing Security.
(b)	Restricted security; these securities may only be resold in transactions exempt from registration under the Securities Act of 1933.
(c)	Illiquid security.
(d)	Represents the 7-day yield.
(e)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

The Disciplined Growth Investors Fund	Quarterly Notes to Portfolio of Investments

January 31, 2018 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes The Disciplined Growth Investors Fund (the “Fund”). The Fund seeks long-term capital growth and as a secondary objective, modest income with reasonable risk.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Portfolio of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the Portfolio of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported as of the date of the Portfolio of Investments. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under U.S. GAAP. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its Portfolio of Investments.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker–dealers that make a market in the security. Fixed-income obligations, excluding municipal securities, having a remaining maturity of greater than 60 days, are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. Corporate Bonds, U.S. Government & Agency, and U.S. Treasury Bonds & Notes are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the mean between the bid and asked prices as of the close of business of that market.

The Disciplined Growth Investors Fund	Quarterly Notes to Portfolio of Investments

January 31, 2018 (Unaudited)

When such prices or quotations are not available, or when Disciplined Growth Investors, Inc. (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The Disciplined Growth Investors Fund	Quarterly Notes to Portfolio of Investments

January 31, 2018 (Unaudited)

The following is a summary of each input used to value the Fund as of January 31, 2018:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Closed End Funds	$2,353,425	$–	$–	$2,353,425
Common Stocks
Consumer Discretionary	33,686,684	–	–	33,686,684
Energy	3,955,832	–	120,696	4,076,528
Financials	1,259,372	–	–	1,259,372
Health Care	26,314,603	–	–	26,314,603
Industrials	15,994,109	–	–	15,994,109
Technology	61,991,866	–	–	61,991,866
Corporate Bonds(a)	–	40,442,498	–	40,442,498
Foreign Government Bonds	–	823,765	–	823,765
Government & Agency Obligations	–	7,694,037	–	7,694,037
Short Term Investments
Money Market Fund	2,587,112	–	–	2,587,112
U.S. Treasury Bills	–	10,850,751	–	10,850,751
TOTAL	$148,143,003	$59,811,051	$120,696	$208,074,750

(a)	For detailed descriptions of the underlying industries, see the accompanying Portfolio of Investments.

The Fund recognizes transfers between levels as of the end of the period. For the nine months ended January 31, 2018, the Fund did not have any transfers between Level 1 and Level 2 securities.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

The Disciplined Growth Investors Fund	Common Stock	Total
Balance as of April 30, 2017	$193,667	$193,667
Accrued Discount/Premium	-	-
Return of Capital	-	-
Realized Gain/(Loss)	-	-
Change in Unrealized Appreciation/(Depreciation)	(72,971)	(72,971)
Purchases	-	-
Sale Proceeds	-	-
Transfer into Level 3	-	-
Transfer out of Level 3	-	-
Balance as of January 31, 2018	$120,696	$120,696
Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at January 31, 2018	$(72,971)	$(72,971)

The Disciplined Growth Investors Fund	Quarterly Notes to Portfolio of Investments

January 31, 2018 (Unaudited)

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Fund uses for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Fund.

Schedule of Investments
Emerald Growth Fund
January 31, 2018 (Unaudited)

Shares		Value (Note 2)
COMMON STOCKS: 96.57%
Consumer Discretionary: 13.10%
185,222	American Eagle Outfitters, Inc.	$3,333,996
82,312	Burlington Stores, Inc.(a)	10,018,194
1,283,779	Chegg, Inc.(a)	22,235,052
17,073	Churchill Downs, Inc.	4,421,907
170,299	Chuy's Holdings, Inc.(a)	4,512,924
405,900	Entercom Communications Corp., Class A	4,485,195
272,512	Five Below, Inc.(a)	17,694,204
167,352	HealthStream, Inc.(a)	3,936,119
58,044	Jack in the Box, Inc.	5,281,424
245,631	Lindblad Expeditions Holdings, Inc.(a)	2,276,999
251,986	Marcus Corp.	6,551,636
256,296	Meritage Homes Corp.(a)	12,161,245
76,414	Meritor, Inc.(a)	2,084,574
365,965	Nutrisystem, Inc.	15,827,986
239,632	Ollie's Bargain Outlet Holdings, Inc.(a)	13,311,558
328,673	Planet Fitness, Inc., Class A(a)	11,096,000
335,860	PlayAGS, Inc.(a)	6,572,780
91,851	Red Robin Gourmet Burgers, Inc.(a)	4,835,955
265,674	Steven Madden, Ltd.(a)	12,274,139
362,375	Tilly's, Inc., Class A	5,406,635
12,926	Zoe's Kitchen, Inc.(a)	190,271
		168,508,793

Consumer Staples: 0.76%
394,938	Freshpet, Inc.(a)	7,266,859
22,990	National Beverage Corp.	2,539,706
		9,806,565

Energy: 1.56%
203,843	Callon Petroleum Co.(a)	2,313,618
268,600	Enphase Energy, Inc.(a)	590,920
479,400	Extraction Oil & Gas, Inc.(a)	6,759,540
628,727	Keane Group, Inc.(a)	10,392,857
		20,056,935

Financial Services: 15.42%
213,781	Bank of the Ozarks	10,678,361
355,586	BofI Holding, Inc.(a)	12,790,428
335,238	Cadence BanCorp(a)	9,379,959
427,397	CareTrust REIT, Inc.	6,791,338
25,000	CNB Financial Corp.	673,250
300,082	FCB Financial Holdings, Inc., Class A(a)	16,444,494
122,502	First Choice Bancorp	3,123,801
70,554	Howard Bancorp, Inc.(a)	1,481,634
Shares		Value (Note 2)
Financial Services (continued)
290,360	Industrial Logistics Properties Trust, REIT(a)	$6,562,136
125,835	LendingTree, Inc.(a)	46,288,405
228,659	Live Oak Bancshares, Inc.	6,150,927
205,789	Merchants Bancorp	4,177,517
214,690	Moelis & Co., Class A	11,099,473
457,343	Monmouth Real Estate Investment Corp.	7,815,992
229,926	National Commerce Corp.(a)	10,427,144
370,221	Opus Bank	10,032,989
477,586	Pacific Premier Bancorp, Inc.(a)	19,461,630
225,928	QTS Realty Trust, Inc., REIT, Class A	11,251,214
77,937	Walker & Dunlop, Inc.(a)	3,620,174
		198,250,866

Health Care: 19.64%
313,474	Adamas Pharmaceuticals, Inc.(a)	11,861,856
230,744	Aimmune Therapeutics, Inc.(a)	8,124,496
851,265	Alder Biopharmaceuticals, Inc.(a)	12,045,400
152,335	ARMO BioSciences, Inc.(a)	4,661,451
65,248	Assembly Biosciences, Inc.(a)	3,078,401
289,714	AtriCure, Inc.(a)	4,725,235
192,982	Biohaven Pharmaceutical Holding Co., Ltd.(a)	6,669,458
27,372	Bluebird Bio, Inc.(a)	5,608,523
500,000	CareDx, Inc.(a)	3,000,000
325,867	Catalent, Inc.(a)	15,165,850
494,178	Catalyst Pharmaceuticals, Inc.(a)	1,675,263
116,003	Clovis Oncology, Inc.(a)	7,018,181
800,000	ConforMIS, Inc.(a)	1,112,000
252,464	Deciphera Pharmaceuticals, Inc.(a)	6,564,064
202,684	Dermira, Inc.(a)	5,780,548
144,028	Dicerna Pharmaceuticals, Inc.(a)	1,381,229
190,624	Exact Sciences Corp.(a)	9,475,919
338,296	G1 Therapeutics, Inc.(a)	8,088,657
415,004	Insmed, Inc.(a)	10,557,702
40,709	Intercept Pharmaceuticals, Inc.(a)	2,528,029
557,396	K2M Group Holdings, Inc.(a)	11,744,334
93,971	Merit Medical Systems, Inc.(a)	4,364,953
723,031	NeoGenomics, Inc.(a)	5,581,799
328,490	OraSure Technologies, Inc.(a)	7,147,942
260,136	Portola Pharmaceuticals, Inc.(a)	13,347,578
189,099	Puma Biotechnology, Inc.(a)	12,641,268
258,153	Reata Pharmaceuticals, Inc., Class A(a)	7,357,360
74,306	Sage Therapeutics, Inc.(a)	14,103,279
358,157	Sarepta Therapeutics, Inc.(a)	23,473,610
186,939	Savara, Inc.(a)	2,217,097
157,595	Supernus Pharmaceuticals, Inc.(a)	6,154,085
129,090	Tabula Rasa HealthCare, Inc.(a)	4,625,295
285,399	Teladoc, Inc.(a)	10,673,923
		252,554,785

Shares		Value (Note 2)
Materials & Processing: 10.38%
476,370	AK Steel Holding Corp.(a)	$2,410,432
375,099	Allegheny Technologies, Inc.(a)	10,112,669
312,488	Apogee Enterprises, Inc.	14,221,329
289,508	Carpenter Technology Corp.	14,880,711
436,620	Cleveland-Cliffs, Inc.(a)	2,990,847
426,680	GMS, Inc.(a)	14,626,590
70,919	Innospec, Inc.	5,091,984
264,899	Installed Building Products, Inc.(a)	19,059,483
79,242	Masonite International Corp.(a)	5,527,130
512,140	PQ Group Holdings, Inc.(a)	8,368,368
171,863	Trex Co., Inc.(a)	19,178,192
218,214	US Concrete, Inc.(a)	16,987,960
		133,455,695

Producer Durables: 14.10%
261,413	Air Transport Services Group, Inc.(a)	6,498,727
169,692	Atlas Air Worldwide Holdings, Inc.(a)	9,553,660
47,752	Blue Bird Corp.(a)	1,009,955
533,475	Daseke, Inc.(a)	7,201,912
139,049	Dycom Industries, Inc.(a)	16,228,409
140,962	Evoqua Water Technologies Corp.(a)	3,222,391
273,054	H&E Equipment Services, Inc.	10,752,867
440,074	Kennametal, Inc.	21,466,810
321,576	KLX, Inc.(a)	22,722,560
1,113,506	Kratos Defense & Security Solutions, Inc.(a)	12,705,103
309,262	Manitowoc Co., Inc.(a)	12,395,221
46,819	NV5 Global, Inc.(a)	2,282,426
88,070	OSI Systems, Inc.(a)	5,819,666
213,176	Primoris Services Corp.	5,542,576
284,370	REV Group, Inc.	8,320,666
22,621	Tennant Co.	1,524,655
211,574	Tetra Tech, Inc.	10,515,228
129,257	TopBuild Corp.(a)	9,893,331
553,187	Tutor Perini Corp.(a)	13,691,378
		181,347,541

Technology: 18.83%
189,842	Alarm.com Holdings, Inc.(a)	7,286,136
422,230	Box, Inc., Class A(a)	9,390,395
269,835	Ciena Corp.(a)	5,742,089
435,382	Cloudera, Inc.(a)	8,150,351
215,379	EPAM Systems, Inc.(a)	25,302,725
196,814	ForeScout Technologies, Inc.(a)	5,987,082
143,392	GrubHub, Inc.(a)	10,360,072
416,456	GTT Communications, Inc.(a)	19,219,444
116,649	Guidewire Software, Inc.(a)	9,267,763
125,470	II-VI, Inc.(a)	5,351,296
166,930	Imperva, Inc.(a)	7,303,187
140,965	Inphi Corp.(a)	4,210,625
288,737	Internap Corp.(a)	4,830,570
75,635	IPG Photonics Corp.(a)	19,056,238
317,058	Leaf Group, Ltd.(a)	2,774,258
Shares		Value (Note 2)
Technology (continued)
101,423	Lumentum Holdings, Inc.(a)	$4,695,885
326,285	Mercury Systems, Inc.(a)	15,668,206
175,676	Microsemi Corp.(a)	10,855,020
64,100	MKS Instruments, Inc.	6,557,430
311,360	Model N, Inc.(a)	4,654,832
57,834	Monolithic Power Systems, Inc.	6,889,186
160,820	Proofpoint, Inc.(a)	16,406,856
116,046	Q2 Holdings, Inc.(a)	4,914,548
221,026	Reis, Inc.	4,586,290
314,981	USA Technologies, Inc.(a)	2,661,589
345,471	Varonis Systems, Inc.(a)	18,759,075
100,000	Yext, Inc.(a)	1,205,000
		242,086,148

Utilities: 2.78%
153,911	Cogent Communications Holdings, Inc.	6,941,386
147,123	Shenandoah Telecommunications Co.	5,002,182
2,124,695	Vonage Holdings Corp.(a)	23,775,337
		35,718,905

	Total Common Stocks
	(Cost $865,654,433)	1,241,786,233

SHORT TERM INVESTMENTS: 1.48%
	Dreyfus Government Cash Management Fund - Institutional Class
19,115,993	1.210% (7-Day Yield)	19,115,993

	Total Short Term Investments
	(Cost $19,115,993)	19,115,993

Total Investments: 98.05%
(Cost $884,770,426)		1,260,902,226

Other Assets In Excess Of Liabilities: 1.95%		25,027,500
Net Assets: 100.00%		$1,285,929,726

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Schedule of Investments.

Schedule of Investments
Emerald Small Cap Value Fund
January 31, 2018 (Unaudited)

Shares		Value (Note 2)
COMMON STOCKS: 95.14%
Consumer Discretionary: 9.11%
8,691	Gray Television, Inc.(a)	$142,098
12,621	MDC Partners, Inc., Class A(a)	113,589
2,096	Penske Automotive Group, Inc.	109,390
4,152	PlayAGS, Inc.(a)	81,255
2,755	Viad Corp.	156,483
6,995	ZAGG, Inc.(a)	116,817
		719,632

Energy: 3.35%
5,378	Extraction Oil & Gas, Inc.(a)	75,830
4,767	Mammoth Energy Services, Inc.(a)	109,450
7,963	SRC Energy, Inc.(a)	79,232
		264,512

Financial Services: 47.05%
2,283	BancorpSouth Bank	76,595
1,850	BankUnited, Inc.	75,924
2,603	BofI Holding, Inc.(a)	93,630
1,350	Chemical Financial Corp.	78,854
3,400	CNB Financial Corp.	91,562
3,220	ConnectOne Bancorp, Inc.	93,863
1,501	CoreSite Realty Corp., REIT	162,588
2,950	Customers Bancorp, Inc.(a)	90,418
2,736	CyrusOne, Inc., REIT	157,840
1,320	Eagle Bancorp, Inc.(a)	83,160
2,071	Employers Holdings, Inc.	87,810
3,290	Entegra Financial Corp.(a)	92,778
3,897	ESSA Bancorp, Inc.	62,742
2,178	First Bancorp	79,279
2,898	First Financial Bancorp	82,593
941	First Merchants Corp.	40,614
800	First Savings Financial Group, Inc.	50,800
1,892	FS Bancorp, Inc.	108,505
1,956	Great Western Bancorp, Inc.	82,445
1,457	Hancock Holding Co.	78,241
2,190	HomeStreet, Inc.(a)	64,496
3,670	Investar Holding Corp.	92,668
2,120	LegacyTexas Financial Group, Inc.	93,365
3,638	Live Oak Bancshares, Inc.	97,862
1,330	Meta Financial Group, Inc.	155,609
1,825	Moelis & Co., Class A	94,353
5,122	Monmouth Real Estate Investment Corp.	87,535
3,107	Northeast Bancorp	69,441
1,420	Northrim BanCorp, Inc.	47,499
2,893	OceanFirst Financial Corp.	76,520
2,324	PCSB Financial Corp.(a)	46,898
4,545	PennyMac Financial Services, Inc., Class A(a)	100,899
Shares		Value (Note 2)
Financial Services (continued)
2,924	People's Utah Bancorp	$92,398
1,457	Preferred Bank	93,860
3,600	Rexford Industrial Realty, Inc., REIT	106,884
2,142	Standard AVB Financial Corp.	64,474
3,010	State Bank Financial Corp.	91,835
3,650	Summit Financial Group, Inc.	93,805
1,740	Timberland Bancorp, Inc.	48,546
2,172	TriCo Bancshares	80,321
3,333	TriState Capital Holdings, Inc.(a)	80,159
2,060	Union Bankshares Corp.	77,765
8,410	Western New England Bancorp, Inc.	91,249
		3,718,682

Health Care: 4.08%
2,869	Acadia Healthcare Co., Inc.(a)	97,776
2,775	Envision Healthcare Corp.(a)	99,872
6,770	Invacare Corp.	124,568
		322,216

Materials & Processing: 10.74%
13,400	AK Steel Holding Corp.(a)	67,804
1,425	Apogee Enterprises, Inc.	64,852
6,381	Builders FirstSource, Inc.(a)	136,681
15,680	Goldfield Corp.(a)	77,616
3,131	Kirkland Lake Gold, Ltd.	47,247
2,264	Koppers Holdings, Inc.(a)	103,690
4,415	Mercer International, Inc.	64,901
2,538	PolyOne Corp.	110,301
1,933	Universal Forest Products, Inc.	72,159
1,335	US Concrete, Inc.(a)	103,930
		849,181

Producer Durables: 7.16%
4,534	Blue Bird Corp.(a)	95,894
1,831	Cubic Corp.	106,290
872	Dycom Industries, Inc.(a)	101,771
1,999	ICF International, Inc.(a)	106,147
1,191	OSI Systems, Inc.(a)	78,701
3,099	Tutor Perini Corp.(a)	76,700
		565,503

Technology: 12.04%
3,893	ARRIS International PLC(a)	98,493
3,283	Kulicke & Soffa Industries, Inc.(a)	75,542
2,532	Microsemi Corp.(a)	156,452
13,860	Mitel Networks Corp.(a)	124,740
7,197	Perficient, Inc.(a)	139,405
10,095	Photronics, Inc.(a)	84,798
3,905	Presidio, Inc.(a)	71,501
2,915	Tower Semiconductor, Ltd.(a)	101,267
4,432	Xperi Corp.	99,499
		951,697

Shares		Value (Note 2)
Utilities: 1.61%
1,510	Pattern Energy Group, Inc., Class A	$31,136
8,572	Vonage Holdings Corp.(a)	95,921
		127,057

	Total Common Stocks
	(Cost $5,967,650)	7,518,480

SHORT TERM INVESTMENTS: 1.76%
	Dreyfus Government Cash Management Fund - Institutional Class
139,362	1.210% (7-Day Yield)	139,362

	Total Short Term Investments
	(Cost $139,362)	139,362

Total Investments: 96.90%
(Cost $6,107,012)		7,657,842

Other Assets In Excess Of Liabilities: 3.10%		245,354
Net Assets: 100.00%		$7,903,196

(a)	Non-income producing security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Schedule of Investments.

Schedule of Investments
Emerald Insights Fund
January 31, 2018 (Unaudited)

Shares		Value (Note 2)
COMMON STOCKS: 98.65%
Consumer Discretionary: 18.35%
1,050	Aptiv PLC	$99,624
2,624	BorgWarner, Inc.	147,626
1,763	Brunswick Corp.	110,681
1,408	Burlington Stores, Inc.(a)	171,368
4,581	Cinemark Holdings, Inc.	168,581
2,142	Five Below, Inc.(a)	139,080
358	Hasbro, Inc.	33,856
5,224	MGM Resorts International	190,415
914	Papa John's International, Inc.	59,309
3,050	PlayAGS, Inc.(a)	59,688
319	PVH Corp.	49,471
1,311	Royal Caribbean Cruises, Ltd.	175,084
5,187	Sinclair Broadcast Group, Inc., Class A	192,438
2,043	Six Flags Entertainment Corp.	138,025
2,151	Skechers U.S.A., Inc., Class A(a)	88,600
2,438	Toll Brothers, Inc.	113,562
870	Wynn Resorts, Ltd.	144,063
		2,081,471

Consumer Staples: 3.56%
2,912	Energizer Holdings, Inc.	169,537
758	National Beverage Corp.	83,736
4,960	The Kroger Co.	150,585
		403,858

Energy: 5.16%
2,441	Cabot Oil & Gas Corp.	64,320
3,618	Centennial Resource Development, Inc., Class A(a)	73,843
1,451	Diamondback Energy, Inc.(a)	182,101
7,537	Extraction Oil & Gas, Inc.(a)	106,272
2,613	Keane Group, Inc.(a)	43,193
7,814	WPX Energy, Inc.(a)	115,100
		584,829

Financial Services: 12.69%
986	Affiliated Managers Group, Inc.	196,835
449	Alliance Data Systems Corp.	115,240
1,417	Bank of the Ozarks	70,779
222	Equinix, Inc., REIT	101,052
4,760	First Data Corp., Class A(a)	84,252
647	FleetCor Technologies, Inc.(a)	137,487
5,936	Newmark Group, Inc., Class A(a)	98,597
811	S&P Global, Inc.	146,872
1,075	SBA Communications Corp., REIT(a)	187,588
671	Square, Inc., Class A(a)	31,477
325	SVB Financial Group(a)	80,129
968	Western Alliance Bancorp(a)	56,783
Shares		Value (Note 2)
Financial Services (continued)
1,642	Worldpay, Inc., Class A(a)	$131,869
		1,438,960

Health Care: 13.96%
1,198	Abbott Laboratories	74,468
4,687	Acadia Healthcare Co., Inc.(a)	159,733
1,019	Alnylam Pharmaceuticals, Inc.(a)	132,450
1,280	ARMO BioSciences, Inc.(a)	39,168
3,994	Catalent, Inc.(a)	185,881
1,248	Clovis Oncology, Inc.(a)	75,504
1,725	DENTSPLY SIRONA, Inc.	104,897
728	Edwards Lifesciences Corp.(a)	92,150
2,586	Intrexon Corp.(a)	33,618
990	Jazz Pharmaceuticals PLC(a)	144,283
1,101	Puma Biotechnology, Inc.(a)	73,602
490	Sage Therapeutics, Inc.(a)	93,002
2,189	Sarepta Therapeutics, Inc.(a)	143,467
1,628	Veeva Systems, Inc., Class A(a)	102,336
444	Zimmer Biomet Holdings, Inc.	56,441
940	Zoetis, Inc.	72,126
		1,583,126

Materials & Processing: 8.80%
2,957	Berry Global Group, Inc.(a)	175,025
1,961	Eagle Materials, Inc.	219,730
2,663	International Paper Co.	167,396
2,532	Masco Corp.	113,079
1,749	Nucor Corp.	117,113
1,066	Scotts Miracle-Gro Co., Class A	96,228
691	US Concrete, Inc.(a)	53,794
415	Vulcan Materials Co.	56,191
		998,556

Producer Durables: 14.24%
511	CoStar Group, Inc.(a)	176,862
4,940	Daseke, Inc.(a)	66,690
1,171	Dycom Industries, Inc.(a)	136,668
2,127	Fortive Corp.	161,695
2,030	Kennametal, Inc.	99,023
1,114	Oshkosh Corp.	101,062
754	Parker-Hannifin Corp.	151,871
4,841	Quanta Services, Inc.(a)	186,330
1,248	Southwest Airlines Co.	75,878
1,119	TopBuild Corp.(a)	85,648
2,582	Trimble, Inc.(a)	113,866
3,210	Trinity Industries, Inc.	110,649
819	United Rentals, Inc.(a)	148,329
		1,614,571

Technology: 21.89%
975	Activision Blizzard, Inc.	72,277
1,735	Analog Devices, Inc.	159,412
359	Broadcom, Ltd.	89,043

Shares		Value (Note 2)
Technology (continued)
486	Coherent, Inc.(a)	$126,127
3,711	Fortinet, Inc.(a)	170,854
545	IAC/InterActive Corp.(a)	79,009
586	Intuit, Inc.	98,389
620	IPG Photonics Corp.(a)	156,209
432	Lam Research Corp.	82,737
2,263	Match Group, Inc.(a)	79,069
3,135	Micron Technology, Inc.(a)	137,062
8,030	ON Semiconductor Corp.(a)	198,662
557	Palo Alto Networks, Inc.(a)	87,934
1,100	Proofpoint, Inc.(a)	112,222
2,065	PTC, Inc.(a)	150,084
1,301	ServiceNow, Inc.(a)	193,680
1,782	Splunk, Inc.(a)	164,603
1,004	Tableau Software, Inc., Class A(a)	77,117
785	Take-Two Interactive Software, Inc.(a)	99,436
638	Ultimate Software Group, Inc.(a)	148,584
		2,482,510

	Total Common Stocks
	(Cost $8,614,613)	11,187,881

MASTER LIMITED PARTNERSHIPS: 0.99%
Financial Services: 0.99%
1,917	Lazard, Ltd., Class A	112,279

	Total Master Limited Partnerships
	(Cost $62,142)	112,279

SHORT TERM INVESTMENTS: 0.64%
	Dreyfus Government Cash Management Fund - Institutional Class
72,196	1.210% (7-Day Yield)	72,196

	Total Short Term Investments
	(Cost $72,196)	72,196

Total Investments: 100.28%
(Cost $8,748,951)		11,372,356

Liabilities In Excess Of Other Assets: (0.28)%		(31,362)
Net Assets: 100.00%		$11,340,994

(a)	Non-income producing security.
For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Schedule of Investments.

Schedule of Investments
Emerald Banking and Finance Fund
January 31, 2018 (Unaudited)

Shares		Value (Note 2)
COMMON STOCKS: 98.36%
Financial Services: 95.85%
Banks: Diversified: 75.30%
100,000	1st Source Corp.	$5,229,000
55,280	Access National Corp.	1,605,884
59,178	American Business Bank(a)	2,411,503
169,900	American Riviera Bank(a)	3,283,317
206,237	Ameris Bancorp	11,043,991
156,148	BancorpSouth Bank	5,238,765
424,577	Bank of Commerce Holdings	4,925,093
100,000	Bank of Princeton(a)	3,275,000
225,409	Bridge Bancorp, Inc.	7,731,529
457,815	Byline Bancorp, Inc.(a)	10,241,322
207,990	Cadence BanCorp(a)	5,819,560
145,214	Carolina Financial Corp.	5,988,625
358,750	CBTX, Inc.	10,267,425
370,213	CenterState Bank Corp.	9,621,836
121,319	Civista Bancshares, Inc.	2,684,789
150,002	CNB Financial Corp.	4,039,554
35,869	County Bancorp, Inc.	1,033,027
228,773	Equity Bancshares, Inc., Class A(a)	8,238,116
331,830	Esquire Financial Holdings, Inc.(a)	7,552,451
215	Farmers & Merchants Bank of Long Beach	1,724,300
86,853	Farmers National Banc Corp.	1,268,054
131,782	FB Financial Corp.(a)	5,571,743
191,017	FCB Financial Holdings, Inc., Class A(a)	10,467,732
113,927	First Bancshares, Inc.	3,662,753
588,963	First Bank	8,186,586
163,498	First Choice Bancorp	4,169,199
578,105	First Foundation, Inc.(a)	11,244,142
190,000	First Internet Bancorp	7,115,500
41,281	First Merchants Corp.	1,781,688
58,449	First of Long Island Corp.	1,642,417
125,475	First Resource Bank(a)	1,549,616
186,772	Franklin Financial Network, Inc.(a)	6,023,397
258,714	Freedom Bank of Virginia(a)	3,308,952
45,000	FS Bancorp, Inc.	2,580,750
92,837	FVCBankcorp, Inc.(a)	1,624,647
169,868	Gold Coast Bancorp, Inc.(a)	2,262,642
177,886	Guaranty Bancorp	5,043,068
200,000	Guaranty Bancshares, Inc.	6,332,000
138,670	Heritage Commerce Corp.	2,220,107
127,005	Howard Bancorp, Inc.(a)	2,667,105
50,000	Independent Bank Corp.	1,152,500
254,042	Investar Holding Corp.	6,414,560
80,150	John Marshall Bancorp, Inc.(a)	1,438,693
65,781	Lakeland Bancorp, Inc.	1,322,198
46,615	Lakeland Financial Corp.	2,240,783
269,682	Live Oak Bancshares, Inc.	7,254,446
Shares		Value (Note 2)
Banks: Diversified (continued)
39	Mechanics Bank(a)	$1,193,400
87,881	Mercantile Bank Corp.	3,066,168
514,709	Merchants Bancorp	10,448,593
135,000	Meridian Bank(a)	2,451,600
207,881	Metropolitan Bank Holding Corp.(a)	9,872,269
51,013	Midland States Bancorp, Inc.	1,637,007
239,209	National Commerce Corp.(a)	10,848,128
48,060	Nicolet Bankshares, Inc.(a)	2,609,177
203,594	Old Line Bancshares, Inc.	6,447,822
158,129	Opus Bank	4,285,296
599,284	Pacific Mercantile Bancorp(a)	5,183,807
260,115	Pacific Premier Bancorp, Inc.(a)	10,599,686
212,884	People's Utah Bancorp	6,727,134
240,584	Professional Holding Corp.(a)(b)	3,972,042
93,253	QCR Holdings, Inc.	4,089,144
398,258	RBB Bancorp	10,705,175
747,663	Republic First Bancorp, Inc.(a)	6,616,818
244,684	Seacoast Commerce Banc Holdings	5,055,171
256,130	ServisFirst Bancshares, Inc.	10,865,035
200,000	SmartFinancial, Inc.(a)	4,360,000
71,032	Southern First Bancshares, Inc.(a)	3,093,444
775,000	Sterling Bancorp, Inc.(a)	9,834,750
300,000	Stewardship Financial Corp.	3,345,000
182,747	Sussex Bancorp	5,317,938
39,376	SVB Financial Group(a)	9,708,153
712,579	The Bancorp, Inc.(a)	7,531,960
219,027	TriState Capital Holdings, Inc.(a)	5,267,599
139,610	Triumph Bancorp, Inc.(a)	5,374,985
231,891	Union Bankshares Corp.	8,753,885
168,750	Unity Bancorp, Inc.	3,467,813
135,517	Veritex Holdings, Inc.(a)	3,863,590
109,942	West Town Bancorp, Inc.(a)	3,015,159
		410,108,113

Banks: Savings Thrift & Mortgage Lending: 8.15%
82,750	Flushing Financial Corp.	2,330,240
237,146	Heritage Financial Corp.	7,304,097
259,003	Malvern Bancorp, Inc.(a)	6,190,172
128,396	Meta Financial Group, Inc.	15,022,332
182,919	OceanFirst Financial Corp.	4,838,207
169,608	WSFS Financial Corp.	8,666,969
		44,352,017

Consumer Lending: 4.48%
66,381	LendingTree, Inc.(a)	24,418,251

Diversified Financial Services: 0.92%
150,908	MidWestOne Financial Group, Inc.	4,992,037

Financial Data & Services: 0.99%
29,880	Cass Information Systems, Inc.	1,731,546
497	Crypto Co.(a)(b)	25,347

Shares		Value (Note 2)
Financial Data & Services (continued)
470,873	Everi Holdings, Inc.(a)	$3,644,557
		5,401,450

Insurance: Multi Line: 0.35%
50,000	James River Group Holdings, Ltd.	1,900,000

Insurance: Property-Casualty: 1.38%
185,000	Kingstone Cos., Inc.	3,875,750
47,570	Kinsale Capital Group, Inc.	2,270,040
75,340	NMI Holdings, Inc., Class A(a)	1,382,489
		7,528,279

Real Estate: 1.41%
462,855	Newmark Group, Inc., Class A(a)	7,688,022

Real Estate Investment Trusts (REITs): 2.67%
250,000	City Office REIT, Inc.	2,920,000
147,490	Community Healthcare Trust, Inc., REIT	3,929,134
159,790	Industrial Logistics Properties Trust, REIT(a)	3,611,254
143,088	Innovative Industrial Properties, Inc., REIT	4,088,024
		14,548,412

Securities Brokerage & Services: 0.20%
120,267	Siebert Financial Corp.(a)	1,102,848

Materials & Processing: 0.90%
Precious Metals & Minerals: 0.90%
326,033	Kirkland Lake Gold, Ltd.	4,919,838

Technology: 1.61%
Computer Services Software & Systems: 1.61%
141,914	Q2 Holdings, Inc.(a)	6,010,058
54,911	RealPage, Inc.(a)	2,731,822
		8,741,880

	Total Common Stocks
	(Cost $380,214,446)	535,701,147
Shares		Value (Note 2)
SHORT TERM INVESTMENTS: 0.91%
	Dreyfus Government Cash Management Fund - Institutional Class
4,962,715	1.210% (7-Day Yield)	$4,962,715

	Total Short Term Investments
	(Cost $4,962,715)	4,962,715

Total Investments: 99.27%
(Cost $385,177,161)		540,663,862

Other Assets In Excess Of Liabilities: 0.73%		3,967,692
Net Assets: 100.00%		$544,631,554

(a)	Non-income producing security.
(b)	Fair valued security under the procedures approved by the Fund's Board of Trustees.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Schedule of Investments.

Emerald Funds	Notes to Quarterly Schedule of Investments

January 31, 2018 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Emerald Growth Fund, Emerald Small Cap Value Fund, Emerald Insights Fund, and Emerald Banking and Finance Fund (each a “Fund” and collectively, the “Funds”). The Emerald Small Cap Value Fund is a successor to a previously operational fund which was a series of Elessar Funds Investment Trust, a Delaware statutory trust, and was organized into a series of the Trust effective as of the close of business on June 26, 2015. Effective March 3, 2015, the Board approved changing the fiscal year end of the Emerald Small Cap Value Fund from September 30 to April 30.

The Emerald Growth Fund and Emerald Insights Fund seek to achieve long-term growth through capital appreciation. The Emerald Small Cap Value Fund seeks long-term capital appreciation. The Emerald Banking and Finance Fund seeks to achieve long term growth through capital appreciation with income as a secondary objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally, 4:00 p.m. Eastern time, on each business day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security.

Equity securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board.

When such prices or quotations are not available, or when Emerald Mutual Fund Advisers Trust, (the “Adviser”), believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

Emerald Funds	Notes to Quarterly Schedule of Investments

January 31, 2018 (Unaudited)

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value the Funds as of January 31, 2018:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Growth Fund
Common Stocks(a)	$1,241,786,232	$–	$–	$1,241,786,232
Short Term Investments	19,115,993	–	–	19,115,993
TOTAL	$1,260,902,225	$–	$–	$1,260,902,225

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Small Cap Value Fund
Common Stocks(a)	$7,518,480	$–	$–	$7,518,480
Short Term Investments	139,362	–	–	139,362
TOTAL	$7,657,842	$–	$–	$7,657,842

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Insights Fund
Common Stocks(a)	$11,187,882	$–	$–	$11,187,882
Master Limited Partnerships(a)	112,279	–	–	112,279
Short Term Investments	72,196	–	–	72,196
TOTAL	$11,372,357	$–	$–	$11,372,357

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Banking and Finance Fund
Common Stocks
Banks: Diversified	$406,136,071	$3,972,042	$–	$410,108,113
Financial Data & Services	5,376,103	25,347	–	5,401,450
Other(a)	120,191,584	–	–	120,191,584
Short Term Investments	4,962,715	–	–	4,962,715
TOTAL	$536,666,473	$3,997,389	$–	$540,663,862

(a)	For detailed descriptions of sector and industry, see the accompanying Schedule of Investments.

Emerald Funds	Notes to Quarterly Schedule of Investments

January 31, 2018 (Unaudited)

The Funds recognize transfers between levels as of the end of the period. For the nine months ended January 31, 2018, the Funds had the following transfers between Level 1 and Level 2 securities.

	Level 1		Level 2
Emerald Banking and Finance Fund	Transfer In	Transfers (Out)	Transfer In	Transfers (Out)
Common Stocks	$7,687,264	$-	$-	$(7,687,264)
Total	$7,687,264	$-	$-	$(7,687,264)

The transfer amounts disclosed in the table above represent the value of the securities as of January 31, 2018 transferred in/(out) of Level 1 and Level 2 during the reporting period that were also held at April 30, 2017. The above transfers from Level 2 to Level 1 were due to the ability to obtain a closing market price within an active market for a security that previously had no market to trade. For the nine months ended January 31, 2018, the Emerald Growth Fund and Emerald Small Cap Value Fund did not have any transfers between Level 1 and Level 2 securities.

For the nine months ended January 31, 2018, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Funds use for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act. A Fund’s investments in REITs may result in such Fund’s receipt of cash in excess of the REITs’ earnings. If the Fund receives such distributions all or a portion of these distributions will constitute a return of capital to such Fund. Receiving a return of capital distribution from REITs will reduce the amount of income available to be distributed to Fund shareholders. Income from REITs generally will not be eligible for treatment as qualified dividend income. As the final character of the distributions is not known until reported by the REITs on their 1099s, the Funds utilize an average of the prior year’s reallocation information as an estimate for the current year character of distributions.

Grandeur Peak Emerging Markets Opportunities Fund

PORTFOLIO OF INVESTMENTS

January 31, 2018 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (92.99%)
Argentina (1.01%)
Despegar.com Corp.(a)	74,775	$2,276,899
Globant SA(a)	62,412	2,836,001
		5,112,900

Bangladesh (1.06%)
Olympic Industries, Ltd.	272,639	931,816
Square Pharmaceuticals, Ltd.	1,135,742	4,444,801
		5,376,617

Brazil (1.78%)
M Dias Branco SA	199,200	3,580,723
Pagseguro Digital Ltd, Class A(a)	26,750	747,395
Raia Drogasil SA	135,900	3,601,393
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	164,200	1,051,375
		8,980,886

China (14.95%)
58.com, Inc., ADR(a)	22,125	1,767,345
Alibaba Group Holding, Ltd., Sponsored ADR(a)	9,800	2,002,042
ANTA Sports Products, Ltd.	473,000	2,279,547
BBI Life Sciences Corp.(b)	9,968,500	4,460,094
BrightKing Holdings, Ltd.	833,721	1,910,846
China Medical System Holdings, Ltd.	5,082,000	10,901,160
CSPC Pharmaceutical Group, Ltd.	1,722,000	3,821,457
Ctrip.com International, Ltd., ADR(a)	65,750	3,075,785
Essex Bio-technology, Ltd.	5,608,000	4,014,599
JD.com, Inc., ADR(a)	65,225	3,211,027
Man Wah Holdings, Ltd.	10,121,400	10,764,900
O2Micro International, Ltd., ADR(a)	462,244	697,988
On-Bright Electronics, Inc.	507,941	5,027,911
Shanghai Haohai Biological Technology Co., Ltd., Class H(b)(c)	567,800	3,171,925
Silergy Corp.	368,422	7,862,568
Tencent Holdings, Ltd.	32,900	1,949,779
Xiabuxiabu Catering Management China Holdings Co., Ltd.(b)(c)	3,145,500	6,023,482
Yum China Holdings, Inc.	56,125	2,603,639
		75,546,094

Colombia (1.99%)
Amerisur Resources PLC(a)	6,100,400	1,628,393
Gran Tierra Energy, Inc.(a)	1,124,500	3,114,865
	Shares	Value (Note 2)
Colombia (continued)
Parex Resources, Inc.(a)	356,831	$5,329,256
		10,072,514

Egypt (1.86%)
African Export-Import Bank(a)(d)	500,000	2,150,000
Commercial International Bank Egypt SAE	374,454	1,661,083
Integrated Diagnostics Holdings PLC(b)(c)	371,100	1,716,337
Juhayna Food Industries	1,422,650	878,080
Obour Land For Food Industries	2,116,943	2,996,805
		9,402,305

Georgia (2.51%)
BGEO Group PLC	118,812	6,180,999
Georgia Healthcare Group PLC(a)(b)(c)	319,225	1,495,732
TBC Bank Group PLC	214,806	5,001,879
		12,678,610

Greece (0.83%)
Sarantis SA	223,934	4,184,282

Hong Kong (5.79%)
International Housewares Retail Co., Ltd.	8,126,000	1,547,780
Jacobson Pharma Corp., Ltd.(b)	5,020,000	1,187,193
Plover Bay Technologies, Ltd.(b)	8,615,000	2,180,553
Samsonite International SA	879,900	3,813,108
TK Group Holdings, Ltd.	5,467,000	4,046,446
Value Partners Group, Ltd.	9,258,800	11,812,215
Vitasoy International Holdings, Ltd.	1,837,900	4,698,919
		29,286,214

India (13.41%)
Alkem Laboratories, Ltd.	148,718	5,141,107
Bajaj Finance, Ltd.	166,000	4,379,036
Byke Hospitality, Ltd.	981,000	2,885,759
City Union Bank, Ltd.	1,198,250	2,989,797
Control Print, Ltd.	255,504	1,816,743
Cyient, Ltd.	537,595	5,425,079
Essel Propack, Ltd.	455,500	2,039,245
Indiabulls Housing Finance, Ltd.	179,500	3,925,484
Kellton Tech Solutions, Ltd.(a)	576,175	1,047,653
Kovai Medical Center and Hospital	75,083	1,502,516
Kwality, Ltd.	985,200	1,548,965
L&T Finance Holdings, Ltd.	827,000	2,244,210
L&T Technology Services, Ltd.(b)(c)	171,540	3,261,765
SBI Life Insurance Co., Ltd.(a)(b)(c)	32,443	336,984
Somany Ceramics, Ltd.	96,303	1,113,400

	Shares	Value (Note 2)
India (continued)
Thyrocare Technologies, Ltd.(a)	110,500	$1,197,621
Time Technoplast, Ltd.	2,417,221	6,893,994
Vaibhav Global, Ltd.(a)	200,319	2,267,786
Vakrangee, Ltd.	779,500	4,470,218
WNS Holdings, Ltd., ADR(a)	160,186	7,121,870
Yes Bank, Ltd.	1,105,000	6,157,058
		67,766,290

Indonesia (4.40%)
Ace Hardware Indonesia Tbk PT	12,870,000	1,297,718
Arwana Citramulia Tbk PT	58,293,000	1,489,054
Bekasi Fajar Industrial Estate Tbk PT	56,350,600	1,262,664
Delfi, Ltd.	866,400	1,083,165
Hexindo Adiperkasa Tbk PT	3,557,100	905,980
Indonesia Pondasi Raya Tbk PT	15,105,400	1,037,978
Link Net Tbk PT	7,350,500	2,978,412
Lippo Cikarang Tbk PT(a)	3,005,000	781,073
Panin Sekuritas Tbk PT	7,155,500	1,282,683
Sarana Menara Nusantara Tbk Pt	7,658,500	2,122,197
Selamat Sempurna Tbk PT	38,912,900	3,865,568
Tempo Scan Pacific Tbk PT	17,950,700	2,225,654
Ultrajaya Milk Industry & Trading Co. Tbk PT	20,171,600	1,913,428
		22,245,574

Kenya (0.66%)
Safaricom, Ltd.	11,591,900	3,349,276

Malaysia (2.10%)
AEON Credit Service M Bhd	1,130,400	3,903,581
CB Industrial Product Holding Bhd	3,308,000	1,510,677
My EG Services Bhd	4,824,900	3,094,670
Mynews Holdings Bhd	1,861,000	744,830
Scicom MSC Bhd	3,146,500	1,372,343
		10,626,101

Mexico (2.16%)
Banregio Grupo Financiero SAB de CV	649,900	4,040,804
Credito Real SAB de CV SOFOM ER	2,044,271	2,745,941
Grupo Herdez SAB de CV	715,400	1,687,047
Unifin Financiera SAB de CV SOFOM ENR	663,600	2,424,533
		10,898,325

Oman (0.66%)
Tethys Oil AB	416,623	3,352,060
	Shares	Value (Note 2)
Pakistan (1.08%)
Abbott Laboratories Pakistan, Ltd.	132,850	$872,231
Akzo Nobel Pakistan, Ltd.	852,800	1,669,640
Meezan Bank, Ltd.	2,408,320	1,675,789
Pak Elektron, Ltd.	2,219,500	1,219,455
		5,437,115

Peru (1.61%)
Alicorp SAA	1,049,255	3,641,072
Credicorp, Ltd.	19,475	4,510,994
		8,152,066

Philippines (4.59%)
Concepcion Industrial Corp.	3,282,792	3,999,503
Holcim Philippines, Inc.	3,694,500	756,184
Pepsi-Cola Products Philippines, Inc.	23,627,000	1,335,639
Puregold Price Club, Inc.	3,372,100	3,503,566
Robinsons Land Corp.	6,379,600	2,599,096
Robinsons Retail Holdings, Inc.	1,675,000	3,088,792
Security Bank Corp.	1,654,600	7,934,339
		23,217,119

Poland (2.92%)
AmRest Holdings SE(a)	14,800	1,835,954
Dino Polska SA(a)(b)(c)	261,600	6,529,444
LiveChat Software SA	239,800	3,082,262
Medicalgorithmics SA	27,700	1,639,445
PGS Software SA	426,467	1,663,596
		14,750,701

Russia (0.60%)
MD Medical Group Investments PLC, GDR(b)	117,400	1,185,740
TCS Group Holding PLC, GDR(b)	83,900	1,829,020
		3,014,760

South Africa (4.04%)
ARB Holdings, Ltd.	1,134,108	419,322
Blue Label Telecoms, Ltd.	1,363,023	1,564,808
Capitec Bank Holdings, Ltd.	23,200	1,567,916
Cartrack Holdings, Ltd.	1,988,707	3,021,777
Cashbuild, Ltd.	25,604	972,612
City Lodge Hotels, Ltd.	31,641	392,633
Clicks Group, Ltd.	113,000	1,629,718
EOH Holdings, Ltd.	396,824	2,143,863
Interwaste Holdings, Ltd.(a)	15,918,682	1,088,457
Italtile, Ltd.	1,833,146	2,127,741
Transaction Capital, Ltd.	3,877,628	5,482,770
		20,411,617

South Korea (8.19%)
BGF Retail Co., Ltd.(a)	17,674	3,641,223
Daebongls Co., Ltd.	197,000	1,909,397
Hanssem Co., Ltd.	17,500	2,794,166

	Shares	Value (Note 2)
South Korea (continued)
Hy-Lok Corp.	95,092	$2,315,299
Interpark Holdings Corp.	265,500	1,052,950
ISC Co., Ltd.	165,732	2,855,709
Koh Young Technology, Inc.	30,244	2,665,131
Korea Kolmar Co., Ltd.	11,500	963,853
LEENO Industrial, Inc.	60,200	3,450,147
LG Household & Health Care, Ltd.	3,700	4,078,195
Loen Entertainment, Inc.	42,500	4,385,916
Medy-Tox, Inc.	8,000	4,554,947
NAVER Corp.	3,910	3,332,022
Vitzrocell Co., Ltd.(a)(d)	444,769	3,371,639
		41,370,594

Sri Lanka (1.34%)
Hemas Holdings PLC	2,946,326	2,288,557
Royal Ceramics Lanka PLC	3,593,775	2,628,083
Sampath Bank PLC	902,756	1,865,608
		6,782,248

Switzerland (0.63%)
Wizz Air Holdings PLC(a)(b)(c)	64,800	3,186,181

Taiwan (5.75%)
ASPEED Technology, Inc.	69,929	1,837,869
I Yuan Precision Ind Co., Ltd.	430,000	1,289,461
Materials Analysis Technology, Inc.	501,000	1,368,294
Rafael Microelectronics, Inc.	227,000	1,503,182
Sinmag Equipment Corp.	1,039,133	5,989,753
Sitronix Technology Corp.	942,000	2,808,660
Sporton International, Inc.	1,044,317	5,894,225
Tehmag Foods Corp.	145,200	1,155,801
Test Research, Inc.	1,950,000	3,037,519
TSC Auto ID Technology Co., Ltd.	208,000	1,905,474
TTFB Co., Ltd.	179,000	1,418,710
Voltronic Power Technology Corp.	49,000	869,191
		29,078,139

Thailand (1.57%)
Ananda Development PCL	22,907,800	4,095,903
Srisawad Power Corp. PCL	1,908,240	3,838,414
		7,934,317

Turkey (1.24%)
Anadolu Hayat Emeklilik AS	577,500	1,143,747
Aselsan Elektronik Sanayi Ve Ticaret AS	144,900	1,282,137
AvivaSA Emeklilik ve Hayat AS	140,700	666,683
DP Eurasia NV(a)(b)(c)	993,100	3,151,472
		6,244,039

United Arab Emirates (0.23%)
Aramex PJSC	1,018,125	1,166,993
	Shares	Value (Note 2)
United States (1.62%)
FirstCash, Inc.	111,970	$8,185,007

Vietnam (2.41%)
DHG Pharmaceutical JSC	15,095	66,138
FPT Corp.	713,527	1,976,325
Ho Chi Minh City Development Joint Stock Commercial Bank(a)	1,567,643	3,216,846
Lix Detergent JSC	437,310	960,920
Nui Nho Stone JSC	3	7
Vietnam Dairy Products JSC	666,076	5,968,778
		12,189,014

TOTAL COMMON STOCKS
(Cost $353,192,846)		469,997,958

	Principal Amount	Value (Note 2)
CORPORATE BONDS (0.14%)
Malaysia (0.14%)
AEON Credit Service M Bhd
3.50%, 09/15/2020	$2,260,800	$701,833

TOTAL CORPORATE BONDS
(Cost $537,071)		701,833

	Shares	Value (Note 2)
RIGHTS (0.02%)
Philippines (0.02%)
Robinsons Land Corp., strike price 18.20 PHP, expires 2/8/2018	1,714,162	90,219

TOTAL RIGHTS
(Cost $0)		90,219

TOTAL INVESTMENTS (93.15%)
(Cost $353,729,917)		$470,790,010

Other Assets In Excess Of Liabilities (6.85%)		34,596,672

NET ASSETS (100.00%)		$505,386,682

(a)	Non-Income Producing Security.
(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of January 31, 2018, the aggregate market value of those securities was $39,715,922, representing 7.86% of net assets.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2018, these securities had a total aggregate market value of $28,873,322 representing 5.71% of net assets.
(d)	Fair valued security under the procedures approved by the Fund's Board of Trustees.

Currency Abbreviations:
PHP - Philippine Piso

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Grandeur Peak Global Micro Cap Fund

PORTFOLIO OF INVESTMENTS

January 31, 2018 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (98.55%)
Australia (6.66%)
Australian Ethical Investment, Ltd.	415	$48,232
Beacon Lighting Group, Ltd.	79,100	108,356
Blue Sky Alternative Investments, Ltd.	48,300	540,212
Class, Ltd.	72,133	173,793
Fiducian Group, Ltd.	106,428	448,523
Hub24, Ltd.(a)	41,600	358,343
Lycopodium, Ltd.	89,026	358,686
Mainstream Group Holdings, Ltd.	565,251	273,288
Mitula Group, Ltd.(a)	387,052	188,691
National Storage REIT	158,694	191,814
National Veterinary Care, Ltd.	67,400	154,786
Reject Shop, Ltd.	21,835	107,855
		2,952,579

Britain (9.75%)
AB Dynamics PLC	12,432	144,037
Arrow Global Group PLC	26,419	153,420
City of London Investment Group PLC	36,977	233,108
dotdigital group PLC	152,400	205,783
Horizon Discovery Group PLC(a)	42,400	139,066
Impax Asset Management Group PLC	142,500	358,122
K3 Capital Group PLC	26,179	85,492
LoopUp Group PLC(a)	89,733	428,089
Morses Club PLC	78,838	152,796
Motorpoint group PLC(b)	36,651	122,812
On the Beach Group PLC(b)(c)	51,200	378,021
Oxford Immunotec Global PLC(a)	22,794	264,638
Premier Asset Management Group PLC	121,300	432,292
Premier Technical Services Group PLC	72,413	204,089
River & Mercantile Group PLC	61,300	287,222
Sanne Group PLC	42,937	451,745
Softcat PLC	18,409	137,486
Tracsis PLC	19,300	143,866
		4,322,084

Canada (0.97%)
Biosyent, Inc.(a)	41,993	327,750
Cipher Pharmaceuticals, Inc.(a)	31,300	100,771
		428,521

China (5.60%)
BBI Life Sciences Corp.(b)	1,555,000	695,736
BrightKing Holdings, Ltd.	74,332	170,365
Essex Bio-technology, Ltd.	519,000	371,537
	Shares	Value (Note 2)
China (continued)
Hop Hing Group Holdings, Ltd.	6,984,000	$184,808
O2Micro International, Ltd., ADR(a)	202,400	305,624
On-Bright Electronics, Inc.	42,572	421,404
Xiabuxiabu Catering Management China Holdings Co., Ltd.(b)(c)	172,500	330,329
		2,479,803

Colombia (1.17%)
Amerisur Resources PLC(a)	1,326,900	354,192
Gran Tierra Energy, Inc.(a)	59,850	165,785
		519,977

Egypt (0.60%)
Obour Land For Food Industries	186,387	263,855

France (2.26%)
Esker SA	3,500	229,439
Neurones	3,900	136,546
Tessi SA	850	201,038
Thermador Groupe	2,721	434,106
		1,001,129

Georgia (1.04%)
Georgia Healthcare Group PLC(a)(b)(c)	34,700	162,587
TBC Bank Group PLC	12,822	298,568
		461,155

Germany (0.90%)
Nexus AG	6,200	207,066
publity AG	6,900	192,750
		399,816

Greece (1.13%)
Sarantis SA	26,700	498,898

Hong Kong (3.32%)
International Housewares Retail Co., Ltd.	1,063,000	202,472
Jacobson Pharma Corp., Ltd.(b)	775,000	183,282
Plover Bay Technologies, Ltd.(b)	2,912,000	737,060
TK Group Holdings, Ltd.	469,000	347,134
		1,469,948

India (5.85%)
Byke Hospitality, Ltd.	196,779	578,855
Control Print, Ltd.	18,500	131,543
Cyient, Ltd.	23,640	238,560
Essel Propack, Ltd.	31,522	141,122
Kellton Tech Solutions, Ltd.(a)	49,232	89,518
Kovai Medical Center and Hospital	21,967	439,590

	Shares	Value (Note 2)
India (continued)
Kwality, Ltd.	70,500	$110,843
Somany Ceramics, Ltd.	9,033	104,434
Thyrocare Technologies, Ltd.(a)	30,800	333,817
Time Technoplast, Ltd.	141,015	402,180
Vaibhav Global, Ltd.(a)	1,792	20,287
		2,590,749

Indonesia (2.61%)
Arwana Citramulia Tbk PT	7,920,100	202,313
Astra Graphia Tbk PT	1,179,700	113,225
BFI Finance Indonesia Tbk PT	6,006,800	305,085
Hexindo Adiperkasa Tbk PT	634,500	161,605
Selamat Sempurna Tbk PT	3,764,900	374,001
		1,156,229

Ireland (1.66%)
Hostelworld Group PLC(b)(c)	43,487	221,048
Irish Residential Properties REIT PLC	275,700	513,443
		734,491

Japan (14.69%)
Abist Co., Ltd.	4,400	203,536
AIT Corp.	19,600	225,139
Amiyaki Tei Co., Ltd.	4,800	231,712
Anshin Guarantor Service Co., Ltd.	19,200	76,856
Arcland Service Holdings Co., Ltd.	8,000	181,222
Atrae, Inc.(a)	2,300	233,223
Central Automotive Products, Ltd.	16,500	264,345
eGuarantee, Inc.	5,500	197,238
Future Corp.	22,700	245,152
GCA Corp.	500	5,217
Hard Off Corp. Co., Ltd.	38,100	412,165
Interworks, Inc.	13,400	164,968
Komehyo Co., Ltd.	7,000	125,163
M&A Capital Partners Co., Ltd.(a)	13,900	1,086,077
Marklines Co, Ltd.	22,100	372,686
MKSystem Corp.	6,200	147,660
Naigai Trans Line, Ltd.	10,800	206,760
Open Door, Inc.(a)	5,700	143,009
Qol Co., Ltd.	15,400	305,404
Quick Co., Ltd.	12,900	199,461
Silver Life Co., Ltd.(a)	5,900	312,916
Synchro Food Co., Ltd.(a)	10,600	311,194
Syuppin Co., Ltd.	31,000	405,212
Trancom Co., Ltd.	2,700	201,072
Vega Corp Co., Ltd.(a)	20,800	253,593
		6,510,980

Malaysia (2.14%)
AEON Credit Service M Bhd	64,950	224,290
Foundpac Group Bhd	1,634,000	159,302
Mynews Holdings Bhd	1,142,000	457,064
	Shares	Value (Note 2)
Malaysia (continued)
Scicom MSC Bhd	251,600	$109,735
		950,391

Mexico (0.29%)
Credito Real SAB de CV SOFOM ER	95,430	128,185

Netherlands (0.67%)
Shop Apotheke Europe NV(a)(c)	5,175	298,764

New Zealand (1.36%)
CBL Corp., Ltd.	159,993	379,660
Restaurant Brands New Zealand, Ltd.	40,364	223,692
		603,352

Norway (4.87%)
Infront ASA(a)	94,000	298,746
Komplett Bank ASA(a)	75,000	179,014
Medistim ASA	25,862	254,967
Multiconsult ASA(b)(c)	22,900	207,347
Sbanken ASA(b)(c)	57,900	597,108
Self Storage Group ASA(a)	82,800	182,594
Webstep ASA(a)(b)(c)	133,000	439,946
		2,159,722

Oman (0.63%)
Tethys Oil AB	34,600	278,384

Pakistan (0.32%)
Akzo Nobel Pakistan, Ltd.	71,300	139,594

Philippines (1.79%)
Concepcion Industrial Corp.	169,770	206,835
Pepsi-Cola Products Philippines, Inc.	371,000	20,973
Pryce Corp.	4,586,500	563,254
		791,062

Poland (1.33%)
LiveChat Software SA	18,500	237,789
Medicalgorithmics SA	2,600	153,883
PGS Software SA	51,047	199,128
		590,800

Singapore (0.82%)
Riverstone Holdings, Ltd.	419,800	361,621

South Africa (1.06%)
ARB Holdings, Ltd.	400,143	147,948
Cartrack Holdings, Ltd.	108,900	165,470
Trellidor Holdings, Ltd.	344,300	158,399
		471,817

South Korea (2.11%)
Daebongls Co., Ltd.	19,226	186,345

	Shares	Value (Note 2)
South Korea (continued)
Hy-Lok Corp.	6,912	$168,293
ISC Co., Ltd.	12,695	218,746
LEENO Industrial, Inc.	4,800	275,095
Vitzrocell Co., Ltd.(a)(d)	11,180	84,752
		933,231

Sri Lanka (0.85%)
Royal Ceramics Lanka PLC	267,000	195,254
Sampath Bank PLC	87,753	181,347
		376,601

Sweden (2.68%)
Absolent Group AB	8,029	114,119
Bufab AB	10,821	144,465
HIQ International AB	26,600	230,896
Swedencare AB(a)	50,955	195,287
TF Bank AB(b)	11,400	125,865
Vitec Software Group AB, Class B	35,500	375,728
		1,186,360

Taiwan (4.68%)
I Yuan Precision Ind Co., Ltd.	3,000	8,996
Materials Analysis Technology, Inc.	48,045	131,217
Rafael Microelectronics, Inc.	32,000	211,902
RiTdisplay Corp.	89,000	338,955
Sinmag Equipment Corp.	34,000	195,982
Sitronix Technology Corp.	66,000	196,785
Sporton International, Inc.	24,481	138,173
Tai Shing Electronics Components Corp.	90,000	211,834
Tehmag Foods Corp.	25,300	201,390
TSC Auto ID Technology Co., Ltd.	27,000	247,345
TTFB Co., Ltd.	24,000	190,218
		2,072,797

Thailand (1.11%)
Ananda Development PCL	2,754,000	492,414

Turkey (0.98%)
DP Eurasia NV(a)(b)(c)	137,500	436,338

United States (11.38%)
Aratana Therapeutics, Inc.(a)	19,400	89,822
DXP Enterprises, Inc.(a)	8,250	282,232
Esquire Financial Holdings, Inc.(a)	25,365	577,307
First of Long Island Corp.	13,150	369,515
GBGI, Ltd.	192,500	416,815
Hackett Group, Inc.	18,175	290,982
Hingham Institution for Savings	2,715	588,395
Kinsale Capital Group, Inc.	5,100	243,372
LeMaitre Vascular, Inc.	2,792	97,162
LGI Homes, Inc.(a)	2,900	196,272
	Shares	Value (Note 2)
United States (continued)
Malibu Boats, Inc., Class A(a)	4,686	$155,856
NV5 Global, Inc.(a)	4,350	212,062
Reis, Inc.	7,450	154,587
Resources Connection, Inc.	9,450	154,508
Seacoast Commerce Banc Holdings	15,325	316,615
STAAR Surgical Co.(a)	11,050	173,485
Transcat, Inc.(a)	15,166	236,590
Trecora Resources(a)	8,360	111,188
TriMas Corp.(a)	5,900	156,940
Veracyte, Inc.(a)	16,258	103,889
Zix Corp.(a)	27,775	117,488
		5,045,082

Vietnam (1.27%)
DHG Pharmaceutical JSC	14,480	63,444
Lix Detergent JSC	134,350	295,213
Taisun Int'l Holding Corp.	46,000	205,966
		564,623

TOTAL COMMON STOCKS
(Cost $32,425,066)		43,671,352

	Principal Amount	Value (Note 2)
CORPORATE BONDS (0.42%)
Germany (0.33%)
publity AG
3.50%, 11/17/2020	$150,000	$145,168

Malaysia (0.09%)
AEON Credit Service M Bhd
3.50%, 09/15/2020	$129,900	40,326

TOTAL CORPORATE BONDS
(Cost $195,634)		185,494

TOTAL INVESTMENTS (98.97%)
(Cost $32,620,700)		$43,856,846

Other Assets In Excess Of Liabilities (1.03%)		458,394

NET ASSETS (100.00%)		$44,315,240

(a)	Non-Income Producing Security.
(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of January 31, 2018, the aggregate market value of those securities was $4,637,479, representing 10.46% of net assets.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2018, these securities had a total aggregate market value of $3,071,488 representing 6.93% of net assets.
(d)	Fair valued security under the procedures approved by the Fund's Board of Trustees.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Grandeur Peak Global Opportunities Fund
PORTFOLIO OF INVESTMENTS
January 31, 2018 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (99.70%)
Argentina (0.39%)
Globant SA(a)	72,100	$3,276,224

Australia (1.97%)
Blue Sky Alternative Investments, Ltd.	291,700	3,262,522
Class, Ltd.	797,195	1,920,717
Greencross, Ltd.	406,716	2,084,375
IPH, Ltd.	387,288	1,728,906
Magellan Financial Group, Ltd.	151,464	3,362,471
National Storage REIT	1,609,090	1,944,908
National Veterinary Care, Ltd.	397,700	913,330
Reject Shop, Ltd.	257,054	1,269,733
		16,486,962

Austria (1.08%)
Palfinger AG	212,735	9,046,152

Bangladesh (0.31%)
Square Pharmaceuticals, Ltd.	668,185	2,614,986

Belgium (0.75%)
Melexis NV	59,193	6,232,045

Bermuda (0.27%)
Bank of NT Butterfield & Son, Ltd.	56,600	2,274,754

Britain (10.07%)
Abcam PLC	100,253	1,750,836
Arrow Global Group PLC	588,139	3,415,436
Ascential PLC	601,800	3,105,132
B&M European Value Retail SA	1,065,300	6,290,770
boohoo.com PLC(a)	1,140,400	3,001,185
Clinigen Group PLC	645,076	10,056,715
Close Brothers Group PLC	132,522	2,961,663
Diploma PLC	175,800	2,915,444
Domino's Pizza Group PLC	624,200	2,992,938
EMIS Group PLC	241,917	2,572,712
Intertek Group PLC	39,800	2,839,067
Metro Bank PLC(a)	75,800	3,911,083
Motorpoint group PLC(b)	435,058	1,457,814
On the Beach Group PLC(b)(c)	608,300	4,491,218
Oxford Immunotec Global PLC(a)	281,879	3,272,615
Premier Asset Management Group PLC	420,400	1,498,233
River & Mercantile Group PLC	477,200	2,235,925
RPS Group PLC	1,508,839	6,244,884
Sabre Insurance Group PLC(a)(b)(c)	859,300	3,294,212
Sanne Group PLC	618,914	6,511,656
	Shares	Value (Note 2)
Britain (continued)
Secure Trust Bank PLC	110,600	$2,787,381
Ted Baker PLC	75,025	3,195,731
Ultra Electronics Holdings PLC	150,750	3,266,290
		84,068,940

Canada (2.38%)
Biosyent, Inc.(a)	238,700	1,863,024
Cipher Pharmaceuticals, Inc.(a)	588,400	1,894,361
Richelieu Hardware, Ltd.	173,865	4,485,152
Ritchie Bros Auctioneers, Inc.	68,325	2,221,929
Spartan Energy Corp.(a)	370,934	1,878,796
Stantec, Inc.	259,512	7,549,056
		19,892,318

China (7.24%)
BBI Life Sciences Corp.(b)	13,527,000	6,052,233
BrightKing Holdings, Ltd.	342,000	783,846
China Medical System Holdings, Ltd.	3,354,000	7,194,508
CSPC Pharmaceutical Group, Ltd.	2,392,000	5,308,319
Man Wah Holdings, Ltd.	16,072,000	17,093,829
O2Micro International, Ltd., ADR(a)	870,186	1,313,981
On-Bright Electronics, Inc.	753,181	7,455,447
Silergy Corp.	353,852	7,551,627
Xiabuxiabu Catering Management China Holdings Co., Ltd.(b)(c)	4,005,000	7,669,383
		60,423,173

Colombia (0.87%)
Amerisur Resources PLC(a)	3,109,700	830,079
Gran Tierra Energy, Inc.(a)	775,950	2,149,381
Parex Resources, Inc.(a)	288,300	4,305,749
		7,285,209

Egypt (0.07%)
Integrated Diagnostics Holdings PLC(b)(c)	131,600	608,650

Finland (0.34%)
Metso OYJ	81,000	2,830,921

France (1.76%)
Alten SA	17,853	1,808,696
Bureau Veritas SA	81,100	2,377,285
Esker SA	30,047	1,969,697
Infotel SA	12,620	846,092
Medicrea International(a)	112,885	454,094
Neurones	39,608	1,386,744
Tessi SA	8,710	2,060,049
Thermador Groupe	23,869	3,808,042
		14,710,699

Georgia (1.02%)
BGEO Group PLC	111,900	5,821,414

	Shares	Value (Note 2)
Georgia (continued)
TBC Bank Group PLC	114,900	$2,675,511
		8,496,925

Germany (3.84%)
Aroundtown SA	734,200	5,911,378
GRENKE AG	20,700	2,465,924
Nexus AG	125,024	4,175,515
Norma Group SE	76,768	6,042,739
PATRIZIA Immobilien AG(a)	187,213	4,685,877
publity AG	83,400	2,329,770
Wirecard AG	51,985	6,473,563
		32,084,766

Hong Kong (2.18%)
International Housewares Retail Co., Ltd.	12,296,000	2,342,050
Samsonite International SA	845,000	3,661,867
Value Partners Group, Ltd.	7,286,000	9,295,351
Vitasoy International Holdings, Ltd.	1,135,483	2,903,065
		18,202,333

India (6.93%)
Alkem Laboratories, Ltd.	198,131	6,849,290
Bajaj Finance, Ltd.	203,250	5,361,681
Byke Hospitality, Ltd.	869,500	2,557,765
City Union Bank, Ltd.	558,593	1,393,765
Cyient, Ltd.	532,616	5,374,834
Essel Propack, Ltd.	186,695	835,822
Genpact, Ltd.	52,450	1,780,153
Hinduja Global Solutions, Ltd.	83,498	1,211,634
Indiabulls Housing Finance, Ltd.	143,500	3,138,201
Kellton Tech Solutions, Ltd.(a)	593,000	1,078,245
Kovai Medical Center and Hospital	25,501	510,311
L&T Finance Holdings, Ltd.	673,000	1,826,304
L&T Technology Services, Ltd.(b)(c)	29,848	567,548
SBI Life Insurance Co., Ltd.(a)(b)(c)	73,797	766,527
Thyrocare Technologies, Ltd.(a)	75,500	818,284
Time Technoplast, Ltd.	1,450,205	4,136,033
Vakrangee, Ltd.	1,156,500	6,632,209
WNS Holdings, Ltd., ADR(a)	158,125	7,030,238
Yes Bank, Ltd.	1,081,000	6,023,330
		57,892,174

Indonesia (1.89%)
Arwana Citramulia Tbk PT	59,516,800	1,520,315
Astra Graphia Tbk PT	7,655,400	734,749
Delfi, Ltd.	1,572,400	1,965,800
Link Net Tbk PT	3,945,800	1,598,832
Panin Sekuritas Tbk PT	4,960,800	889,265
Selamat Sempurna Tbk PT	59,713,000	5,931,829
Tempo Scan Pacific Tbk PT	15,553,000	1,928,370
	Shares	Value (Note 2)
Indonesia (continued)
Ultrajaya Milk Industry & Trading Co. Tbk PT	13,018,000	$1,234,855
		15,804,015

Ireland (0.35%)
Irish Residential Properties REIT PLC	1,553,046	2,892,277

Israel (0.53%)
Wix.com, Ltd.(a)	72,684	4,437,358

Italy (0.47%)
Brembo SpA	182,700	2,948,807
DiaSorin SpA	9,951	963,046
		3,911,853

Japan (8.44%)
AIT Corp.	365,500	4,198,379
Amiyaki Tei Co., Ltd.	69,200	3,340,515
Arcland Service Holdings Co., Ltd.	144,100	3,264,260
Create SD Holdings Co., Ltd.	232,900	5,644,897
Dip Corp.	123,300	3,919,126
Future Corp.	220,300	2,379,167
GCA Corp.	15,300	159,629
Hard Off Corp. Co., Ltd.	180,700	1,954,811
Japan Lifeline Co., Ltd.	192,300	4,925,078
M&A Capital Partners Co., Ltd.(a)	78,400	6,125,785
Macromill, Inc.	83,300	2,120,461
MISUMI Group, Inc.	139,700	4,203,669
Naigai Trans Line, Ltd.	55,300	1,058,688
Nihon M&A Center, Inc.	111,000	6,608,959
Nippon Valqua Industries, Ltd.	59,000	1,788,861
Prestige International, Inc.	94,900	1,241,341
Qol Co., Ltd.	108,100	2,143,780
Synchro Food Co., Ltd.(a)	119,200	3,499,460
Syuppin Co., Ltd.	282,800	3,696,580
Tokyo Century Corp.	42,100	2,271,402
Trancom Co., Ltd.	80,170	5,970,341
		70,515,189

Luxembourg (0.69%)
Grand City Properties SA	116,300	2,825,758
L'Occitane International SA	1,596,753	2,959,728
		5,785,486

Malaysia (0.74%)
AEON Credit Service M Bhd	880,220	3,039,641
My EG Services Bhd	4,834,600	3,100,892
		6,140,533

Mexico (0.56%)
Banregio Grupo Financiero SAB de CV	383,034	2,381,543

	Shares	Value (Note 2)
Mexico (continued)
Credito Real SAB de CV SOFOM ER	1,688,349	$2,267,854
		4,649,397

Netherlands (0.58%)
Aalberts Industries NV	87,822	4,797,560

New Zealand (1.01%)
CBL Corp., Ltd.	1,107,672	2,628,484
Restaurant Brands New Zealand, Ltd.	1,041,902	5,774,082
		8,402,566

Norway (1.78%)
Medistim ASA	152,700	1,505,429
Multiconsult ASA(b)(c)	156,000	1,412,497
Nordic Semiconductor ASA(a)	318,211	1,890,550
Norwegian Finans Holding ASA(a)	195,467	2,231,330
Sbanken ASA(b)(c)	761,300	7,851,101
		14,890,907

Oman (0.25%)
Tethys Oil AB	257,300	2,070,181

Peru (0.87%)
Alicorp SAA	1,359,162	4,716,495
Credicorp, Ltd.	11,050	2,559,512
		7,276,007

Philippines (1.99%)
Concepcion Industrial Corp.	1,390,152	1,693,655
Pepsi-Cola Products Philippines, Inc.	25,795,900	1,458,248
Puregold Price Club, Inc.	5,230,000	5,433,898
Robinsons Retail Holdings, Inc.	1,096,000	2,021,084
Security Bank Corp.	1,244,640	5,968,449
		16,575,334

Poland (0.77%)
Dino Polska SA(a)(b)(c)	146,023	3,644,682
LiveChat Software SA	76,200	979,435
PGS Software SA	120,487	470,005
Wawel SA	3,856	1,325,522
		6,419,644

Singapore (0.41%)
Riverstone Holdings, Ltd.	3,984,200	3,432,037

South Africa (0.78%)
Cartrack Holdings, Ltd.	2,606,499	3,960,492
EOH Holdings, Ltd.	167,000	902,227
Italtile, Ltd.	1,436,143	1,666,938
		6,529,657
	Shares	Value (Note 2)
South Korea (1.94%)
Hy-Lok Corp.	182,212	$4,436,496
ISC Co., Ltd.	141,074	2,430,830
Koh Young Technology, Inc.	26,081	2,298,284
LEENO Industrial, Inc.	46,500	2,664,981
Loen Entertainment, Inc.	26,500	2,734,747
Medy-Tox, Inc.	2,870	1,634,087
		16,199,425

Sweden (2.95%)
AddTech AB, Class B	182,127	4,493,139
Beijer Alma AB	85,931	2,797,155
Bufab AB	215,908	2,882,463
HIQ International AB	203,792	1,768,978
Hoist Finance AB(b)(c)	247,700	3,023,990
Indutrade AB	154,800	4,773,716
Moberg Pharma AB(a)	255,657	918,171
Nibe Industrier AB, Class B	308,400	3,001,850
TF Bank AB(b)	86,200	951,713
		24,611,175

Switzerland (1.00%)
Luxoft Holding, Inc.(a)	52,975	3,048,711
VZ Holding AG	10,796	3,642,164
Wizz Air Holdings PLC(a)(b)(c)	33,000	1,622,592
		8,313,467

Taiwan (1.15%)
ASPEED Technology, Inc.	51,237	1,346,607
Sinmag Equipment Corp.	330,842	1,907,034
Sporton International, Inc.	773,249	4,364,291
Test Research, Inc.	554,000	862,967
TSC Auto ID Technology Co., Ltd.	125,000	1,145,117
		9,626,016

Thailand (0.84%)
Ananda Development PCL	21,878,000	3,911,775
Srisawad Power Corp. PCL	1,532,000	3,081,609
		6,993,384

United Arab Emirates (0.16%)
Aramex PJSC	1,162,100	1,332,019

United States (27.18%)
Aratana Therapeutics, Inc.(a)	282,375	1,307,396
Bank of the Ozarks, Inc.	123,250	6,156,337
BioDelivery Sciences International, Inc.(a)	543,200	1,249,360
Blackline, Inc.(a)	29,150	968,654
CoBiz Financial, Inc.	40,750	817,445
Diamond Hill Investment Group, Inc.	14,700	3,092,292
Dril-Quip, Inc.(a)	14,446	746,136
DXP Enterprises, Inc.(a)	36,950	1,264,059
EPAM Systems, Inc.(a)	75,850	8,910,858
Esquire Financial Holdings, Inc.(a)	4,950	112,662

	Shares	Value (Note 2)
United States (continued)
ExlService Holdings, Inc.(a)	52,700	$3,201,525
Fastenal Co.	127,325	6,997,782
First of Long Island Corp.	25,425	714,442
First Republic Bank	107,375	9,615,431
FirstCash, Inc.	183,888	13,442,213
Gentex Corp.	137,475	3,255,408
Grand Canyon Education, Inc.(a)	21,225	1,973,713
Hackett Group, Inc.	149,500	2,393,495
Hamilton Lane, Inc., Class A	155,468	5,795,847
Hingham Institution for Savings	20,620	4,468,766
Home BancShares, Inc.	387,875	9,312,879
IDEX Corp.	40,600	5,825,288
Inphi Corp.(a)	135,000	4,032,450
Kinsale Capital Group, Inc.	70,550	3,366,646
Knight Transportation, Inc.	368,120	18,328,695
LeMaitre Vascular, Inc.	34,498	1,200,530
LGI Homes, Inc.(a)	59,501	4,027,028
Littelfuse, Inc.	8,075	1,755,021
LKQ Corp.(a)	79,900	3,358,197
Lululemon Athletica, Inc.(a)	52,125	4,076,696
MarketAxess Holdings, Inc.	39,575	7,765,011
MEDNAX, Inc.(a)	100,975	5,332,490
Microchip Technology, Inc.	55,545	5,288,995
Monro Muffler Brake, Inc.	102,700	5,802,550
MSC Industrial Direct Co., Inc., Class A	86,350	8,106,538
MuleSoft, Inc., Class A(a)	50,375	1,238,218
NOW, Inc.(a)	203,600	2,400,444
NV5 Global, Inc.(a)	57,800	2,817,750
Paycom Software, Inc.(a)	53,900	4,939,396
Power Integrations, Inc.	208,475	15,573,083
PRA Group, Inc.(a)	146,475	5,236,481
Resources Connection, Inc.	225,454	3,686,173
ServisFirst Bancshares, Inc.	57,725	2,448,695
Signature Bank(a)	23,400	3,603,600
Silicon Laboratories, Inc.(a)	71,515	6,879,743
STAAR Surgical Co.(a)	177,872	2,792,590
SVB Financial Group(a)	26,425	6,515,084
TriMas Corp.(a)	145,225	3,862,985
Veracyte, Inc.(a)	147,402	941,899
		226,998,976

Vietnam (0.90%)
DHG Pharmaceutical JSC	37,150	162,772
Ho Chi Minh City Development Joint Stock Commercial Bank(a)	2,005,870	4,116,100
Vietnam Dairy Products JSC	358,800	3,215,245
		7,494,117

TOTAL COMMON STOCKS
(Cost $541,170,837)		832,525,811
	Principal Amount	Value (Note 2)
CORPORATE BONDS (0.06%)
Malaysia (0.06%)
AEON Credit Service M Bhd
3.50%, 09/15/2020	$1,678,440	$521,048

TOTAL CORPORATE BONDS
(Cost $398,726)		521,048

TOTAL INVESTMENTS (99.76%)
(Cost $541,569,563)		$833,046,859

Other Assets In Excess Of Liabilities (0.24%)		1,992,961

NET ASSETS (100.00%)		$835,039,820

(a)	Non-Income Producing Security.
(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of January 31, 2018, the aggregate market value of those securities was $43,414,160, representing 5.20% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2018, these securities had a total aggregate market value of $34,952,400 representing 4.19% of net assets.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Grandeur Peak Global Reach Fund
PORTFOLIO OF INVESTMENTS
January 31, 2018 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (98.87%)
Argentina (0.64%)
Banco Macro SA, ADR	3,350	$363,609
Despegar.com Corp.(a)	18,900	575,505
Globant SA(a)	24,613	1,118,415
Grupo Financiero Galicia SA, ADR	5,650	394,370
		2,451,899

Australia (2.79%)
Australian Ethical Investment, Ltd.	4,878	566,924
Beacon Lighting Group, Ltd.	477,900	654,657
Blue Sky Alternative Investments, Ltd.	132,202	1,478,615
Class, Ltd.	371,100	894,107
Fiducian Group, Ltd.	61,644	259,789
Hub24, Ltd.(a)	97,900	843,311
IPH, Ltd.	263,200	1,174,960
Mainstream Group Holdings, Ltd.	878,800	424,882
Mitula Group, Ltd.(a)	1,381,173	673,335
Monash IVF Group, Ltd.	206,100	222,541
National Storage REIT	433,616	524,112
National Veterinary Care, Ltd.	249,500	572,985
Netwealth Group, Ltd.(a)	315,714	1,577,295
Reject Shop, Ltd.	167,053	825,168
		10,692,681

Austria (0.42%)
Palfinger AG	38,148	1,622,171

Bangladesh (0.34%)
Square Pharmaceuticals, Ltd.	335,766	1,314,042

Belgium (0.26%)
Melexis NV	9,497	999,877

Bermuda (0.49%)
Bank of NT Butterfield & Son, Ltd.	47,150	1,894,959

Brazil (0.49%)
Fleury SA	63,700	599,812
M Dias Branco SA	59,200	1,064,150
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	33,110	212,004
		1,875,966

Britain (11.02%)
AB Dynamics PLC	95,393	1,105,222
Abcam PLC	35,989	628,518
Arrow Global Group PLC	172,351	1,000,876
	Shares	Value (Note 2)
Britain (continued)
Ascential PLC	462,900	$2,388,444
B&M European Value Retail SA	241,600	1,426,687
boohoo.com PLC(a)	510,600	1,343,743
Clinigen Group PLC	177,730	2,770,805
Close Brothers Group PLC	44,180	987,355
Curtis Banks Group PLC	14,867	68,182
Diploma PLC	81,700	1,354,902
Domino's Pizza Group PLC	278,400	1,334,883
dotdigital group PLC	946,956	1,278,655
EMIS Group PLC	53,596	569,977
Horizon Discovery Group PLC(a)	212,900	698,282
IDOX PLC	550,000	261,217
Impax Asset Management Group PLC	385,503	968,822
Intertek Group PLC	15,300	1,091,400
LoopUp Group PLC(a)	218,949	1,044,540
Metro Bank PLC(a)	38,000	1,960,701
Morses Club PLC	475,200	920,984
Mortgage Advice Bureau Holdings, Ltd.	112,200	933,541
Motorpoint group PLC(b)	172,653	578,534
On the Beach Group PLC(b)(c)	327,200	2,415,792
Oxford Immunotec Global PLC(a)	68,850	799,349
Premier Asset Management Group PLC	314,200	1,119,755
Premier Technical Services Group PLC	401,387	1,131,271
Purplebricks Group PLC(a)	160,000	1,112,709
RPS Group PLC	287,699	1,190,748
S&U PLC	16,752	537,549
Sabre Insurance Group PLC(a)(b)(c)	531,100	2,036,024
Sanne Group PLC	164,073	1,726,228
Secure Trust Bank PLC	13,513	340,560
Softcat PLC	133,999	1,000,761
St James's Place PLC	56,000	944,996
Ted Baker PLC	33,300	1,418,432
Ultra Electronics Holdings PLC	47,250	1,023,763
WANdisco PLC(a)	66,045	752,068
		42,266,275

Canada (2.23%)
Biosyent, Inc.(a)	113,100	882,732
Birchcliff Energy, Ltd.	193,000	535,065
Cipher Pharmaceuticals, Inc.(a)	160,200	515,766
DIRTT Environmental Solutions(a)	226,600	1,057,467
NCS Multistage Holdings, Inc.(a)	20,175	329,659
Ritchie Bros Auctioneers, Inc.	42,525	1,382,913
Spartan Energy Corp.(a)	252,400	1,278,416
Stantec, Inc.	62,520	1,818,671
TFI International, Inc.	29,396	759,994
		8,560,683

	Shares	Value (Note 2)
China (7.06%)
BBI Life Sciences Corp.(b)	6,405,500	$2,865,940
BrightKing Holdings, Ltd.	424,312	972,501
China Medical System Holdings, Ltd.	1,860,000	3,989,799
CSPC Pharmaceutical Group, Ltd.	572,000	1,269,380
Essex Bio-technology, Ltd.	2,029,000	1,452,500
Hop Hing Group Holdings, Ltd.	43,436,000	1,149,387
Man Wah Holdings, Ltd.	6,637,600	7,059,607
O2Micro International, Ltd., ADR(a)	292,039	440,979
On-Bright Electronics, Inc.	210,528	2,083,935
Shanghai Haohai Biological Technology Co., Ltd., Class H(b)(c)	217,700	1,216,147
Silergy Corp.	120,925	2,580,685
Xiabuxiabu Catering Management China Holdings Co., Ltd.(b)(c)	1,052,000	2,014,530
		27,095,390

Colombia (1.19%)
Amerisur Resources PLC(a)	5,262,400	1,404,704
Gran Tierra Energy, Inc.(a)	386,195	1,069,760
Parex Resources, Inc.(a)	139,061	2,076,870
		4,551,334

Egypt (0.64%)
African Export-Import Bank(a)(d)	200,000	860,000
Commercial International Bank Egypt SAE	147,762	655,474
Integrated Diagnostics Holdings PLC(b)(c)	201,400	931,475
		2,446,949

Finland (0.78%)
Ferratum OYJ(b)	27,300	1,016,830
Metso OYJ	24,600	859,761
Terveystalo Oyj(a)(b)(c)	43,700	537,132
Tikkurila Oyj	29,600	594,613
		3,008,336

France (1.48%)
Alten SA	10,400	1,053,629
Esker SA	23,409	1,534,550
Infotel SA	14,560	976,157
Neurones	17,282	605,073
Thermador Groupe	9,404	1,500,307
		5,669,716

Georgia (0.84%)
BGEO Group PLC	27,900	1,451,451
Georgia Healthcare Group PLC(a)(b)(c)	102,948	482,364
	Shares	Value (Note 2)
Georgia (continued)
TBC Bank Group PLC	55,990	$1,303,759
		3,237,574

Germany (3.76%)
Aroundtown SA	139,677	1,124,603
CANCOM SE	9,800	925,315
FinTech Group AG(a)	24,700	923,056
GRENKE AG	16,000	1,906,028
Hypoport AG(a)	6,070	964,635
Nexus AG	32,485	1,084,925
Norma Group SE	32,960	2,594,423
PATRIZIA Immobilien AG(a)	49,904	1,249,080
publity AG	15,300	427,404
Wirecard AG	25,896	3,224,764
		14,424,233

Greece (0.58%)
Sarantis SA	119,670	2,236,074

Hong Kong (2.50%)
International Housewares Retail Co., Ltd.	8,915,000	1,698,063
Jacobson Pharma Corp., Ltd.(b)	3,295,000	779,244
Plover Bay Technologies, Ltd.(b)	2,065,000	522,674
Samsonite International SA	361,800	1,567,885
TK Group Holdings, Ltd.	2,778,000	2,056,160
Value Partners Group, Ltd.	622,000	793,537
Vitasoy International Holdings, Ltd.	847,000	2,165,507
		9,583,070

India (5.76%)
Alkem Laboratories, Ltd.	44,982	1,555,005
Bajaj Finance, Ltd.	25,000	659,493
Byke Hospitality, Ltd.	756,500	2,225,359
Control Print, Ltd.	130,000	924,356
Cyient, Ltd.	181,100	1,827,550
Essel Propack, Ltd.	212,042	949,299
Genpact, Ltd.	12,100	410,674
Kellton Tech Solutions, Ltd.(a)	269,512	490,051
Kovai Medical Center and Hospital	18,322	366,649
Kwality, Ltd.	575,814	905,315
L&T Finance Holdings, Ltd.	119,500	324,284
L&T Technology Services, Ltd.(b)(c)	49,185	935,233
Natco Pharma, Ltd.	28,500	424,293
Poly Medicure, Ltd.	190,208	747,479
SBI Life Insurance Co., Ltd.(a)(b)(c)	48,754	506,406
Somany Ceramics, Ltd.	52,078	602,096
Thyrocare Technologies, Ltd.(a)	72,000	780,350
Time Technoplast, Ltd.	385,256	1,098,763
Vaibhav Global, Ltd.(a)	83,939	950,263
Vakrangee, Ltd.	218,500	1,253,037
WNS Holdings, Ltd., ADR(a)	77,225	3,433,424

	Shares	Value (Note 2)
India (continued)
Yes Bank, Ltd.	127,500	$710,430
		22,079,809

Indonesia (1.92%)
Arwana Citramulia Tbk PT	26,137,200	667,657
Delfi, Ltd.	1,017,500	1,272,069
Hexindo Adiperkasa Tbk PT	1,636,900	416,912
Indonesia Pondasi Raya Tbk PT	4,164,100	286,139
Link Net Tbk PT	1,814,400	735,192
Sarana Menara Nusantara Tbk Pt	2,740,000	759,264
Selamat Sempurna Tbk PT	20,026,300	1,989,392
Tempo Scan Pacific Tbk PT	5,634,800	698,642
Ultrajaya Milk Industry & Trading Co. Tbk PT	5,474,800	519,326
		7,344,593

Ireland (0.98%)
Hostelworld Group PLC(b)(c)	371,708	1,889,417
Irish Residential Properties REIT PLC	997,777	1,858,186
		3,747,603

Israel (1.46%)
IDI Insurance Co., Ltd.	13,409	968,947
Kornit Digital, Ltd.(a)	60,360	902,382
Wix.com, Ltd.(a)	61,075	3,728,629
		5,599,958

Italy (0.66%)
Brembo SpA	108,750	1,755,242
DiaSorin SpA	4,648	449,828
Telit Communications PLC	138,900	339,609
		2,544,679

Japan (7.14%)
Abist Co., Ltd.	12,500	578,227
Aeon Delight Co., Ltd.	10,400	379,628
AIT Corp.	70,200	806,364
Amiyaki Tei Co., Ltd.	28,800	1,390,272
Arcland Service Holdings Co., Ltd.	45,600	1,032,965
Create SD Holdings Co., Ltd.	47,300	1,146,430
Dip Corp.	14,800	470,422
Encourage Technologies Co., Ltd.	23,400	426,331
Future Corp.	77,800	840,214
Hard Off Corp. Co., Ltd.	213,000	2,304,232
Interworks, Inc.	32,200	396,417
Japan Lifeline Co., Ltd.	43,600	1,116,658
M&A Capital Partners Co., Ltd.(a)	20,000	1,562,700
Macromill, Inc.	24,600	626,211
MISUMI Group, Inc.	54,800	1,648,970
MonotaRO Co., Ltd.	31,500	994,023
Nihon M&A Center, Inc.	35,100	2,089,860
	Shares	Value (Note 2)
Japan (continued)
Open Door, Inc.(a)	3,900	$97,848
Qol Co., Ltd.	99,600	1,975,213
Quick Co., Ltd.	39,000	603,023
Synchro Food Co., Ltd.(a)	45,800	1,344,591
Syuppin Co., Ltd.	159,400	2,083,574
Trancom Co., Ltd.	10,900	811,734
Trust Tech, Inc.	12,000	349,547
Vega Corp Co., Ltd.(a)	125,100	1,525,219
Zenkoku Hosho Co., Ltd.	16,500	770,816
		27,371,489

Kenya (0.26%)
Safaricom, Ltd.	3,427,700	990,374

Luxembourg (0.20%)
Grand City Properties SA	31,300	760,501

Malaysia (0.60%)
AEON Credit Service M Bhd	222,900	769,735
CB Industrial Product Holding Bhd	876,633	400,335
Mynews Holdings Bhd	1,818,000	727,620
Scicom MSC Bhd	934,000	407,363
		2,305,053

Mexico (0.55%)
Banregio Grupo Financiero SAB de CV	219,657	1,365,734
Unifin Financiera SAB de CV SOFOM ENR	202,450	739,673
		2,105,407

Netherlands (0.91%)
Aalberts Industries NV	28,682	1,566,847
Shop Apotheke Europe NV(a)(c)	33,000	1,905,159
		3,472,006

New Zealand (1.04%)
CBL Corp., Ltd.	819,006	1,943,485
Restaurant Brands New Zealand, Ltd.	367,658	2,037,512
		3,980,997

Norway (1.66%)
Infront ASA(a)	156,700	498,015
Medistim ASA	75,150	740,884
Multiconsult ASA(b)(c)	63,000	570,432
Nordic Semiconductor ASA(a)	99,900	593,524
Norwegian Finans Holding ASA(a)	22,300	254,563
Sbanken ASA(b)(c)	164,200	1,693,354
Self Storage Group ASA(a)	481,500	1,061,825
Webstep ASA(a)(b)(c)	288,000	952,665
		6,365,262

	Shares	Value (Note 2)
Oman (0.39%)
Tethys Oil AB	186,900	$1,503,758

Pakistan (0.19%)
Akzo Nobel Pakistan, Ltd.	187,900	367,877
Meezan Bank, Ltd.	493,960	343,714
		711,591

Peru (0.78%)
Alicorp SAA	620,299	2,152,530
Credicorp, Ltd.	3,700	857,031
		3,009,561

Philippines (1.42%)
Concepcion Industrial Corp.	1,147,920	1,398,538
Holcim Philippines, Inc.	2,549,400	521,807
Pepsi-Cola Products Philippines, Inc.	13,292,100	751,405
Pryce Corp.	5,447,000	668,930
Puregold Price Club, Inc.	860,700	894,256
Security Bank Corp.	254,700	1,221,368
		5,456,304

Poland (1.48%)
Dino Polska SA(a)(b)(c)	145,618	3,634,574
LiveChat Software SA	115,250	1,481,363
PGS Software SA	138,887	541,781
		5,657,718

Russia (0.30%)
MD Medical Group Investments PLC, GDR(b)	14,755	149,026
TCS Group Holding PLC, GDR(b)	46,700	1,018,060
		1,167,086

Singapore (0.35%)
Riverstone Holdings, Ltd.	1,534,800	1,322,095

South Africa (1.63%)
ARB Holdings, Ltd.	2,093,266	773,959
Blue Label Telecoms, Ltd.	564,502	648,072
Capitec Bank Holdings, Ltd.	4,800	324,396
Cartrack Holdings, Ltd.	1,274,800	1,937,018
Clicks Group, Ltd.	81,600	1,176,859
EOH Holdings, Ltd.	68,600	370,615
Interwaste Holdings, Ltd.(a)	5,043,434	344,850
Transaction Capital, Ltd.	488,600	690,856
		6,266,625

South Korea (2.18%)
Daebongls Co., Ltd.	62,400	604,804
Hanssem Co., Ltd.	3,300	526,900
Hy-Lok Corp.	36,240	882,371
ISC Co., Ltd.	59,496	1,025,169
Koh Young Technology, Inc.	10,143	893,811
Loen Entertainment, Inc.	12,500	1,289,975
Medy-Tox, Inc.	4,361	2,483,015
	Shares	Value (Note 2)
South Korea (continued)
Vitzrocell Co., Ltd.(a)(d)	88,536	$671,161
		8,377,206

Spain (0.00%)(e)
Let's GOWEX SA(a)(d)(f)	10,700	13

Sri Lanka (0.41%)
Hemas Holdings PLC	921,961	716,133
Royal Ceramics Lanka PLC	1,195,145	873,994
		1,590,127

Sweden (2.49%)
Bufab AB	74,698	997,250
HIQ International AB	90,026	781,454
Hoist Finance AB(b)(c)	89,300	1,090,199
Indutrade AB	36,300	1,119,418
Moberg Pharma AB(a)	111,100	399,006
Nibe Industrier AB, Class B	93,000	905,227
Sweco AB, Class B	69,700	1,572,693
Swedencare AB(a)	172,900	662,645
TF Bank AB(b)	116,700	1,288,455
Vitec Software Group AB, Class B	67,500	714,413
		9,530,760

Switzerland (0.79%)
Luxoft Holding, Inc.(a)	27,150	1,562,482
Wizz Air Holdings PLC(a)(b)(c)	29,900	1,470,167
		3,032,649

Taiwan (2.01%)
ASPEED Technology, Inc.	32,771	861,285
Bioteque Corp.	134,000	459,762
I Yuan Precision Ind Co., Ltd.	102,000	305,872
Sinmag Equipment Corp.	169,371	976,286
Sitronix Technology Corp.	267,000	796,085
Sporton International, Inc.	277,089	1,563,917
Test Research, Inc.	409,440	637,786
TSC Auto ID Technology Co., Ltd.	64,600	591,796
TTFB Co., Ltd.	148,000	1,173,011
Voltronic Power Technology Corp.	19,000	337,033
		7,702,833

Thailand (0.59%)
Ananda Development PCL	5,074,100	907,246
Srisawad Power Corp. PCL	679,960	1,367,736
		2,274,982

Turkey (0.67%)
Anadolu Hayat Emeklilik AS	213,300	422,444
AvivaSA Emeklilik ve Hayat AS	53,534	253,661
DP Eurasia NV(a)(b)(c)	596,800	1,893,866
		2,569,971

	Shares	Value (Note 2)
United States (20.79%)
Acacia Communications, Inc.(a)	8,475	$312,812
Aratana Therapeutics, Inc.(a)	134,150	621,114
Axalta Coating Systems, Ltd.(a)	31,375	988,313
Bank of the Ozarks, Inc.	45,750	2,285,212
BG Staffing, Inc.	38,025	603,837
BioDelivery Sciences International, Inc.(a)	256,925	590,927
Blackline, Inc.(a)	22,650	752,659
BofI Holding, Inc.(a)	46,275	1,664,512
Burford Capital, Ltd.	81,300	1,419,837
CBOE Holdings, Inc.	2,800	376,292
CoBiz Financial, Inc.	60,687	1,217,381
DexCom, Inc.(a)	6,400	372,480
DXP Enterprises, Inc.(a)	55,125	1,885,826
Edwards Lifesciences Corp.(a)	6,825	863,908
EPAM Systems, Inc.(a)	24,650	2,895,882
ePlus, Inc.(a)	6,542	505,042
Esquire Financial Holdings, Inc.(a)	84,612	1,925,769
Evolent Health, Inc., Class A(a)	30,000	423,000
ExlService Holdings, Inc.(a)	17,325	1,052,494
Fastenal Co.	36,375	1,999,170
FCB Financial Holdings, Inc., Class A(a)	14,350	786,380
First of Long Island Corp.	41,200	1,157,720
First Republic Bank	20,275	1,815,626
FirstCash, Inc.	29,050	2,123,555
GBGI, Ltd.	692,460	1,499,365
Hackett Group, Inc.	43,575	697,636
Hamilton Lane, Inc., Class A	67,350	2,510,808
HealthEquity, Inc.(a)	11,875	601,113
Hingham Institution for Savings	6,125	1,327,410
Home BancShares, Inc.	37,250	894,373
Innospec, Inc.	9,150	656,970
Inphi Corp.(a)	67,675	2,021,452
K2M Group Holdings, Inc.(a)	21,800	459,326
Kinsale Capital Group, Inc.	40,775	1,945,783
Knight Transportation, Inc.	24,375	1,213,631
LeMaitre Vascular, Inc.	11,350	394,980
LGI Homes, Inc.(a)	19,500	1,319,760
Littelfuse, Inc.	3,475	755,257
Lululemon Athletica, Inc.(a)	14,200	1,110,582
MarketAxess Holdings, Inc.	8,655	1,698,198
MEDNAX, Inc.(a)	43,400	2,291,954
Microchip Technology, Inc.	13,400	1,275,948
Monro Muffler Brake, Inc.	27,600	1,559,400
MSC Industrial Direct Co., Inc., Class A	22,300	2,093,524
MuleSoft, Inc., Class A(a)	15,000	368,700
NOW, Inc.(a)	78,525	925,810
NV5 Global, Inc.(a)	22,650	1,104,188
Palo Alto Networks, Inc.(a)	4,175	659,107
Patrick Industries, Inc.(a)	11,437	732,540
Paycom Software, Inc.(a)	22,025	2,018,371
Power Integrations, Inc.	34,590	2,583,873
Proto Labs, Inc.(a)	14,800	1,618,380
Qualys, Inc.(a)	20,650	1,290,625
	Shares	Value (Note 2)
United States (continued)
Seacoast Commerce Banc Holdings	44,700	$923,502
ServisFirst Bancshares, Inc.	35,500	1,505,910
Silicon Laboratories, Inc.(a)	17,750	1,707,550
STAAR Surgical Co.(a)	42,154	661,818
SVB Financial Group(a)	11,450	2,822,998
Transcat, Inc.(a)	91,977	1,434,841
Trecora Resources(a)	28,211	375,206
TriMas Corp.(a)	50,425	1,341,305
Under Armour, Inc., Class A(a)	92,050	1,275,813
Veracyte, Inc.(a)	104,979	670,816
Webster Financial Corp.	13,025	737,476
		79,726,047

Vietnam (1.75%)
DHG Pharmaceutical JSC	18,819	82,455
Ho Chi Minh City Development Joint Stock Commercial Bank(a)	1,044,211	2,142,749
Lix Detergent JSC	577,800	1,269,625
Taisun Int'l Holding Corp.	274,000	1,226,845
Vietnam Dairy Products JSC	222,291	1,991,973
		6,713,647

TOTAL COMMON STOCKS
(Cost $269,837,322)		379,211,933

PREFERRED STOCKS (0.18%)
Germany (0.18%)
FUCHS PETROLUB SE	12,600	688,316

TOTAL PREFERRED STOCKS
(Cost $656,398)		688,316

	Principal Amount	Value (Note 2)
CORPORATE BONDS (0.24%)
Germany (0.20%)
publity AG
3.50%, 11/17/2020	$800,000	$774,231

Malaysia (0.04%)
AEON Credit Service M Bhd
3.50%, 09/15/2020	$445,800	138,392

TOTAL CORPORATE BONDS
(Cost $984,704)		912,623

TOTAL INVESTMENTS (99.29%)
(Cost $271,478,424)		$380,812,872

Other Assets In Excess Of Liabilities (0.71%)		2,724,535

NET ASSETS (100.00%)		$383,537,407

(a)	Non-Income Producing Security.
(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of January 31, 2018, the aggregate market value of those securities was $32,488,540, representing 8.47% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2018, these securities had a total aggregate market value of $26,174,936 representing 6.82% of net assets.
(d)	Fair valued security under the procedures approved by the Fund's Board of Trustees.
(e)	Less than 0.005%.
(f)	Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Grandeur Peak Global Stalwarts Fund

PORTFOLIO OF INVESTMENTS

January 31, 2018 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (98.02%)
Argentina (0.81%)
Despegar.com Corp.(a)	25,250	$768,863
Globant SA(a)	15,050	683,872
		1,452,735

Australia (0.87%)
carsales.com, Ltd.	70,500	852,134
Magellan Financial Group, Ltd.	32,085	712,281
		1,564,415

Bangladesh (0.51%)
Square Pharmaceuticals, Ltd.	233,118	912,323

Belgium (0.65%)
Melexis NV	11,034	1,161,698

Bermuda (0.51%)
Bank of NT Butterfield & Son, Ltd.	22,560	906,686

Brazil (1.02%)
M Dias Branco SA	42,900	771,150
Pagseguro Digital Ltd, Class A(a)	6,725	187,896
Raia Drogasil SA	32,600	863,910
		1,822,956

Britain (8.76%)
Abcam PLC	58,725	1,025,584
Ascential PLC	198,806	1,025,787
B&M European Value Retail SA	543,400	3,208,865
boohoo.com PLC(a)	272,200	716,347
Clinigen Group PLC	40,044	624,285
Close Brothers Group PLC	41,834	934,926
Diploma PLC	119,850	1,987,576
Domino's Pizza Group PLC	180,200	864,030
Intertek Group PLC	16,900	1,205,533
Metro Bank PLC(a)	24,300	1,253,817
Sanne Group PLC	74,100	779,614
St James's Place PLC	51,200	863,997
Ultra Electronics Holdings PLC	56,775	1,230,140
		15,720,501

Canada (4.39%)
Birchcliff Energy, Ltd.	51,049	141,526
Gildan Activewear, Inc.	37,817	1,286,085
Ritchie Bros Auctioneers, Inc.	70,700	2,299,164
Spartan Energy Corp.(a)	106,866	541,281
Stantec, Inc.	123,942	3,605,402
		7,873,458
	Shares	Value (Note 2)
China (7.41%)
58.com, Inc., ADR(a)	5,050	$403,394
Alibaba Group Holding, Ltd., Sponsored ADR(a)	2,475	505,618
ANTA Sports Products, Ltd.	77,000	371,089
China Medical System Holdings, Ltd.	1,030,000	2,209,405
CSPC Pharmaceutical Group, Ltd.	451,000	1,000,858
Ctrip.com International, Ltd., ADR(a)	22,150	1,036,177
JD.com, Inc., ADR(a)	15,850	780,295
Man Wah Holdings, Ltd.	2,895,800	3,079,910
Silergy Corp.	91,000	1,942,049
Tencent Holdings, Ltd.	11,100	657,828
Yum China Holdings, Inc.	28,375	1,316,316
		13,302,939

Colombia (0.66%)
Parex Resources, Inc.(a)	79,895	1,193,229

Egypt (0.26%)
Commercial International Bank Egypt SAE	103,662	459,846

Finland (0.40%)
Metso OYJ	20,786	726,463

France (1.82%)
Alten SA	18,782	1,902,814
BioMerieux	7,450	705,741
Bureau Veritas SA	22,550	661,008
		3,269,563

Georgia (0.76%)
BGEO Group PLC	26,100	1,357,810

Germany (5.40%)
Aroundtown SA	173,308	1,395,382
CTS Eventim AG & Co. KGaA	10,500	525,101
GRENKE AG	18,000	2,144,282
Norma Group SE	28,690	2,258,313
PATRIZIA Immobilien AG(a)	71,415	1,787,493
Wirecard AG	12,750	1,587,726
		9,698,297

Hong Kong (4.36%)
Samsonite International SA	415,200	1,799,298
Value Partners Group, Ltd.	2,917,900	3,722,606
Vitasoy International Holdings, Ltd.	897,500	2,294,619
		7,816,523

India (4.77%)
Alkem Laboratories, Ltd.	34,524	1,193,477
Bajaj Finance, Ltd.	47,700	1,258,313
Indiabulls Housing Finance, Ltd.	28,200	616,706

	Shares	Value (Note 2)
India (continued)
L&T Finance Holdings, Ltd.	332,500	$902,297
SBI Life Insurance Co., Ltd.(a)(b)(c)	57,818	600,554
Vakrangee, Ltd.	204,000	1,169,884
WNS Holdings, Ltd., ADR(a)	35,175	1,563,880
Yes Bank, Ltd.	224,500	1,250,914
		8,556,025

Israel (0.62%)
Wix.com, Ltd.(a)	18,125	1,106,531

Italy (1.83%)
Brembo SpA	148,749	2,400,832
DiaSorin SpA	9,198	890,172
		3,291,004

Japan (8.11%)
Aeon Delight Co., Ltd.	16,900	616,896
Create SD Holdings Co., Ltd.	48,300	1,170,668
Dip Corp.	48,100	1,528,872
Ezaki Glico Co., Ltd.	18,500	942,200
Japan Lifeline Co., Ltd.	35,300	904,084
MISUMI Group, Inc.	68,200	2,052,185
MonotaRO Co., Ltd.	34,500	1,088,692
Nihon M&A Center, Inc.	80,800	4,810,845
Seria Co., Ltd.	17,800	1,059,815
Tokyo Century Corp.	7,100	383,063
		14,557,320

Kenya (0.35%)
Safaricom, Ltd.	2,203,600	636,691

Luxembourg (0.59%)
Grand City Properties SA	43,600	1,059,355

Malaysia (0.21%)
My EG Services Bhd	574,000	368,161

Mexico (0.62%)
Banregio Grupo Financiero SAB de CV	178,100	1,107,351

Netherlands (1.31%)
Aalberts Industries NV	42,963	2,346,992

Norway (0.11%)
Norwegian Finans Holding ASA(a)	17,776	202,920

Peru (1.08%)
Alicorp SAA	300,645	1,043,283
Credicorp, Ltd.	3,850	891,776
		1,935,059

Philippines (2.26%)
Puregold Price Club, Inc.	1,035,000	1,075,351
Robinsons Land Corp.	633,000	257,889
	Shares	Value (Note 2)
Philippines (continued)
Robinsons Retail Holdings, Inc.	473,900	$873,897
Security Bank Corp.	386,300	1,852,433
		4,059,570

Poland (0.94%)
AmRest Holdings SE(a)	6,000	744,306
Dino Polska SA(a)(b)(c)	37,634	939,331
		1,683,637

South Africa (0.21%)
EOH Holdings, Ltd.	69,650	376,288

South Korea (3.04%)
BGF Retail Co., Ltd.(a)	4,567	940,900
Hanssem Co., Ltd.	5,053	806,795
LG Household & Health Care, Ltd.	1,175	1,295,102
Loen Entertainment, Inc.	2,664	274,919
Medy-Tox, Inc.	2,670	1,520,214
NAVER Corp.	728	620,387
		5,458,317

Sweden (1.60%)
Indutrade AB	44,325	1,366,892
Nibe Industrier AB, Class B	61,408	597,723
Sweco AB, Class B	39,900	900,293
		2,864,908

Switzerland (1.32%)
Luxoft Holding, Inc.(a)	13,875	798,506
VZ Holding AG	1,540	519,538
Wizz Air Holdings PLC(a)(b)(c)	21,200	1,042,393
		2,360,437

Thailand (0.46%)
Srisawad Power Corp. PCL	413,320	831,391

United States (28.67%)
Amazon.com, Inc.(a)	700	1,015,623
Axalta Coating Systems, Ltd.(a)	27,425	863,888
Bank of the Ozarks, Inc.	25,425	1,269,979
Blackline, Inc.(a)	11,331	376,529
BofI Holding, Inc.(a)	24,975	898,351
Burford Capital, Ltd.	37,600	656,653
Dollar Tree, Inc.(a)	14,075	1,618,625
Edwards Lifesciences Corp.(a)	8,650	1,094,917
EPAM Systems, Inc.(a)	18,600	2,185,128
Fastenal Co.	22,700	1,247,592
First Republic Bank	28,125	2,518,594
FirstCash, Inc.	36,003	2,631,819
Hamilton Lane, Inc., Class A	31,100	1,159,408
HealthEquity, Inc.(a)	31,650	1,602,123
Home BancShares, Inc.	79,662	1,912,685
IDEX Corp.	6,675	957,729
Inphi Corp.(a)	19,450	580,971
Knight Transportation, Inc.	75,525	3,760,390

	Shares	Value (Note 2)
United States (continued)
LGI Homes, Inc.(a)	7,025	$475,452
Littelfuse, Inc.	4,175	907,394
LKQ Corp.(a)	34,050	1,431,121
Lululemon Athletica, Inc.(a)	14,775	1,155,553
MarketAxess Holdings, Inc.	10,200	2,001,342
MEDNAX, Inc.(a)	27,500	1,452,275
Microchip Technology, Inc.	12,775	1,216,435
Monro Muffler Brake, Inc.	31,550	1,782,575
MSC Industrial Direct Co., Inc., Class A	16,850	1,581,878
MuleSoft, Inc., Class A(a)	15,450	379,761
NOW, Inc.(a)	71,800	846,522
Palo Alto Networks, Inc.(a)	4,675	738,042
Paycom Software, Inc.(a)	8,800	806,432
Power Integrations, Inc.	39,325	2,937,578
PRA Group, Inc.(a)	27,700	990,275
Proto Labs, Inc.(a)	12,575	1,375,076
SEI Investments Co.	9,000	676,350
ServisFirst Bancshares, Inc.	13,700	581,154
Signature Bank(a)	5,050	777,700
Silicon Laboratories, Inc.(a)	12,100	1,164,020
SVB Financial Group(a)	5,800	1,429,990
Tyler Technologies, Inc.(a)	1,950	392,945
		51,450,874

Vietnam (1.33%)
Ho Chi Minh City Development Joint Stock Commercial Bank(a)	432,756	888,027
Vietnam Dairy Products JSC	167,864	1,504,247
		2,392,274

TOTAL COMMON STOCKS
(Cost $132,547,004)		175,884,547

PREFERRED STOCKS (0.35%)
Germany (0.35%)
FUCHS PETROLUB SE	11,500	628,224

TOTAL PREFERRED STOCKS
(Cost $598,204)		628,224

	Shares	Value (Note 2)
RIGHTS (0.01%)
Philippines (0.01%)
Robinsons Land Corp., strike price 18.20 PHP, expires 2/8/2018	170,083	8,952

TOTAL RIGHTS
(Cost $0)		8,952
TOTAL INVESTMENTS (98.38%)
(Cost $133,145,208)	$176,521,723

Other Assets In Excess Of Liabilities (1.62%)	2,908,446

NET ASSETS (100.00%)	$179,430,169

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2018, these securities had a total aggregate market value of $2,582,278 representing 1.44% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of January 31, 2018, the aggregate market value of those securities was $2,582,278, representing 1.44% of net assets.

Currency Abbreviations:
PHP - Philippine Piso

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Grandeur Peak International Opportunities Fund

PORTFOLIO OF INVESTMENTS

January 31, 2018 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (97.79%)
Argentina (0.44%)
Globant SA(a)	91,550	$4,160,032

Australia (2.47%)
Blue Sky Alternative Investments, Ltd.	446,139	4,989,847
Class, Ltd.	934,118	2,250,611
Greencross, Ltd.	648,500	3,323,492
IPH, Ltd.	608,143	2,714,832
Magellan Financial Group, Ltd.	172,600	3,831,686
National Storage REIT	3,541,439	4,280,540
National Veterinary Care, Ltd.	450,500	1,034,587
Reject Shop, Ltd.	159,931	789,988
		23,215,583

Austria (0.99%)
Palfinger AG	218,040	9,271,737

Bangladesh (0.53%)
Square Pharmaceuticals, Ltd.	1,283,994	5,024,994

Belgium (0.79%)
Melexis NV	70,792	7,453,228

Bermuda (0.37%)
Bank of NT Butterfield & Son, Ltd.	86,084	3,459,716

Brazil (0.21%)
M Dias Branco SA	92,400	1,660,938
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	53,770	344,290
		2,005,228

Britain (12.64%)
Abcam PLC	140,966	2,461,855
Alliance Pharma PLC	2,677,334	2,622,978
Arrow Global Group PLC	1,086,141	6,307,430
Ascential PLC	957,200	4,938,903
B&M European Value Retail SA	1,374,500	8,116,646
boohoo.com PLC(a)	1,818,100	4,784,684
Clinigen Group PLC	725,073	11,303,866
Close Brothers Group PLC	213,022	4,760,714
Diploma PLC	224,500	3,723,078
Domino's Pizza Group PLC	699,900	3,355,907
EMIS Group PLC	274,600	2,920,285
Intertek Group PLC	59,600	4,251,467
LoopUp Group PLC(a)	332,200	1,584,827
Metro Bank PLC(a)	108,800	5,613,798
Motorpoint group PLC(b)	594,495	1,992,063
	Shares	Value (Note 2)
Britain (continued)
On the Beach Group PLC(b)(c)	958,750	$7,078,670
Oxford Immunotec Global PLC(a)	314,130	3,647,049
Premier Asset Management Group PLC	782,400	2,788,338
Purplebricks Group PLC(a)	575,900	4,005,058
River & Mercantile Group PLC	625,400	2,930,318
RPS Group PLC	1,681,911	6,961,206
Sabre Insurance Group PLC(a)(b)(c)	961,000	3,684,089
Sanne Group PLC	697,166	7,334,953
Secure Trust Bank PLC	122,300	3,082,249
Ted Baker PLC	84,328	3,591,997
Tracsis PLC	190,900	1,423,011
Ultra Electronics Holdings PLC	169,700	3,676,879
		118,942,318

Canada (3.24%)
Biosyent, Inc.(a)	374,000	2,919,024
Cipher Pharmaceuticals, Inc.(a)	742,300	2,389,844
DIRTT Environmental Solutions(a)	367,200	1,713,600
Richelieu Hardware, Ltd.	211,550	5,457,302
Ritchie Bros Auctioneers, Inc.	107,150	3,484,518
Spartan Energy Corp.(a)	422,934	2,142,178
Stantec, Inc.	297,610	8,657,306
TFI International, Inc.	145,200	3,753,951
		30,517,723

China (8.17%)
BBI Life Sciences Corp.(b)	14,762,500	6,605,019
BrightKing Holdings, Ltd.	723,291	1,657,746
China Medical System Holdings, Ltd.	5,319,000	11,409,538
CSPC Pharmaceutical Group, Ltd.	2,702,000	5,996,270
Hop Hing Group Holdings, Ltd.	33,160,000	877,467
JD.com, Inc., ADR(a)	55,000	2,707,650
Man Wah Holdings, Ltd.	18,081,000	19,230,557
O2Micro International, Ltd., ADR(a)	950,233	1,434,852
On-Bright Electronics, Inc.	848,780	8,401,744
Silergy Corp.	463,199	9,885,223
Xiabuxiabu Catering Management China Holdings Co., Ltd.(b)(c)	4,534,000	8,682,393
		76,888,459

Colombia (1.03%)
Gran Tierra Energy, Inc.(a)	1,178,037	3,263,163
Parex Resources, Inc.(a)	429,375	6,412,698
		9,675,861

Denmark (0.37%)
Ringkjoebing Landbobank A/S	63,320	3,485,795

	Shares	Value (Note 2)
Egypt (0.08%)
Integrated Diagnostics Holdings PLC(b)(c)	154,200	$713,175

Finland (0.56%)
Ferratum OYJ(b)	56,200	2,093,254
Metso OYJ	91,400	3,194,398
		5,287,652

France (2.83%)
Alten SA	51,300	5,197,230
Bureau Veritas SA	124,800	3,658,263
Esker SA	97,543	6,394,321
Infotel SA	16,113	1,080,276
Medicrea International(a)	162,535	653,817
Neurones	50,872	1,781,116
Tessi SA	12,400	2,932,790
Thermador Groupe	30,729	4,902,481
		26,600,294

Georgia (1.14%)
BGEO Group PLC	149,511	7,778,065
TBC Bank Group PLC	128,200	2,985,209
		10,763,274

Germany (4.98%)
Aroundtown SA	805,600	6,486,252
CANCOM SE	42,100	3,975,078
GRENKE AG	28,800	3,430,851
Nexus AG	225,106	7,518,025
Norma Group SE	93,303	7,344,280
PATRIZIA Immobilien AG(a)	186,894	4,677,893
publity AG	115,200	3,218,099
Wirecard AG	82,211	10,237,531
		46,888,009

Hong Kong (2.91%)
International Housewares Retail Co., Ltd.	13,906,000	2,648,711
Samsonite International SA	1,179,500	5,111,446
TK Group Holdings, Ltd.	4,923,000	3,643,800
Value Partners Group, Ltd.	8,915,000	11,373,601
Vitasoy International Holdings, Ltd.	1,797,338	4,595,215
		27,372,773

India (7.71%)
Alkem Laboratories, Ltd.	225,198	7,784,983
Bajaj Finance, Ltd.	228,260	6,021,438
Byke Hospitality, Ltd.	959,500	2,822,514
City Union Bank, Ltd.	940,821	2,347,476
Cyient, Ltd.	598,912	6,043,852
Essel Propack, Ltd.	729,500	3,265,926
Hinduja Global Solutions, Ltd.	88,776	1,288,223
Indiabulls Housing Finance, Ltd.	161,500	3,531,842
Kellton Tech Solutions, Ltd.(a)	668,779	1,216,034
L&T Finance Holdings, Ltd.	1,072,000	2,909,061
	Shares	Value (Note 2)
India (continued)
L&T Technology Services, Ltd.(b)(c)	38,311	$728,468
SBI Life Insurance Co., Ltd.(a)(b)(c)	83,885	871,311
Thyrocare Technologies, Ltd.(a)	215,500	2,335,632
Time Technoplast, Ltd.	2,902,234	8,277,267
Vakrangee, Ltd.	1,509,000	8,653,700
WNS Holdings, Ltd., ADR(a)	188,200	8,367,372
Yes Bank, Ltd.	1,087,500	6,059,548
		72,524,647

Indonesia (2.64%)
Arwana Citramulia Tbk PT	75,956,500	1,940,256
Astra Graphia Tbk PT	10,792,000	1,035,793
Bekasi Fajar Industrial Estate Tbk PT	68,518,500	1,535,314
Delfi, Ltd.	1,445,600	1,807,276
Indonesia Pondasi Raya Tbk PT	19,147,600	1,315,741
Link Net Tbk PT	8,897,400	3,605,213
Lippo Cikarang Tbk PT(a)	2,189,000	568,975
Panin Sekuritas Tbk PT	8,494,000	1,522,620
Selamat Sempurna Tbk PT	69,686,300	6,922,566
Tempo Scan Pacific Tbk PT	19,383,500	2,403,302
Ultrajaya Milk Industry & Trading Co. Tbk PT	22,958,000	2,177,739
		24,834,795

Ireland (1.16%)
Irish Residential Properties REIT PLC	5,867,176	10,926,593

Israel (0.81%)
Sarine Technologies, Ltd.	1,358,600	1,139,244
Wix.com, Ltd.(a)	106,683	6,512,997
		7,652,241

Italy (0.51%)
Brembo SpA	227,675	3,674,710
DiaSorin SpA	11,298	1,093,408
		4,768,118

Japan (11.36%)
Aeon Delight Co., Ltd.	52,300	1,909,091
AIT Corp.	500,200	5,745,633
Amiyaki Tei Co., Ltd.	88,800	4,286,672
Anshin Guarantor Service Co., Ltd.	375,000	1,501,099
Arcland Service Holdings Co., Ltd.	143,200	3,243,873
Create SD Holdings Co., Ltd.	307,800	7,460,280
Dip Corp.	178,800	5,683,210
Future Corp.	389,600	4,207,551
GCA Corp.	24,600	256,658
Hard Off Corp. Co., Ltd.	279,800	3,026,874
Japan Lifeline Co., Ltd.	262,300	6,717,878

	Shares	Value (Note 2)
Japan (continued)
M&A Capital Partners Co., Ltd.(a)	135,800	$10,610,736
Macromill, Inc.	92,800	2,362,290
MISUMI Group, Inc.	234,800	7,065,293
Nihon M&A Center, Inc.	126,300	7,519,923
Nippon Valqua Industries, Ltd.	92,200	2,795,475
Prestige International, Inc.	142,400	1,862,666
Qol Co., Ltd.	172,500	3,420,926
Quick Co., Ltd.	209,400	3,237,769
Synchro Food Co., Ltd.(a)	132,800	3,898,727
Syuppin Co., Ltd.	356,800	4,663,860
Tokyo Century Corp.	104,500	5,638,042
Trancom Co., Ltd.	89,790	6,686,752
Trust Tech, Inc.	105,700	3,078,923
		106,880,201

Luxembourg (0.73%)
Grand City Properties SA	187,800	4,563,003
L'Occitane International SA	1,238,712	2,296,067
		6,859,070

Malaysia (1.26%)
AEON Credit Service M Bhd	1,130,560	3,904,134
CB Industrial Product Holding Bhd	2,559,400	1,168,811
My EG Services Bhd	7,975,400	5,115,387
Scicom MSC Bhd	3,754,500	1,637,521
		11,825,853

Mexico (1.06%)
Banregio Grupo Financiero SAB de CV	560,065	3,482,248
Credito Real SAB de CV SOFOM ER	3,075,340	4,130,912
Unifin Financiera SAB de CV SOFOM ENR	650,400	2,376,305
		9,989,465

Netherlands (0.73%)
Aalberts Industries NV	125,297	6,844,752

New Zealand (1.19%)
CBL Corp., Ltd.	1,542,256	3,659,743
Restaurant Brands New Zealand, Ltd.	1,353,517	7,501,011
		11,160,754

Norway (2.35%)
Medistim ASA	420,559	4,146,179
Multiconsult ASA(b)(c)	176,700	1,599,925
Nordic Semiconductor ASA(a)	531,024	3,154,912
Norwegian Finans Holding ASA(a)	305,700	3,489,681
Sbanken ASA(b)(c)	945,100	9,746,585
		22,137,282
	Shares	Value (Note 2)
Oman (0.44%)
Tethys Oil AB	517,908	$4,166,978

Peru (1.13%)
Alicorp SAA	1,952,297	6,774,762
Credicorp, Ltd.	16,850	3,902,965
		10,677,727

Philippines (2.71%)
Concepcion Industrial Corp.	3,236,800	3,943,470
Holcim Philippines, Inc.	2,303,300	471,436
Pepsi-Cola Products Philippines, Inc.	30,387,500	1,717,812
Puregold Price Club, Inc.	6,696,000	6,957,053
Robinsons Retail Holdings, Inc.	1,696,000	3,127,516
Security Bank Corp.	1,931,760	9,263,410
		25,480,697

Poland (0.76%)
Dino Polska SA(a)(b)(c)	221,200	5,521,074
LiveChat Software SA	85,000	1,092,545
PGS Software SA	130,778	510,149
		7,123,768

Singapore (0.52%)
Riverstone Holdings, Ltd.	5,677,000	4,890,235

South Africa (1.45%)
Blue Label Telecoms, Ltd.	1,526,900	1,752,946
Cartrack Holdings, Ltd.	2,856,323	4,340,092
Cashbuild, Ltd.	20,199	767,293
EOH Holdings, Ltd.	349,156	1,886,334
Italtile, Ltd.	4,209,423	4,885,898
		13,632,563

South Korea (3.02%)
Hy-Lok Corp.	214,152	5,214,171
ISC Co., Ltd.	265,147	4,568,717
Koh Young Technology, Inc.	32,383	2,853,622
LEENO Industrial, Inc.	79,500	4,556,258
Loen Entertainment, Inc.	41,909	4,324,926
Medy-Tox, Inc.	6,905	3,931,488
Vitzrocell Co., Ltd.(a)(d)	390,884	2,963,156
		28,412,338

Sweden (3.14%)
AddTech AB, Class B	343,608	8,476,934
Bufab AB	386,694	5,162,528
HIQ International AB	227,896	1,978,209
Hoist Finance AB(b)(c)	414,200	5,056,668
Indutrade AB	173,750	5,358,095
Moberg Pharma AB(a)	334,194	1,200,230
Nibe Industrier AB, Class B	82,700	804,971
TF Bank AB(b)	132,700	1,465,107
		29,502,742

	Shares	Value (Note 2)
Switzerland (0.84%)
Luxoft Holding, Inc.(a)	59,075	$3,399,766
VZ Holding AG	13,480	4,547,645
		7,947,411

Taiwan (2.74%)
ASPEED Technology, Inc.	94,958	2,495,680
Materials Analysis Technology, Inc.	748,000	2,042,881
Sinmag Equipment Corp.	952,810	5,492,171
Sitronix Technology Corp.	841,000	2,507,519
Sporton International, Inc.	1,424,756	8,041,460
Test Research, Inc.	2,513,252	3,914,897
TSC Auto ID Technology Co., Ltd.	138,000	1,264,209
		25,758,817

Thailand (0.85%)
Ananda Development PCL	25,524,800	4,563,821
Srisawad Power Corp. PCL	1,722,000	3,463,793
		8,027,614

United Arab Emirates (0.23%)
Aramex PJSC	1,855,000	2,126,234

United States (3.65%)
EPAM Systems, Inc.(a)	84,075	9,877,131
FirstCash, Inc.	209,798	15,336,234
GBGI, Ltd.	1,426,215	3,088,146
Lululemon Athletica, Inc.(a)	77,250	6,041,722
		34,343,233

Vietnam (1.05%)
DHG Pharmaceutical JSC	28,100	123,119
Ho Chi Minh City Development Joint Stock Commercial Bank(a)	2,161,861	4,436,198
Vietnam Dairy Products JSC	592,330	5,307,932
		9,867,249

TOTAL COMMON STOCKS
(Cost $596,998,144)		920,087,228

	Principal Amount	Value (Note 2)
CORPORATE BONDS (0.07%)
Malaysia (0.07%)
AEON Credit Service M Bhd
3.50%, 09/15/2020	$2,235,120	$693,861

TOTAL CORPORATE BONDS
(Cost $530,970)		693,861

TOTAL INVESTMENTS (97.86%)
(Cost $597,529,114)	$920,781,089

Other Assets In Excess Of Liabilities (2.14%)	20,108,513

NET ASSETS (100.00%)	$940,889,602

(a)	Non-Income Producing Security.

(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of January 31, 2018, the aggregate market value of those securities was $55,837,801, representing 5.93% of net assets.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2018, these securities had a total aggregate market value of $43,682,358 representing 4.64% of net assets.

(d)	Fair valued security under the procedures approved by the Fund's Board of Trustees.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Grandeur Peak International Stalwarts Fund
PORTFOLIO OF INVESTMENTS
January 31, 2018 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (96.28%)
Argentina (1.15%)
Despegar.com Corp.(a)	99,425	$3,027,491
Globant SA(a)	64,825	2,945,648
		5,973,139

Australia (1.00%)
carsales.com, Ltd.	214,100	2,587,828
Magellan Financial Group, Ltd.	117,109	2,599,797
		5,187,625

Bangladesh (0.61%)
Square Pharmaceuticals, Ltd.	816,742	3,196,373

Belgium (1.05%)
Melexis NV	52,039	5,478,847

Bermuda (0.77%)
Bank of NT Butterfield & Son, Ltd.	99,407	3,995,167

Brazil (1.40%)
M Dias Branco SA	176,700	3,176,274
Pagseguro Digital Ltd, Class A(a)	19,750	551,815
Raia Drogasil SA	133,500	3,537,792
		7,265,881

Britain (11.84%)
Abcam PLC	244,050	4,262,132
Ascential PLC	696,800	3,595,307
B&M European Value Retail SA	1,979,800	11,691,041
boohoo.com PLC(a)	1,111,800	2,925,918
Clinigen Group PLC	149,600	2,332,259
Close Brothers Group PLC	158,598	3,544,422
Diploma PLC	455,217	7,549,258
Domino's Pizza Group PLC	633,200	3,036,092
Intertek Group PLC	81,100	5,785,134
Metro Bank PLC(a)	100,800	5,201,018
Sanne Group PLC	288,700	3,037,441
St James's Place PLC	224,600	3,790,110
Ultra Electronics Holdings PLC	220,450	4,776,476
		61,526,608

Canada (5.59%)
Birchcliff Energy, Ltd.	179,108	496,551
Gildan Activewear, Inc.	153,694	5,226,846
Ritchie Bros Auctioneers, Inc.	259,925	8,452,761
Spartan Energy Corp.(a)	370,861	1,878,426
Stantec, Inc.	447,839	13,027,382
		29,081,966

China (9.52%)
58.com, Inc., ADR(a)	21,625	1,727,405
Alibaba Group Holding, Ltd., Sponsored ADR(a)	9,550	1,950,969
ANTA Sports Products, Ltd.	338,000	1,628,936
China Medical System Holdings, Ltd.	3,777,600	8,103,153
	Shares	Value (Note 2)
China (continued)
CSPC Pharmaceutical Group, Ltd.	1,634,000	$3,626,168
Ctrip.com International, Ltd., ADR(a)	82,900	3,878,062
JD.com, Inc., ADR(a)	62,725	3,087,952
Man Wah Holdings, Ltd.	9,999,600	10,635,357
Silergy Corp.	351,200	7,495,030
Tencent Holdings, Ltd.	48,000	2,844,663
Yum China Holdings, Inc.	97,575	4,526,504
		49,504,199

Colombia (0.85%)
Parex Resources, Inc.(a)	296,019	4,421,032

Egypt (0.36%)
Commercial International Bank Egypt SAE	420,752	1,866,462

Finland (0.55%)
Metso OYJ	81,926	2,863,285

France (2.54%)
Alten SA	76,014	7,701,018
BioMerieux	32,850	3,111,890
Bureau Veritas SA	82,200	2,409,529
		13,222,437

Georgia (0.92%)
BGEO Group PLC	91,500	4,760,137

Germany (7.18%)
Aroundtown SA	727,564	5,857,949
CTS Eventim AG & Co. KGaA	45,650	2,282,941
GRENKE AG	58,950	7,022,523
Norma Group SE	97,450	7,670,708
PATRIZIA Immobilien AG(a)	258,880	6,479,678
Wirecard AG	64,350	8,013,345
		37,327,144

Hong Kong (5.00%)
Samsonite International SA	1,421,460	6,159,996
Value Partners Group, Ltd.	9,369,000	11,952,806
Vitasoy International Holdings, Ltd.	3,087,000	7,892,466
		26,005,268

India (6.89%)
Alkem Laboratories, Ltd.	111,174	3,843,230
Bajaj Finance, Ltd.	161,250	4,253,732
Genpact, Ltd.	53,850	1,827,669
Indiabulls Housing Finance, Ltd.	109,000	2,383,720
L&T Finance Holdings, Ltd.	1,239,500	3,363,602
SBI Life Insurance Co., Ltd.(a)(b)(c)	243,705	2,531,355
Vakrangee, Ltd.	882,000	5,058,027
WNS Holdings, Ltd., ADR(a)	166,895	7,420,152
Yes Bank, Ltd.	917,250	5,110,916
		35,792,403

Indonesia (0.21%)
Delfi, Ltd.	893,700	1,117,295

	Shares	Value (Note 2)
Israel (0.77%)
Wix.com, Ltd.(a)	65,325	$3,988,091

Italy (2.33%)
Brembo SpA	554,057	8,942,567
DiaSorin SpA	32,730	3,167,572
		12,110,139

Japan (10.44%)
Aeon Delight Co., Ltd.	70,900	2,588,042
Create SD Holdings Co., Ltd.	182,900	4,433,025
Dip Corp.	171,000	5,435,284
Ezaki Glico Co., Ltd.	70,000	3,565,082
Japan Lifeline Co., Ltd.	139,600	3,575,356
MISUMI Group, Inc.	270,000	8,124,485
MonotaRO Co., Ltd.	116,600	3,679,463
Nihon M&A Center, Inc.	283,900	16,903,453
Seria Co., Ltd.	72,000	4,286,892
Tokyo Century Corp.	31,200	1,683,320
		54,274,402

Kenya (0.36%)
Safaricom, Ltd.	6,556,700	1,894,443

Luxembourg (0.97%)
Grand City Properties SA	207,200	5,034,368

Malaysia (0.31%)
My EG Services Bhd	2,549,000	1,634,918

Mexico (0.96%)
Banregio Grupo Financiero SAB de CV	806,650	5,015,409

Netherlands (1.85%)
Aalberts Industries NV	175,671	9,596,594

Norway (0.18%)
Norwegian Finans Holding ASA(a)	82,938	946,768

Peru (1.47%)
Alicorp SAA	1,113,439	3,863,800
Credicorp, Ltd.	16,275	3,769,778
		7,633,578

Philippines (3.04%)
Puregold Price Club, Inc.	4,224,200	4,388,886
Robinsons Land Corp.	2,912,000	1,186,371
Robinsons Retail Holdings, Inc.	1,927,320	3,554,083
Security Bank Corp.	1,387,200	6,652,070
		15,781,410

Poland (1.28%)
AmRest Holdings SE(a)	25,200	3,126,084
Dino Polska SA(a)(b)(c)	140,672	3,511,123
		6,637,207

South Africa (0.33%)
EOH Holdings, Ltd.	317,100	1,713,150

South Korea (3.56%)
BGF Retail Co., Ltd.(a)	14,720	3,032,636
	Shares	Value (Note 2)
South Korea (continued)
Hanssem Co., Ltd.	15,900	$2,538,699
LG Household & Health Care, Ltd.	4,000	4,408,859
Loen Entertainment, Inc.	8,300	856,543
Medy-Tox, Inc.	8,950	5,095,847
NAVER Corp.	3,000	2,556,539
		18,489,123

Sweden (2.29%)
Indutrade AB	183,850	5,669,558
Nibe Industrier AB, Class B	288,300	2,806,204
Sweco AB, Class B	151,800	3,425,176
		11,900,938

Switzerland (1.73%)
Luxoft Holding, Inc.(a)	54,150	3,116,332
VZ Holding AG	6,689	2,256,617
Wizz Air Holdings PLC(a)(b)(c)	73,500	3,613,955
		8,986,904

Thailand (0.62%)
Srisawad Power Corp. PCL	1,595,920	3,210,184

United States (4.65%)
Burford Capital, Ltd.	127,900	2,233,668
EPAM Systems, Inc.(a)	73,825	8,672,961
FirstCash, Inc.	122,012	8,919,077
Lululemon Athletica, Inc.(a)	55,675	4,354,342
		24,180,048

Vietnam (1.71%)
Ho Chi Minh City Development Joint Stock Commercial Bank(a)	1,518,718	3,116,451
Vietnam Dairy Products JSC	642,964	5,761,668
		8,878,119

TOTAL COMMON STOCKS
(Cost $369,779,982)		500,491,061

PREFERRED STOCKS (0.44%)
Germany (0.44%)
FUCHS PETROLUB SE	42,300	2,310,774

TOTAL PREFERRED STOCKS
(Cost $2,242,137)		2,310,774

	Shares	Value (Note 2)
RIGHTS (0.01%)
Philippines (0.01%)
Robinsons Land Corp., strike price 18.20 PHP, expires 2/8/2018	782,438	41,181

TOTAL RIGHTS
(Cost $0)		41,181

TOTAL INVESTMENTS (96.73%)
(Cost $372,022,119)	$502,843,016

Other Assets In Excess Of Liabilities (3.27%)	17,013,559

NET ASSETS (100.00%)	$519,856,575

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2018, these securities had a total aggregate market value of $9,656,433 representing 1.86% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of January 31, 2018, the aggregate market value of those securities was $9,656,433, representing 1.86% of net assets.

Currency Abbreviations:
PHP - Philippine Piso

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Grandeur Peak Funds®	Notes to Quarterly Portfolios of Investments

January 31, 2018 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of January 31, 2018, the Trust consists of multiple separate Portfolios or series. This quarterly report describes the Grandeur Peak Emerging Markets Opportunities Fund, Grandeur Peak Global Micro Cap Fund, Grandeur Peak Global Opportunities Fund, Grandeur Peak Global Reach Fund, Grandeur Peak Global Stalwarts Fund, Grandeur Peak International Opportunities Fund, and Grandeur Peak International Stalwarts Fund (individually a “Fund” and collectively, the “Funds”). The Funds seek long-term growth of capital. The Funds offer Investor Class (except the Grandeur Peak Global Micro Cap Fund) and Institutional Class shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Portfolios of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the Portfolios of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts in the Portfolios of Investments Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their Portfolios of Investments.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”). The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of each Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Funds’ valuation procedures set forth certain triggers which instruct when to use the fair valuation model.

Forward currency exchange contracts have a fair value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.

When such prices or quotations are not available, or when Grandeur Peak Global Advisors, LLC (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Grandeur Peak Funds®	Notes to Quarterly Portfolios of Investments

January 31, 2018 (Unaudited)

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each Fund’s investments in the fair value hierarchy as of January 31, 2018:

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Global Micro Cap Fund

Common Stocks
South Korea	$848,479	$-	$84,752	$933,231
Other*	42,738,121	-	-	42,738,121
Corporate Bonds*	$-	$185,494	$-	$185,494
Total	$43,586,600	$185,494	$84,752	$43,856,846

Grandeur Peak Funds®	Notes to Quarterly Portfolios of Investments

January 31, 2018 (Unaudited)

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Emerging Markets Opportunities Fund

Common Stocks
Egypt	$7,252,305	$2,150,000	$-	$9,402,305
South Korea	37,998,955	-	3,371,639	41,370,594
Other*	419,225,059	-	-	419,225,059
Corporate Bonds*	$-	$701,833	$-	$701,833
Rights*	-	90,219	-	90,219
Total	$464,476,319	$2,942,052	$3,371,639	$470,790,010

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak International Opportunities Fund

Common Stocks
South Korea	$25,449,182	$-	$2,963,156	$28,412,338
Other*	891,674,890	-	-	891,674,890
Corporate Bonds*	$-	$693,861	$-	$693,861
Total	$917,124,072	$693,861	$2,963,156	$920,781,089

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Global Opportunities Fund

Common Stocks*	$832,525,811	$-	$-	$832,525,811
Corporate Bonds*	-	521,048	-	521,048
Total	$832,525,811	$521,048	$-	$833,046,859

Grandeur Peak Funds®	Notes to Quarterly Portfolios of Investments

January 31, 2018 (Unaudited)

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Global Reach Fund

Common Stocks
Egypt	$1,586,949	$860,000	$-	$2,446,949
South Korea	7,706,045	-	671,161	8,377,206
Spain	-	-	13	13
Other*	368,387,765	-	-	368,387,765
Preferred Stocks*	$688,316	$-	$-	$688,316
Corporate Bonds*	-	912,623	-	912,623
Total	$378,369,075	$1,772,623	$671,174	$380,812,872

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak International Stalwarts Fund

Common Stocks*	$500,491,061	$-	$-	$500,491,061
Preferred Stocks*	2,310,774	-	-	2,310,774
Rights*	-	41,181	-	41,181
Total	$502,801,835	$41,181	$-	$502,843,016

Grandeur Peak Funds®	Notes to Quarterly Portfolios of Investments

January 31, 2018 (Unaudited)

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Global Stalwarts Fund

Common Stocks*	$175,884,547	$-	$-	$175,884,547
Preferred Stocks*	628,224	-	-	628,224
Rights*	-	8,952	-	8,952
Total	$176,512,771	$8,952	$-	$176,521,723

*	For a detailed country breakdown, see the accompanying Portfolio of Investments.

The Funds had the following transfers between levels 1 and 2 during the nine months ended January 31, 2018:

	Level 1 - Quoted and Unadjusted Prices		Level 2 - Other Significant Observable Inputs
	Transfers In	Transfers (Out)	Transfers In	Transfers
Grandeur Peak Emerging Markets Opportunities Fund
Common Stocks	$1,037,978	$-	$-	$(1,037,980)
Total	$1,037,978	$-	$-	$(1,037,980)

	Level 1 - Quoted and Unadjusted Prices		Level 2 - Other Significant Observable Inputs
	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)
Grandeur Peak Global Micro Cap Fund
Common Stocks	$316,615	$-	$-	$(316,615)
Total	$316,615	$-	$-	$(316,615)

	Level 1 - Quoted and Unadjusted Prices		Level 2 - Other Significant Observable Inputs
	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)
Grandeur Peak Global Reach Fund
Common Stocks	$1,209,641	$-	$-	$(1,209,641)
Total	$1,209,641	$-	$-	$(1,209,641)

	Level 1 - Quoted and Unadjusted Prices		Level 2 - Other Significant Observable Inputs
	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)
Grandeur Peak International Opportunities Fund
Common Stocks	$1,315,741	$-	$-	$(1,315,741)
Total	$1,315,741	$-	$-	$(1,315,741)

The transfer amounts disclosed in the table above represent the value of the securities as of January 31, 2018 transferred in/(out) of Level 1 and Level 2 during the reporting period that were also held at April 30, 2017. The above transfers from Level 2 to Level 1 were due to the ability to obtain a closing market price within an active market for a security that previously had no market to trade. Additionally, the above transfers from Level 1 to Level 2 were due to the inability to obtain a closing market price due to an inactive market to trade. For the nine months ended January 31, 2018, the Grandeur Peak Global Opportunities Fund, Grandeur Peak Global Stalwarts Fund and Grandeur Peak International Stalwarts Fund did not have any transfers in/(out) of Level 1 and Level 2 securities.

Grandeur Peak Funds®	Notes to Quarterly Portfolios of Investments

January 31, 2018 (Unaudited)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Grandeur Peak Emerging Markets Opportunities Fund	Common Stocks	Total
Balance as of April 30, 2017	$3,306,095	$3,306,095
Accrued Discount/Premium		-
Return of Capital		-
Realized Gain/(Loss)	(2)	(2)
Change in Unrealized Appreciation/(Depreciation)	(280,488)	(280,488)
Purchases		-
Sales Proceeds	1	1
Transfer into Level 3	-	-
Transfer out of Level 3	-	-
Balance as of January 31, 2018	$3,025,606	$3,025,606
Net change in unrealized Appreciation/(Depreciation) attributable to Level 3 investments held at January 31, 2018	$(280,488)	$(280.488)

Grandeur Peak Global Micro Cap Fund	Common Stocks	Total
Balance as of April 30, 2017	$83,107	$83,107
Accrued Discount/Premium		-
Return of Capital		-
Realized Gain/(Loss)	(3)	(3)
Change in Unrealized Appreciation/(Depreciation)	(7,050)	(7,050)
Purchases		-
Sales Proceeds	-	-
Transfer into Level 3	-	-
Transfer out of Level 3	-	-
Balance as of January 31, 2018	$76,054	$76,054
Net change in unrealized Appreciation/(Depreciation) attributable to Level 3 investments held at January 31, 2018	$(7,050)	$(7,050)

Grandeur Peak Global Reach Fund	Common Stocks	Total
Balance as of April 30, 2017	$658,125	$658,125
Accrued Discount/Premium		-
Return of Capital		-
Realized Gain/(Loss)		-
Change in Unrealized Appreciation/(Depreciation)	(55,833)	(55,833)
Purchases		-
Sales Proceeds		-
Transfer into Level 3	-	-
Transfer out of Level 3	-	-
Balance as of January 31, 2018	$602,292	$602,292
Net change in unrealized Appreciation/(Depreciation) attributable to Level 3 investments held at January 31, 2018	$(55,833)	$(55,833)

Grandeur Peak International Opportunities Fund	Common Stocks	Total
Balance as of April 30, 2017	$2,905,555	$2,905,555
Accrued Discount/Premium	-	-
Return of Capital	-	-
Realized Gain/(Loss)	(4)	(4)
Change in Unrealized Appreciation/(Depreciation)	(246,507)	(246,507)
Purchases
Sales Proceeds	1	1
Transfer into Level 3	-	-
Transfer out of Level 3	-	-
Balance as of January 31, 2018	$2,659,045	$2,659,045
Net change in unrealized Appreciation/(Depreciation) attributable to Level 3 investments held at January 31, 2018	$(246,507)	$(246,507)

Grandeur Peak Funds®	Notes to Quarterly Portfolios of Investments

January 31, 2018 (Unaudited)

The table below provided additional information about the Level 3 Fair Value Measurements as of January 31, 2018:

Quantitative Information about Level 3 Fair Value Measurements

Grandeur Peak Emerging Markets Opportunities Fund

Asset Class	Fair Value (USD) at 1/31/18	Valuation Technique	Unobservable Inputs(a)	Value
Foreign Common Stock	$3,371,639	Discount on last quoted exchange price due to factory production halt	Discount	37%

Grandeur Peak Global Micro Cap Fund

Asset Class	Fair Value (USD) at 1/31/18	Valuation Technique	Unobservable Inputs(a)	Value
Foreign Common Stock	$84,752	Discount on last quoted exchange price due to factory production halt	Discount	37%

Grandeur Peak Global Reach Fund

Asset Class	Fair Value (USD) at 1/31/18	Valuation Technique	Unobservable Inputs(a)	Value
Foreign Common Stock	$671,174	Discount on last quoted exchange price due to factory production halt	Discount	37%

Grandeur Peak International Opportunities Fund

Asset Class	Fair Value (USD) at 1/31/18	Valuation Technique	Unobservable Inputs(a)	Value
Foreign Common Stock	$2,963,156	Discount on last quoted exchange price due to factory production halt	Discount	37%

Grandeur Peak Funds®	Notes to Quarterly Portfolios of Investments

January 31, 2018 (Unaudited)

(a)	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Discount	Decrease	Increase

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost which is the same basis the Fund uses for federal income tax purposes. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service.

The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

HIGHLAND RESOLUTE FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
January 31, 2018 (Unaudited)

Description	Shares	Value (Note 2)
CLOSED END FUNDS (0.60%)
Altaba, Inc.(a)	23,696	$1,892,836

TOTAL CLOSED END FUNDS
(Cost $1,423,884)		1,892,836

COMMON STOCKS (11.58%)
BUILDING MATERIALS (0.78%)
Fortune Brands Home & Security, Inc.	16,048	1,138,285
Masco Corp.	29,699	1,326,357
		2,464,642

CASINOS & GAMING (0.77%)
Caesars Entertainment Corp.(a)	175,814	2,452,605

CHEMICALS (0.46%)
The Sherwin-Williams Co.	3,516	1,466,559

COMMERCIAL SERVICES (1.19%)
IHS Markit, Ltd.(a)	7,947	379,310
KAR Auction Services, Inc.	26,711	1,456,818
S&P Global, Inc.	10,649	1,928,534
		3,764,662

DISTRIBUTION & WHOLESALE (0.69%)
LKQ Corp.(a)	51,798	2,177,070

INTERNET (1.22%)
Alibaba Group Holding, Ltd., Sponsored ADR(a)	3,002	613,279
Alphabet, Inc., Class A(a)	1,495	1,767,419
The Priceline Group, Inc.(a)	789	1,508,607
		3,889,305

MACHINERY - DIVERSIFIED (0.63%)
The Middleby Corp.(a)	14,792	2,015,558

MEDIA (0.63%)
Liberty Media Corp.-Liberty SiriusXM, Class C(a)	8,306	372,192
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	36,241	1,631,207
		2,003,399

RETAIL (2.32%)
B&M European Value Retail SA	195,652	1,155,357
Domino's Pizza, Inc.	10,288	2,230,953
Lowe's Cos., Inc.	19,791	2,072,711
O'Reilly Automotive, Inc.(a)	7,182	1,901,003

Description	Shares	Value (Note 2)
RETAIL (2.32%) (continued)
Yum! Brands, Inc.	44	$3,722
		7,363,746

SOFTWARE (1.83%)
CDK Global, Inc.	28,117	2,004,461
Fidelity National Information Services, Inc.	14,526	1,486,881
SS&C Technologies Holdings, Inc.	46,045	2,315,143
		5,806,485

SPECIALITY FINANCE (0.54%)
Worldpay, Inc.(a)	21,558	1,731,323

TEXTILES (0.52%)
Mohawk Industries, Inc.(a)	5,878	1,652,071

TOTAL COMMON STOCKS
(Cost $30,919,868)		36,787,425

OPEN-END MUTUAL FUNDS (38.22%)
AQR Multi Strategy Alternative Fund, Class I	3,431,893	31,401,825
PIMCO Short-Term Fund, Institutional Class(c)	9,114,664	89,961,732
		121,363,557

TOTAL OPEN-END MUTUAL FUNDS
(Cost $121,679,834)		121,363,557

	Notional Amount	Exercise Date	Exercise Price	Contracts	Value (Note 2)
PURCHASED PUT OPTIONS (0.04%)
S&P 500® Index	$66,924,297	02/16/2018	$2,675	237	88,875
S&P 500® Index	12,989,526	02/16/2018	2,650	46	12,144
S&P 500® Index	62,406,201	01/31/2018	2,600	221	1,105
S&P 500® Index	10,165,716	02/28/2018	2,700	36	31,320
					133,444

TOTAL PURCHASED PUT OPTIONS
(Cost $416,610)					133,444

Description	Principal Amount	Value (Note 2)
CORPORATE BONDS (19.07%)
CASINOS & GAMING (0.69%)
Jack Ohio Finance LLC
10.25%, 11/15/2022(b)	$1,971,000	2,197,665

COMMERCIAL SERVICES (2.92%)
Great Lakes Dredge & Dock Corp.
8.00%, 05/15/2022	100,000	104,250
iPayment, Inc.
10.75%, 04/15/2024(b)	2,623,000	2,996,778

Description	Principal Amount	Value (Note 2)
COMMERCIAL SERVICES (2.92%) (continued)
RR Donnelley & Sons Co.
6.00%, 04/01/2024	$600,000	$576,000
6.50%, 11/15/2023	5,656,000	5,592,370
		9,269,398

COMPUTERS (3.40%)
Everi Payments, Inc.
7.50%, 12/15/2025(b)	2,035,000	2,101,137
Harland Clarke Holdings Corp.
9.25%, 03/01/2021(b)(c)	8,408,000	8,702,280
		10,803,417

CONTAINERS & PACKAGING (0.84%)
Coveris Holdings SA
7.88%, 11/01/2019(b)	2,664,000	2,670,660

ENTERTAINMENT (0.96%)
Mohegan Tribal Gaming
7.88%, 10/15/2024(b)	2,953,000	3,037,899

EXPLORATION & PRODUCTION (0.05%)
Endeavor Energy Resources LP / EER Finance, Inc.
5.50%, 01/30/2026(b)	157,000	159,355

FINANCIAL SERVICES (0.12%)
Hunt Cos., Inc.
6.25%, 02/15/2026(b)	387,000	387,929

FOREST PRODUCTS & PAPER (2.44%)
Mercer International, Inc.
5.50%, 01/15/2026(b)	152,000	154,280
Resolute Forest Products, Inc.
5.88%, 05/15/2023(c)	7,304,000	7,596,160
		7,750,440

HEALTHCARE-SERVICES (1.82%)
Opal Acquisition, Inc.
7.50%, 07/01/2024(b)	3,106,000	3,106,000
10.00%, 10/01/2024(b)	3,002,000	2,671,780
		5,777,780

MACHINERY (0.09%)
Titan International, Inc.
6.50%, 11/30/2023(b)	276,000	287,040

MEDIA (1.01%)
Lee Enterprises, Inc.
9.50%, 03/15/2022(b)	2,009,000	2,099,405

Description	Principal Amount	Value (Note 2)
MEDIA (1.01%) (continued)
Meredith Corp.
6.88%, 02/01/2026(b)	$1,078,000	$1,106,297
		3,205,702

OIL & GAS (0.32%)
Jonah Energy LLC / Jonah Energy Finance Corp.
7.25%, 10/15/2025(b)	768,000	775,680
Par Petro LLC / Petroleum Finance Corp.
7.75%, 12/15/2025(b)	241,000	242,735
		1,018,415

OIL & GAS SERVICES (0.02%)
Nabors Industries, Inc.
5.75%, 02/01/2025(b)	72,000	70,972

PIPELINES (0.07%)
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/2027	198,000	204,930

PUBLISHING & BROADCASTING (3.64%)
American Media, Inc.
0.00%, 03/01/2022(b)(d)	10,357,000	9,554,333
McClatchy Co.
6.88%, 03/15/2029	1,957,000	1,917,860
7.15%, 11/01/2027	71,000	76,325
		11,548,518

REFINING & MARKETING (0.26%)
Calumet Specialty Products Partners LP / Calumet Finance Corp.
7.63%, 01/15/2022	807,000	823,140

RETAIL (0.42%)
Golden Nugget, Inc.
8.75%, 10/01/2025(b)	1,247,000	1,334,290

TOTAL CORPORATE BONDS
(Cost $56,711,844)		60,547,550

Description	Principal Amount/ Shares	Value (Note 2)
SHORT TERM INVESTMENTS (6.71%)
MONEY MARKET FUNDS (6.71%)
Dreyfus Treasury Cash Management Fund, Institutional Class, 7-day yield, 1.201%(c)	21,313,726	21,313,726

TOTAL SHORT TERM INVESTMENTS
(Cost $21,313,726)		21,313,726

Description	Value (Note 2)
TOTAL INVESTMENTS (76.22%)
(Cost $232,465,766)	$242,038,538

SEGREGATED CASH WITH BROKERS (28.46%)(e)	90,382,739

SECURITIES SOLD SHORT (-5.50%)
(Proceeds $16,663,572)	$(17,455,773)

LIABILITIES IN EXCESS OF OTHER ASSETS (0.82%)	2,583,929)
NET ASSETS (100.00%)	$317,549,433
SCHEDULE OF SECURITIES SOLD SHORT
Description	Principal	Value (Note 2)
CORPORATE BONDS (-2.83%)
CASINO & GAMBLING (-0.67%)
CRC Escrow Issuer LLC / CRC Finco, Inc.
5.25%, 10/15/2025(b)	$(2,155,000)	$(2,144,462)

CHEMICALS (-0.39%)
CVR Partners LP / CVR Nitrogen Finance Corp.
9.25%, 6/15/2023(b)	(1,144,000)	(1,226,940)

COMPUTERS (-0.57%)
West Corp.
8.50%, 10/15/2025(b)	(1,835,000)	(1,816,650)

DRUG RETAIL (-0.26%)
Rite Aid Corp.
6.13%, 4/1/2023(b)	(899,000)	(841,689)

HEALTHCARE-SERVICES (-0.15%)
West Street Merger Sub, Inc.
6.38%, 9/1/2025(b)	(456,000)	(463,980)

OIL & GAS (-0.15%)
Precision Drilling Corp.
7.13%, 1/15/2026(b)	(455,000)	(474,337)

PHARMACEUTICALS (-0.19%)
Mylan NV
3.95%, 6/15/2026	(608,000)	(604,908)

SOFTWARE (-0.43%)
Rackspace Hosting, Inc.
8.63%, 11/15/2024(b)	(1,280,000)	(1,364,800)

Description	Principal	Value (Note 2)
TOBACCO (-0.02%)
Alliance One International, Inc.
9.88%, 7/15/2021	$(51,000)	$(48,641)

TOTAL CORPORATE BONDS
(Proceeds $8,883,924)		(8,986,407)

Description	Shares	Value (Note 2)
EXCHANGE TRADED FUNDS (-2.67%)
Consumer Discretionary Select Sector SPDR® Fund	(17,952)	(1,935,405)
Consumer Staples Select Sector SPDR® Fund	(15,714)	(908,583)
Health Care Select Sector SPDR® Fund	(12,939)	(1,139,926)
iShares® 20+ Year Treasury Bond ETF	(11,257)	(1,381,572)
iShares® 7-10 Year Treasury Bond ETF	(6,193)	(639,737)
Vanguard REIT ETF	(8,039)	(638,699)
Vanguard Total International Bond ETF	(33,767)	(1,825,444)
		(8,469,366)
TOTAL EXCHANGE TRADED FUNDS (-2.67%)
(Proceeds $7,779,648)		(8,469,366)
TOTAL SECURITIES SOLD SHORT
(Proceeds $16,663,572)		$(17,455,773)

(a)	Non-income producing security.
(b)	Security exempt from registration under rule 144A of the securities act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At period end, the fair value of those securities held in long positions was $43,656,515 and the value of the securities held in short positions was $(8,332,858). This totals $35,323,657, which represents 11.12% of the Fund's net assets.
(c)	Security position either entirely or partially held in a segregated account as collateral for securities sold short and total return swaps. Aggregate total fair value of $110,586,553.
(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(e)	Includes cash which is being held as collateral for securities sold short and total return swap contracts.

TOTAL RETURN SWAP CONTRACTS*

Counterparty	Reference Obligation	Notional Amount	Market Value	Rate Paid by the Fund	Termination Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	BHDG Systematic Trading Segregated Portfolio(a)	$17,036,520	$17,094,556	1-Month LIBOR BBA	09/13/2018	$58,036
Morgan Stanley	Clinton Segregated Portfolio(b)	12,836,564	$12,862,820	1-Month LIBOR BBA	09/13/2018	26,256
Morgan Stanley	Iboxx HY Index	(14,646,000)	$(14,701,648)	3-Month LIBOR BBA	03/20/2018	(55,648)
Morgan Stanley	Impala Segregated Portfolio(c)	36,825,092	$37,072,838	1-Month LIBOR BBA	03/20/2019	247,746
Morgan Stanley	Melchior Segregated Portfolio(d)	35,961,245	$36,022,432	1-Month LIBOR BBA	03/20/2019	61,187
Morgan Stanley	PSAM Highland(e)	49,652,017	$49,761,231	1-Month EURIBOR	06/03/2021	109,214
Morgan Stanley	WABR Cayman Company Limited(f)	34,873,341	$35,081,465	1-Month LIBOR BBA	09/01/2020	208,124
		$172,538,779	$173,193,694			$654,915

*	For the long positions, the Fund receives payments based on any positive return of the Reference Obligation less the rate paid by the Fund. The Fund makes payments on any negative return of such Reference Obligation plus the rate paid by the Fund. For short positions, the Fund receives payments based on any negative return of the Reference Obligation less the rate paid by the fund. The Fund makes payments on any positive return of such Reference obligation plus the rate paid by the Fund.
(a)	BHDG Systematic Trading Segregated Portfolio is a quantitative trend following strategy that uses futures. BHDG will employ some short, medium, and long term signals. Interest rate, commodity, equity, and sovereign debt futures will be used. Any asset class may have net long or short exposure, and exposures in aggregate may be net long or short.
(b)	Clinton Segregated Portfolio is a global, quantitative equity market neutral strategy. The Portfolio will invest in large, mid, and small cap stocks in developed and some emerging markets. The strategy will also attempt to minimize net exposure to any given country or sector. The strategy attempts to generate returns primarily through trading value, momentum, and mean reversion models.
(c)	Impala Segregated Portfolio is a European equity long/short strategy that employs a flexible, low-net strategy (0% to 50%), and long exposure will vary between 60% and 100%. The portfolio is primarily comprised of large and mid-cap stocks listed on European exchanges.
(d)	Melchior Segregated Portfolio is a global equity long/short strategy that uses a long-biased strategy that is focused on cyclical sectors. The strategy has a net exposure that ranges between 50% and 80%, and long exposure varies between 80% and 100%. The strategy is comprised of large cap stocks listed on exchanges of developed and emerging market countries.
(e)	PSAM Highland employs an event driven strategy. The fund will primarily make investments in equity special situations and merger arbitrage. The strategy will also opportunistically allocate to liquid high yield credit positions when trading at stressed levels. The strategy will employ gross long exposure of up to 120%, and net exposure will typically vary from 40% to 80%.
(f)	Weiss Alpha Balanced Risk ("WABR") Cayman Company Limited incorporates an absolute return oriented approach within a risk parity framework. Active absolute return strategies include fundamental long/short equity, credit relative value, discretionary macro, and equity market neutral strategies. The strategy also maintains a passive risk weighted allocation to equities and fixed income, but each of the three allocations is equally risk weighted subject to a 40% limit on the absolute return allocation. Gross equity long exposure will typically be 140% or less, and net equity exposure will vary between 5% and 35%.

Common Abbreviations:

AQR - AQR Capital Management LLC.
BBA - British Bankers Association.
EURIBOR - Euro Interbank Offered Rate.
LIBOR - London Interbank Offered Rate.
PIMCO - Pacific Investment Management Company.
S&P - Standard & Poor's.
SPDR - Standard & Poor's Depositary Receipt.

See notes to Quarterly Schedule of Investments.

MELCHIOR SEGREGATED PORTFOLIO
Description	Shares	Market Value	Percentage of Market Value
Long Securities
Contracts for Difference
Abn Amro Group	15,681	$63,451	0.18%
Alten Sa	5,992	55,755	0.15%
Aggreko PLC	48,979	66,799	0.19%
Asml Holding	4,207	66,892	0.19%
Asr Nederland	26,065	166,740	0.46%
Babcock Intl Group PLC	66,264	36,441	0.10%
Barclays PLC	155,286	28,047	0.08%
Stoxx Ltd. Europe 600	1,676	67,716	0.19%
Erste Group Bank AG	19,682	109,039	0.30%
Finecobank SPA	76,969	237,343	0.66%
Fluidra SA	72,356	326,102	0.91%
Howden Joinery Group PLC	150,355	74,211	0.21%
Industria De Diseno Textil	19,516	46,256	0.13%
Inmobiliaria Colonial Socimi	93,161	183,725	0.51%
Jd Sports Fashion PLC	188,817	20,880	0.06%
Jungheinrich - Preferred Stock	12,709	70,848	0.20%
Maisons Du Monde SA	12,419	26,358	0.07%
Moncler SPA	22,010	105,647	0.29%
Ontex Group NV	11,803	62,302	0.17%
Pandora A/S	5,821	47,693	0.13%
Pets At Home Group PLC	132,414	28,908	0.08%
Prosegur Cash SA	395,008	96,340	0.27%
Prudential PLC	45,523	102,124	0.28%
Rio Tinto PLC	4,172	24,899	0.07%
Ryanair Holdings PLC	49,782	41,425	0.11%
Unicredit SPA	24,996	28,108	0.08%
Volkswagen AG - Preferred Stock	3,650	21,672	0.06%
Grifols SA	47,025	1,168,574	3.24%
		3,374,296	9.37%
Index Options
Dax Index Put @ 12,000.0 Mar 18	160	41,003	0.11%
		41,003	0.11%
Cash and Cash Equivalents
EURO	999,767	1,241,461	3.45%
NORWEGIAN KRONE	500,107	64,884	0.18%
BRITISH POUND	267,474	379,786	1.05%
U.S. DOLLAR	31,827,724	31,827,724	88.36%
		33,513,855	93.04%
Total Long		$36,929,154	102.52%

Securities Sold Short
Contracts for Difference

Airbus SE	4,183	46,521	0.13%
Associated British Foods PLC	44,514	166,990	0.46%
Bayer AG	13,032	46,661	0.13%
Bayerische Motoren Werke AG	5,148	37,247	0.10%
Compass Group PLC	45,577	63,475	0.18%
CRH PLC	28,573	25,015	0.07%
Dksh Holding AG	7,123	29,307	0.08%
FTSE 250 Index	83	64,552	0.18%
Glencore PlC	161,783	47,373	0.13%
Nestle SA	12,549	25,784	0.07%
Norwegian Air Shuttle As	18,418	45,817	0.13%
Panalpina Welttransport	4,018	72,080	0.20%
Philips Lighting NV	29,901	24,859	0.07%
Shire PLC	11,963	90,718	0.25%
Wirecard AG	5,997	58,274	0.16%
Zalando Se	6,427	21,133	0.06%
		865,803	2.40%
Cash and Cash Equivalents
SWISS FRANC	64,985	69,823	0.19%
		69,823	0.19%
Total Shorts		$935,627	2.60%

Remaining Securities and Cash		$28,905	0.08%

WABR CAYMAN COMPANY LIMITED
Description	Principal/ Shares	Market Value	Percentage of Market Value
Long Securities
Common Stocks
Hudson Pacific Properties, REIT	14,300	$457,171	1.30%
		457,171	1.30%
Exchange Traded-Funds
Guggenheim S&P 500 Equal Weight ETF	24,063	2,537,684	7.23%
Ishares 7-10 Year Trsury Bond ETF	31,488	3,252,710	9.27%
Ishares Iboxx High Yield Bond ETF	37,934	3,311,638	9.44%
Ishares Iboxx Invt Grade Bond ETF	27,438	3,294,481	9.39%
		12,396,513	35.34%
Corporate Bonds
Algeco Scotsman Global Finance, 8.50%, 10/15/2018	800,000	809,000	2.31%
Aleris Intl Inc, 9.50%, 04/01/2021	282,000	299,978	0.86%
Aleris Intl Inc, 7.875%, 11/01/2020	1,480,000	1,489,250	4.25%
Bacr 3, Floating Rate, 01/31/2025	250,000	332,665	0.95%
Cobalt Intl Energy Inc, 10.75%, 12/01/2021	747,000	822,634	2.34%
Citgo Holding Inc, 10.75%, 02/15/2020	600,000	646,500	1.84%
Citgo Petroleum Corp, 6.25%, 08/15/2022	325,000	329,875	0.94%

Cortnp, 9.25%, 10/15/2024	310,000	334,413	0.95%
CVC Holdings LLC, 10.875%, 10/15/2025	625,000	747,656	2.13%
Global A&T Electronics, 8.50%, 01/12/2023	400,000	408,000	1.16%
HC2 Holdings Inc, 11.00%, 12/01/2019	519,000	534,570	1.52%
Hovnanian K Enterprises Inc, 10.50%, 07/15/2024	560,000	624,400	1.78%
HSBC, Floating Rate, 04/27/2049	510,000	473,984	1.35%
Hexion Inc, 10.375%, 02/01/2022	370,000	358,900	1.02%
Nefico, 10.125%, 01/15/2023	400,000	453,000	1.29%
Natural Resource Partners, 10.50%, 03/15/2022	545,000	587,238	1.67%
Teekay Offshore Partners, 6.00%,07/30/2019	866,000	874,660	2.49%
		10,126,721	28.87%
Government Bonds
Wit 2.1250% 2024-09-30	346,000	334,915	0.95%
		334,915	0.95%
Cash and Cash Equivalents
U.S. DOLLAR	11,914,228	11,914,228	33.96%
		11,914,228	33.96%
Total Long		$35,229,548	100.42%

Short Securities
Common Stocks
Alexandria Real Estate Equity, REIT	2,860	370,942	1.06%
DCT Industrial, REIT	7,150	423,209	1.21%
Douglas Emmett, REIT	9,680	374,326	1.07%
Fedex Corp.	1,066	279,804	0.80%
		1,448,280	4.13%
Currency Swaps
USD PFI, 1.65%, 07/13/2018	49,450,000	493,441	1.41%
USD PFI, 1.96%, 02/26/2018	48,300,000	481,924	1.37%
		975,365	2.78%
Exchange Traded-Funds
Energy Select Sector SPDR ETF	4,413	330,313	0.94%
Ishares Iboxx High Yield Bond ETF	10,478	914,729	2.61%
Ishares Russell 2000 ETF	2,054	321,287	0.92%
SPDR S&P 500 ETF	1,339	377,464	1.08%
		1,943,793	5.54%
Corporate Bonds
Arconic Inc, 5.125%, 10/01/2024	300,000	315,938	0.90%
Ally Financial Inc, 5.75%, 11/20/2025	365,000	391,463	1.12%
Freeport-Mcmoran Inc, 3.875%, 03/15/2023	370,000	369,075	1.05%
Gamestop Corp, 6.75%, 03/15/2021	403,000	420,128	1.20%
Lifepoint Health Inc, 5.875%, 12/01/2023	300,000	301,500	0.86%
Mohegan Gaming & Entertainment, 7.875%, 10/15/2024	285,000	293,550	0.84%
Newell Brands Inc, 4.20%, 04/01/2026	330,000	337,431	0.96%
Radiate Holdco/Finance, 6.625%, 02/15/2025	345,000	337,238	0.96%
Standard Chartered Plc, 4.30%, 02/19/2027	365,000	366,217	1.04%
Telefonica Ewmisiones, 3.987%, 01/23/2023	200,000	289,153	0.82%
NRG Yield Operating LLC, 5.375%, 08/15/2024	275,000	279,813	0.80%

Post Holdings Inc, 5.00%, 08/15/2026	285,000	279,300	0.80%
		3,980,805	11.35%
Government Bonds
US Treasury Note, 2.25%, 11/15/2027	575,000	552,030	1.57%
Republic of Turkey, 7.375%, 02/05/2025	330,000	379,913	1.08%
US Treasury Note, 2.00%, 01/15/2021	1,150,000	1,140,746	3.25%
US Treasury Note, 2.375%, 01/31/2023	575,000	571,024	1.63%
		2,643,713	7.54%
Total Shorts		$10,991,956	31.33%

Remaining Securities and Cash		$10,843,872.53	30.91%

IMPALA SEGREGATED PORTFOLIO
Description	Shares	Market Value	Percentage of Market Value
Long Securities
Common Stocks
Alaska Air Group	3,772	$247,934	0.67%
Brunswick Corp	8,265	518,877	1.40%
Builders Firstsource	10,625	227,588	0.61%
Canfor Corp	57,490	1,346,583	3.63%
Constellation Brands Inc - Class A	2,457	539,238	1.45%
Dr Horton Inc	14,533	712,844	1.92%
Deere & Co.	3,025	503,421	1.36%
Dowdupont Inc	9,762	737,812	1.99%
Fedex Corp	3,153	827,599	2.23%
First Quantum Minerals Ltd	102,976	1,533,312	4.14%
Harley-Davidson Inc	11,786	571,150	1.54%
Hess Corp	24,847	1,255,022	3.39%
Kansas City Southern	8,171	924,385	2.49%
Laredo Petroleum Inc	39,599	385,298	1.04%
Marinemax Inc	35,749	820,440	2.21%
Marriott International - Class A	1,597	235,302	0.63%
Microsoft Corp	5,904	560,939	1.51%
The Mosaic Co	12,956	353,699	0.95%
Navistar International Corp	21,590	989,470	2.67%
Nintendo Co Ltd	855	375,023	1.01%
Norwegian Cruise Line Holdings	25,030	1,520,322	4.10%
Olin Corp	14,332	534,297	1.44%
Seaworld Entertainment	19,032	290,238	0.78%
Southwest Airlines Co	8,349	507,619	1.37%
Spirit Aerosystems Holdings - Class A	2,935	300,427	0.81%
Summit Materials Inc - Class A	15,297	488,739	1.32%
Teck Resources Ltd - Class B	106,680	3,099,054	8.36%
Trinity Industries Inc	18,951	653,241	1.76%
Voestalpine AG	9,320	604,920	1.63%
West Fraser Timber Co Ltd	10,247	715,967	1.93%
		22,380,759	60.37%

Equity Swaps
Alphabet Inc - Class A	745	267,702	0.72%
Carnival Corp	16,699	275,304	0.74%
Caterpillar Inc	7,032	444,481	1.20%
Knight-Swift Transportation	18,082	344,649	0.93%
NVR Inc.	724	1,100,559	2.97%
Rio Tinto PLC - Sponsored ADR	29,180	403,523	1.09%
Take-Two Interactive Softwre	15,719	1,172,428	3.16%
		4,008,646	10.81%
Cash and Cash Equivalents
U.S. DOLLAR	16,720,693	16,720,693	45.10%
		16,720,693	45.10%
Total Long		$43,110,097	116.28%

Securities Sold Short
Common Stocks
Domtar	4,032	207,084	0.56%
Louisiana Pacific	7,479	221,453	0.60%
Japan Tobacco	7,083	233,930	0.63%
Wyndham Worldwide	1,900	235,847	0.64%
Meritage Homes	5,043	239,290	0.65%
Ralph Lauren - Class A	2,111	241,308	0.65%
Penske Automotive Group	4,709	245,763	0.66%
Methanex	3,970	249,912	0.67%
Valmont Industries	1,701	278,284	0.75%
Flowserve Corp.	6,269	284,111	0.77%
Regal Beloit	5,842	455,092	1.23%
		2,892,074	7.80%
Exchange Traded-Funds
Ishares Stoxx Europe 600 ETF	9,162	442,302	1.19%
		442,302	1.19%
Total Short		$3,334,376	8.99%

Remaining Securities and Cash		$(2,702,884)	-7.29%

CLINTON SEGREGATED PORTFOLIO
Description	Shares	Market Value	Percentage of Market Value
Long Securities
Equity Swaps
Oci Co Ltd	474	$22,540	0.18%
China Shenhua Energy Co - Class H	48,027	30,397	0.24%
Country Garden Holdings Co	73,193	37,551	0.29%
Hitachi Ltd	21,391	24,278	0.19%
Localiza Rent A Car	13,738	25,665	0.20%
Banco Santander	12,615	24,534	0.19%
		164,966	1.28%

Cash and Cash Equivalents
AUSTRALIAN DOLLAR	89,712	72,272	0.56%
DANISH KRONE	121,749	20,297	0.16%
EURO	61,451	76,242	0.59%
EURO	27,443	34,048	0.26%
GREAT BRITISH POUNDS	110,444	156,798	1.22%
JAPANESE YEN	3,205,328	29,358	0.23%
JAPANESE YEN	4,575,010	41,903	0.33%
MEXICAN PESO	442,337	23,783	0.18%
NORWEGIAN KRONE	426,697	55,343	0.43%
POLISH ZLOTY	59,659	17,826	0.14%
SOUTH AFRICAN RAND	279,667	23,599	0.18%
SOUTH AFRICAN RAND	568,878	48,002	0.37%
SWEDISH KRONA	191,190	24,253	0.19%
SWISS FRANC	144,712	155,349	1.21%
TURKISH LIRA	70,752	18,844	0.15%
TURKISH LIRA	210,753	56,132	0.44%
U.S. DOLLARS	13,109,739	13,109,739	101.92%
U.S. DOLLARS	159,029	159,029	1.24%
U.S. DOLLARS	64,400	64,400	0.50%
		14,187,217	110.30%
Total Long		$14,352,183	111.58%

Securities Sold Short
Equity Swaps
China Resources Land Ltd	35,961	31,164	0.24%
Daiichi Sankyo Co Ltd	5,634	47,740	0.37%
Cyberagent Inc	2,781	29,796	0.23%
China Overseas Land & Invest	33,174	19,183	0.15%
China Jinmao Holdings Group	127,839	22,339	0.17%
Lojas Americanas SA	40,772	23,011	0.18%
Petroleo Brasileiro SA	30,477	30,652	0.24%
		203,884	1.59%
Cash and Cash Equivalents
AUSTRALIAN DOLLAR	56,391	45,429	0.35%
EURO	27,570	34,206	0.27%
EURO	53,312	66,144	0.51%
GREAT BRITISH POUNDS	138,303	196,349	1.53%
HONG KONG DOLLAR	295,793	37,811	0.29%
JAPANESE YEN	13,525,025	123,876	0.96%
JAPANESE YEN	3,237,828	29,655	0.23%
MEXICAN PESO	587,497	31,588	0.25%
NORWEGIAN KRONE	393,277	51,008	0.40%
POLISH ZLOTY	86,232	25,766	0.20%
SOUTH AFRICAN RAND	586,407	49,482	0.38%
SOUTH AFRICAN RAND	280,712	23,687	0.18%
SWEDISH KRONA	166,057	21,065	0.16%

SWISS FRANC	139,915	150,198	1.17%
TURKISH LIRA NEW	154,095	41,042	0.32%
TURKISH LIRA NEW	71,048	18,923	0.15%
U.S. DOLLARS	160,714	160,714	1.25%
U.S. DOLLARS	56,222	56,222	0.44%
		1,163,165	9.04%
Total Short		$1,367,049	10.63%

Remaining Securities and Cash		$(122,314)	-0.95%

BHDG SYSTEMATIC TRADING SEGREGATED PORTFOLIO
Description	Contracts	Market Value	Percentage of Market Value
Long Securities
Outstanding Forward Foreign Currency Contracts
AUD TO JPY FORWARD SD : 22-Mar-2018	2,182,056	$1,758,039	10.28%
AUD TO USD FORWARD SD : 21-Mar-2018	2,759,952	2,223,641	13.01%
BRL TO USD FORWARD SD : 21-Mar-2018	3,497,268	1,092,256	6.39%
CAD TO USD FORWARD SD : 21-Mar-2018	2,869,553	2,334,176	13.65%
CHF TO USD FORWARD SD : 21-Mar-2018	1,419,831	1,531,342	8.96%
EUR TO USD FORWARD SD : 21-Mar-2018	3,761,306	4,685,534	27.41%
GBP TO USD FORWARD SD : 21-Mar-2018	1,898,090	2,701,067	15.80%
INR TO USD FORWARD SD : 21-Mar-2018	211,774,006	3,312,444	19.38%
JPY TO AUD FORWARD SD : 22-Mar-2018	130,766,197	1,201,361	7.03%
JPY TO USD FORWARD SD : 22-Mar-2018	399,062,157	3,666,220	21.45%
KRW TO USD FORWARD SD : 21-Mar-2018	1,469,171,272	1,374,385	8.04%
MXN TO USD FORWARD SD : 21-Mar-2018	18,407,983	981,354	5.74%
NOK TO USD FORWARD SD : 21-Mar-2018	10,581,477	1,374,444	8.04%
NZD TO USD FORWARD SD : 21-Mar-2018	1,688,851	1,243,953	7.28%
PLN TO EUR FORWARD SD : 21-Mar-2018	5,460,122	1,633,019	9.55%
PLN TO USD FORWARD SD : 21-Mar-2018	4,134,946	1,236,684	7.23%
SEK TO USD FORWARD SD : 21-Mar-2018	7,856,398	1,000,236	5.85%
SGD TO USD FORWARD SD : 21-Mar-2018	4,996,808	3,813,181	22.31%
USD TO AUD FORWARD SD : 21-Mar-2018	1,317,541	1,317,541	7.71%
USD TO CHF FORWARD SD : 21-Mar-2018	1,115,804	1,115,804	6.53%
USD TO EUR FORWARD SD : 21-Mar-2018	2,838,490	2,838,490	16.60%
USD TO GBP FORWARD SD : 21-Mar-2018	1,612,398	1,612,398	9.43%
USD TO INR FORWARD SD : 21-Mar-2018	2,030,271	2,030,271	11.88%
USD TO JPY FORWARD SD : 22-Mar-2018	2,412,108	2,412,108	14.11%
USD TO SGD FORWARD SD : 21-Mar-2018	2,122,364	2,122,364	12.42%
		50,612,312	296.07%
Cash and Cash Equivalents
U.S. DOLLARS	15,231,677	15,231,677	89.10%
		15,231,677	89.10%
Total Long		$65,843,989	385.18%

Securities Sold Short
Outstanding Forward Foreign Currency Contracts
AUD TO JPY FORWARD SD : 22-Mar-2018	1,489,577	1,200,122	7.02%
AUD TO USD FORWARD SD : 21-Mar-2018	1,698,815	1,368,703	8.01%
CHF TO USD FORWARD SD : 21-Mar-2018	1,086,046	1,171,343	6.85%
EUR TO PLN FORWARD SD : 21-Mar-2018	1,290,887	1,608,083	9.41%
EUR TO USD FORWARD SD : 21-Mar-2018	2,341,476	2,916,823	17.06%
GBP TO USD FORWARD SD : 21-Mar-2018	1,180,701	1,680,191	9.83%
INR TO USD FORWARD SD : 21-Mar-2018	130,440,114	2,040,267	11.94%
JPY TO AUD FORWARD SD : 22-Mar-2018	190,370,729	1,748,953	10.23%
JPY TO USD FORWARD SD : 22-Mar-2018	270,848,936	2,488,314	14.56%
SGD TO USD FORWARD SD : 21-Mar-2018	2,819,734	2,151,805	12.59%
USD TO AUD FORWARD SD : 21-Mar-2018	2,149,002	2,149,002	12.57%
USD TO BRL FORWARD SD : 21-Mar-2018	1,068,258	1,068,258	6.25%
USD TO CAD FORWARD SD : 21-Mar-2018	2,295,716	2,295,716	13.43%
USD TO CHF FORWARD SD : 21-Mar-2018	1,470,917	1,470,917	8.60%
USD TO EUR FORWARD SD : 21-Mar-2018	4,520,741	4,520,741	26.45%
USD TO GBP FORWARD SD : 21-Mar-2018	2,567,723	2,567,723	15.02%
USD TO INR FORWARD SD : 21-Mar-2018	3,268,854	3,268,854	19.12%
USD TO JPY FORWARD SD : 22-Mar-2018	3,588,122	3,588,122	20.99%
USD TO KRW FORWARD SD : 21-Mar-2018	1,348,270	1,348,270	7.89%
USD TO NOK FORWARD SD : 21-Mar-2018	1,313,742	1,313,742	7.69%
USD TO NZD FORWARD SD : 21-Mar-2018	1,204,329	1,204,329	7.05%
USD TO PLN FORWARD SD : 21-Mar-2018	1,164,174	1,164,174	6.81%
USD TO SEK FORWARD SD : 21-Mar-2018	961,824	961,824	5.63%
USD TO SGD FORWARD SD : 21-Mar-2018	3,722,013	3,722,013	21.77%
		49,018,288	286.75%
Total Short		$49,018,288	286.75%

Remaining Securities and Cash		$268,855	1.56%

PSAM HIGHLAND
Description	Principal/Shares	Market Value	Percentage of Market Value
Long Securities
Common Stocks
Ablynx (Bel Listing)	11,080	$603,104	1.21%
Aecon Group Inc	23,862	386,150	0.78%
Aetna Inc	5,500	1,027,321	2.06%
Altaba Inc	6,140	490,310	0.99%
Altagas Ltd	21,181	477,718	0.96%
Avista Corp	26,652	1,341,872	2.70%
Bioverativ Inc	8,894	916,430	1.84%
Calpine Corp	63,918	964,286	1.94%
Conduent Inc	45,882	752,289	1.51%
Dell Technologies Inc - Class V	15,064	1,079,813	2.17%
Firstenergy Corp	24,656	810,998	1.63%
Grupo Televisa Sa - Sponsored ADR	38,130	789,109	1.59%
Liberty Interactive Corp	50,273	1,411,841	2.84%

Linn Energy Inc	58,106	2,294,643	4.61%
Mckesson Europe Ag	61,868	2,073,947	4.17%
Nets A/S (Den Listing)	32,320	889,521	1.79%
Nxp Semiconductors NV	34,993	4,209,380	8.46%
Rockwell Collins Inc	14,780	2,046,420	4.11%
Telecom Italia R	827,087	632,141	1.27%
Time Warner Inc	31,705	3,022,347	6.07%
Trinity Industries Inc	31,540	1,086,930	2.18%
Twenty-First Century Fox	16,343	602,912	1.21%
Validus Holdings Ltd	17,228	1,166,051	2.34%
Vivendi	34,421	1,009,838	2.03%
Wgl Holdings Inc	17,321	1,458,418	2.93%
		31,543,789	63.39%
Corporate Bonds
Amaxon.com Inc, 5.2%, 12/03/2025	1,002,877	1,128,335	2.27%
Exela Intermed/Exela Finance, 10%, 07/15/2023	784,718	776,684	1.56%
Genone, 7.875%, 06/15/2014	1,131,890	927,926	1.86%
Genon Enegery Inc, 9.5%, 10/15/2018	835,145	678,391	1.36%
Genon Enegery Inc, 9.875%, 10/15/2020	1,396,546	1,123,949	2.26%
Gtrc, 6.5%, 4/15/2019	579,247	565,803	1.14%
Hexion Inc, 10.375%, 02/01/2022	539,054	521,409	1.05%
Instelate Jackson Holdings, 7.25%, 10/15/2020	932,559	818,123	1.64%
Unity, 3.75%, 1/15/2027	646,701	818,314	1.64%
		7,358,934	14.79%
Equity Swaps
Altaba Inc	25,470	1,050,783	2.11%
		1,050,783	2.11%
Outstanding Forward Foreign Currency Contracts
USD TO MXN FORWARD SD : 28-Feb-2018	735,491	735,491	1.48%
		735,491	1.48%
Cash and Cash Equivalents
EURO	36,093,306	44,811,661	90.05%
		44,811,661	90.05%
Total Long		$85,500,659	171.82%

Securities Sold Short
Common Stocks
Alibaba Group Holding Ltd.	2,469	504,372	1.01%
AT&T Inc	41,443	1,551,668	3.12%
United Technologies Corp	5,121	706,563	1.42%
Vmware Inc - Class A	9,441	1,168,381	2.35%
The Walt Disney Co	8,638	938,470	1.89%
		4,869,453	9.79%
Equity Swaps
Alibaba Group Holding Ltd	6,480	473,041	0.95%
		473,041	0.95%
Corporate Bonds
Dynegy Inc, 7.625%, 11/01/2024	658,898	712,525	1.43%

US Treasury Note, 2.0%, 08/15/25	1,002,877	955,950	1.92%
Pacific Gas & Electric, 6.05%, 03/01/2034	844,477	1,041,362	2.09%
		2,709,837	5.45%
Outstanding Forward Foreign Currency Contracts
MXN TO USD FORWARD SD : 28-Feb-2018	14,019,165	748,664	1.50%
		748,664	1.50%
Cash and Cash Equivalents
CANADIAN DOLLAR	1,071,729	871,079	1.75%
DANISH KRONER	5,270,405	879,112	1.77%
U.S. DOLLAR	26,523,454	26,523,454	53.30%
		28,273,645	56.82%
Total Short		$37,074,640	74.51%

Remaining Securities and Cash		$1,335,212.38	2.69%

Highland Resolute Fund	Notes to Consolidated Quarterly Schedule of Investments

January 31, 2018 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Highland Resolute Fund (the “Fund”). Effective August 31, 2017, the Fund changed its name from Redmont Resolute Fund. The Fund seeks to provide long-term total return with reduced volatility and reduced correlation to the conventional stock and bond markets. The Fund offers Class I shares.

Basis of Consolidation: Highland Resolute Cayman (the “Subsidiary”), a Cayman Islands exempted company, is a wholly owned subsidiary of the Fund. The Subsidiary’s investment objective is designed to enhance the ability of the Fund to obtain exposure to equities, financial, currency and commodities markets consistent with the limits of the U.S. federal tax law requirements applicable to registered investment companies. The Subsidiary is subject to substantially the same investment policies and investment restrictions as the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain commodity-related investments on behalf of the Fund. Investments in the Subsidiary are expected to provide the Fund with exposure to the commodity markets within the limitations of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and recent IRS revenue rulings, as discussed below under “Federal Income Taxes”. The Fund is the sole shareholder of the Subsidiary pursuant to a subscription agreement, and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to wholly own and vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. The Fund may invest up to 25% of its total assets in shares of the Subsidiary. As a wholly owned subsidiary of the Fund, all assets and liabilities, income and expenses of the Subsidiary are consolidated in the Schedule of investments. All investments held by the Subsidiary are disclosed in the accounts of the Fund. As of January 31, 2018, net assets of the Fund were $317,549,433, of which $17,340,998 or 5.46%, represented the Fund’s ownership of all issued shares and voting rights of the Subsidiary.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Consolidated Schedule of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the Consolidated Schedule of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts at the date of the Consolidated Schedule of Investments. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under U.S. GAAP. The following is a summary of significant accounting policies consistently followed by the Fund and Subsidiary in preparation of the Consolidated Schedule of Investments.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security. Municipal securities having a remaining maturity of greater than 60 days, are typically valued at the evaluated bid price formulated by an independent pricing service. Corporate Bonds, U.S. Government & Agency, and U.S. Treasury Bonds & Notes are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the mean between the bid and asked prices as of the close of business of that market.

Highland Resolute Fund	Notes to Consolidated Quarterly Schedule of Investments

January 31, 2018 (Unaudited)

Futures contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over the counter market, and that are freely transferrable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter swap contracts for which market quotations are readily available are valued based on quotes received from independent pricing services or one or more dealers that make markets in such securities. Options contracts listed for trading on a securities exchange or board of trade are valued at the last quoted sales price or, in the absence of a sale at the mean of the last bid and asked price.

Forward currency exchange contracts have a fair value determined by the current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

When such prices or quotations are not available, or when Highland Associates, Inc. (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Highland Resolute Fund	Notes to Consolidated Quarterly Schedule of Investments

January 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2018:

Highland Resolute Fund
Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Closed End Funds	$1,892,836	$–	$–	$1,892,836
Common Stocks(*)	36,787,425	–	–	36,787,425
Open-End Mutual Funds	121,363,557	–	–	121,363,557
Purchased Put Options	133,444	–	–	133,444
Corporate Bonds(*)	–	60,547,550	–	60,547,550
Short Term Investments
Money Market Funds	21,313,726	–	–	21,313,726
Total	$181,490,988	$60,547,550	$–	$242,038,538

Other Financial Instruments**
Assets:
Total Return Swap Contracts	$–	$710,563	$–	$710,563
Liabilities:
Corporate Bonds - Sold Short	–	(8,986,407)	–	(8,986,407)
Exchange Traded Funds Sold Short	(8,469,366)	–	–	(8,469,366)
Total Return Swap Contracts	$–	$(55,648)	$–	$(55,648)
Total	(8,469,366)	$(8,331,492)	–	$(16,800,858)

(*)	For detailed Industry descriptions, see the accompanying Schedule of Investments.

**	Other financial instruments are derivative instruments reflected in the Schedule of Investments. The derivatives shown in the table are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. For liabilities arising from overdrafts in the custody account, the carrying amount approximates fair value due to the relatively short-term maturity of these financial instruments. As of January 31, 2018, the liabilities related to custody overdrafts used level 2 inputs.

The Fund recognizes transfers between levels as of the end of the period. For the nine months ended January 31, 2018, the Fund did not have any transfers between Level 1 and Level 2 securities.

The Funds recognize transfers between levels as of the end of the period. For the nine months ended January 31, 2018, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Highland Resolute Fund	Notes to Consolidated Quarterly Schedule of Investments

January 31, 2018 (Unaudited)

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intend to distribute substantially all of their net taxable income and net capital gains, if any, each year so that the Fund will not be subject to excise tax on undistributed income and gains. The Fund is not subject to income taxes to the extent such distributions are made.

As of and during the nine months ended January 31, 2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Fund. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion its average daily net assets.

Short Sales: The Fund may make short sales of securities consistent with its strategies. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline.

When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time that a Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent that a Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated or “earmarked” assets determined to be liquid in accordance with procedures established by the Board and that is equal to the current market value of the securities sold short, or will ensure that such positions are covered by “offsetting” positions, until the Fund replaces the borrowed security. A short sale is “against the box” to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The Fund may engage in short selling to the extent permitted by the federal securities laws and rules and interpretations thereunder. To the extent a Fund engages in short selling in foreign (non-U.S.) jurisdictions, the Fund will do so to the extent permitted by the laws and regulations of such jurisdiction.

Swap Contracts: The Fund may enter into swap transactions for hedging purposes or to seek to increase total return. At the present time, the Fund primarily enters into swap transactions for the purpose of increasing total return. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Fund and/or the termination value at the end of the contract.

Therefore, the Fund considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk that are not directly reflected in the amounts.

The Fund invests in total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund may pay or receive cash as collateral on these contracts which may be recorded as an asset and/or liability. The Fund must set aside liquid assets, or engage in other appropriate measures, to cover its obligations under these contracts. Swaps are marked to market daily using either pricing vendor quotations, counterparty prices, or model prices and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the Fund are recorded as an asset and/or liability and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract. Swap agreements held at January 31, 2018 are disclosed in the Consolidated Schedule of Investments.

Highland Resolute Fund	Notes to Consolidated Quarterly Schedule of Investments

January 31, 2018 (Unaudited)

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the Schedule of investments.

Option Contracts: The Fund may enter into options transactions for hedging purposes and for non-hedging purposes such as seeking to enhance return. The Fund may write covered put and call options on any stocks or stock indices, currencies traded on domestic and foreign securities exchanges, or futures contracts on stock indices, interest rates and currencies traded on domestic and, to the extent permitted by the CFTC, foreign exchanges. A call option on an asset written by the Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by the Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses which are recorded on the Statement of Operations. There was no written option activity for the nine months ended January 31, 2018.

Futures: The Fund may enter into futures contracts for hedging purposes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, the Fund is required to deposit an initial margin with the broker in an amount equal to a certain percentage of the contract amount. The Fund receives from or pays to the broker, on a daily basis, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin,” and are recorded by the Fund as unrealized gains or losses. When the futures contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The Fund’s potential losses from the use of futures extend beyond its initial investment in such contracts. The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized. The predominant risk is that the movement of a futures contract’s price may result in a loss, which could render the Fund’s hedging strategy unsuccessful. There is minimal counterparty credit risk since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Rondure New World Fund

PORTFOLIO OF INVESTMENTS

January 31, 2018 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (98.45%)
Argentina (1.47%)
Despegar.com Corp.(a)	38,575	$1,174,609
MercadoLibre, Inc.	1,500	580,650
		1,755,259

Bangladesh (0.59%)
GrameenPhone, Ltd.	21,919	132,198
Square Pharmaceuticals, Ltd.	147,843	578,593
		710,791

Brazil (5.16%)
Ambev SA	71,600	493,289
Hypermarcas SA	228,200	2,602,884
M Dias Branco SA	114,700	2,061,792
Raia Drogasil SA	33,300	882,461
TOTVS SA	12,700	129,551
		6,169,977

China (25.17%)
Alibaba Group Holding, Ltd.,
Sponsored ADR(a)	16,650	3,401,428
ANTA Sports Products, Ltd.	291,000	1,402,428
Baidu, Inc., Sponsored ADR(a)	5,125	1,265,465
China Machinery Engineering Corp., Class H	3,487,000	2,291,190
China Resources Beer Holdings Co., Ltd.	560,000	2,115,396
Ctrip.com International, Ltd., ADR(a)	10,625	497,038
Haier Electronics Group Co., Ltd.	778,000	2,665,388
Haitian International Holdings, Ltd.	531,000	1,659,661
Hengan International Group Co., Ltd.	194,000	1,859,984
JD.com, Inc., ADR(a)	38,500	1,895,355
Sinotrans, Ltd., Class H	5,032,000	3,055,486
TravelSky Technology, Ltd., Class H	938,000	2,943,747
Tsingtao Brewery Co., Ltd., Class H	211,000	1,176,021
	Shares	Value (Note 2)
China (continued)
Want Want China Holdings, Ltd.	590,000	$521,166
Yum China Holdings, Inc.	72,400	3,358,636
		30,108,389

Colombia (0.06%)
Grupo Nutresa SA	6,962	66,333

Germany (0.25%)
KUKA AG	2,100	299,834

Greece (1.91%)
JUMBO SA	115,656	2,285,997

Hong Kong (1.56%)
Vitasoy International Holdings, Ltd.	729,000	1,863,819

India (5.76%)
Asian Paints, Ltd.	4,244	75,286
Bharat Electronics, Ltd.	1,004,600	2,674,827
Britannia Industries, Ltd.	7,311	538,424
Castrol India, Ltd.	121,000	352,706
Colgate-Palmolive India, Ltd.	4,704	82,933
Dabur India, Ltd.	83,000	464,042
Eicher Motors, Ltd.	1,400	592,623
Godrej Consumer Products, Ltd.	5,302	87,811
Hindustan Unilever, Ltd.	4,635	99,789
Marico, Ltd.	14,900	72,481
Maruti Suzuki India, Ltd.	6,070	907,555
Nestle India, Ltd.	718	84,316
Pidilite Industries, Ltd.	6,385	89,977
Tata Global Beverages, Ltd.	120,500	550,649
Vakrangee, Ltd.	37,960	217,690
		6,891,109

Indonesia (1.22%)
Indofood CBP Sukses Makmur Tbk PT	2,049,500	1,335,615
Kalbe Farma Tbk PT	1,014,000	126,102
		1,461,717

Japan (0.78%)
Suzuki Motor Corp.	16,400	935,598

	Shares	Value (Note 2)
Kenya (2.79%)
East African Breweries, Ltd.	387,200	$955,675
Safaricom, Ltd.	8,236,600	2,379,821
		3,335,496

Malaysia (0.39%)
Heineken Malaysia Bhd	94,000	460,625

Mexico (3.06%)
Alsea SAB de CV	16,300	53,336
Arca Continental SAB de CV	16,200	117,881
Becle SAB de CV(a)	398,300	721,837
Corp Moctezuma SAB de CV	90,700	363,448
Gruma SAB de CV, Class B	118,200	1,413,440
Grupo Bimbo SAB de CV, Series A	102,500	249,920
Wal-Mart de Mexico SAB de CV	293,500	734,233
		3,654,095

Pakistan (0.38%)
Nestle Pakistan, Ltd.	4,578	456,495

Peru (1.97%)
Alicorp SAA	550,225	1,909,363
InRetail Peru Corp.(b)(c)	20,196	444,312
		2,353,675

Philippines (3.44%)
International Container Termin	448,000	991,189
Jollibee Foods Corp.	26,000	144,343
Philippine Seven Corp.	743,767	1,536,829
Puregold Price Club, Inc.	1,288,000	1,338,214
Universal Robina Corp.	33,000	103,760
		4,114,335

Poland (1.96%)
AmRest Holdings SE(a)	9,400	1,166,079
Dino Polska SA(a)(b)(c)	47,000	1,173,103
		2,339,182

Russia (7.17%)
Alrosa PJSC	1,599,600	2,319,164
LUKOIL PJSC, Sponsored ADR	25,100	1,657,102
Mail.Ru Group, Ltd., GDR(a)(c)	18,600	610,080
	Shares	Value (Note 2)
Russia (continued)
Sberbank of Russia PJSC, Sponsored ADR	168,600	$3,397,290
Yandex NV, Class A(a)	15,425	597,410
		8,581,046

South Africa (3.93%)
Clicks Group, Ltd.	115,400	1,664,332
Distell Group, Ltd.	40,100	470,181
Shoprite Holdings, Ltd.	103,900	2,164,172
Tiger Brands, Ltd.	10,400	404,719
		4,703,404

South Korea (4.76%)
Amorepacific Corp.	800	224,376
BGF Retail Co., Ltd.(a)	7,632	1,572,356
LG Household & Health Care, Ltd.	650	716,439
Medy-Tox, Inc.	3,146	1,791,233
NAVER Corp.	437	372,402
Samsung Electronics Co., Ltd.	437	1,021,038
		5,697,844

Sri Lanka (0.32%)
Lion Brewery Ceylon PLC(a)	106,656	384,440

Taiwan (4.29%)
Eclat Textile Co., Ltd.	49,980	501,592
President Chain Store Corp.	245,000	2,425,160
Standard Foods Corp.	49,920	128,116
Taiwan Semiconductor Manufacturing Co., Ltd.	237,000	2,073,562
		5,128,430

Tanzania (0.18%)
Tanzania Breweries, Ltd.	34,234	213,012

Thailand (1.66%)
CP ALL PCL	129,000	328,472
Thai Beverage PCL	307,000	215,307
Toa Paint Thailand PCL(a)	1,460,000	1,445,083
		1,988,862

Turkey (4.40%)
Aselsan Elektronik Sanayi Ve Ticaret AS	244,800	2,166,095
BIM Birlesik Magazalar AS	94,000	1,880,450

	Shares	Value (Note 2)
Turkey (continued)
Ulker Biskuvi Sanayi AS	192,800	$1,219,435
		5,265,980

United Arab Emirates (2.03%)
Aramex PJSC	1,505,000	1,725,058
DP World, Ltd.	26,720	708,347
		2,433,405

United States (8.64%)
Carnival Corp.	43,250	3,097,132
Kansas City Southern	8,325	941,807
Lululemon Athletica, Inc.(a)	19,300	1,509,453
PriceSmart, Inc.	5,875	500,550
Royal Caribbean Cruises, Ltd.	18,825	2,514,079
Starbucks Corp.	31,100	1,766,791
		10,329,812

Uruguay (0.67%)
Arcos Dorados Holdings, Inc., Class A(a)	77,600	795,400

Vietnam (2.48%)
Vietnam Dairy Products JSC	330,760	2,963,975

TOTAL COMMON STOCKS
(Cost $102,383,012)		117,748,336

TOTAL INVESTMENTS (98.45%)
(Cost $102,383,012)		$117,748,336

Other Assets In Excess Of Liabilities (1.55%)		1,858,554

NET ASSETS (100.00%)		$119,606,890

(a)	Non-Income Producing Security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2018, these securities had a total aggregate market value of $1,617,415 representing 1.35% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of January 31, 2018, the aggregate market value of those securities was $2,227,495, representing 1.86% of net assets.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Rondure Overseas Fund

PORTFOLIO OF INVESTMENTS

January 31, 2018 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (95.48%)
Australia (5.55%)
carsales.com, Ltd.	7,200	$87,026
Coca-Cola Amatil, Ltd.	23,700	160,037
Domino's Pizza Enterprises, Ltd.	3,059	118,293
DuluxGroup, Ltd.	62,708	368,870
REA Group, Ltd.	2,546	151,098
SEEK, Ltd.	10,000	157,534
		1,042,858

Belgium (1.32%)
Anheuser-Busch InBev SA	865	97,879
Lotus Bakeries	22	58,998
Ontex Group NV	3,100	91,679
		248,556

Britain (15.18%)
Abcam PLC	12,000	209,570
Auto Trader Group PLC(a)(b)	8,900	45,505
B&M European Value Retail SA	48,000	283,448
BAE Systems PLC	17,900	150,967
Compass Group PLC	4,696	98,847
Dechra Pharmaceuticals PLC	2,100	71,561
Diploma PLC	4,900	81,261
Domino's Pizza Group PLC	56,400	270,429
easyJet PLC	8,500	200,341
Intertek Group PLC	2,400	171,200
J D Wetherspoon PLC	24,988	446,684
Just Eat PLC(c)	8,100	93,754
Rightmove PLC	700	43,861
Sanne Group PLC	1,018	10,710
Unilever NV	1,950	112,941
WH Smith PLC	18,517	562,110
		2,853,189

Canada (4.23%)
Alimentation Couche-Tard, Inc., Class B	10,000	523,171
Dollarama, Inc.	700	95,712
Ritchie Bros Auctioneers, Inc.	5,400	175,653
		794,536
	Shares	Value (Note 2)
China (1.49%)
Yum China Holdings, Inc.	6,025	$279,500

Denmark (1.61%)
Novo Nordisk A/S, Class B	1,301	72,358
Novozymes A/S, Class B	1,488	82,536
Royal Unibrew A/S	2,440	148,244
		303,138

Finland (1.35%)
Olvi OYJ, Class A	7,015	253,446

France (1.69%)
Bureau Veritas SA	6,000	175,878
Laurent-Perrier	550	65,554
Sodexo SA	600	76,988
		318,420

Germany (7.03%)
CTS Eventim AG & Co. KGaA	1,645	82,266
Deutsche Lufthansa AG	4,377	156,181
Deutsche Post AG	10,670	504,326
Fresenius Medical Care AG & Co. KGaA	544	62,812
Krones AG	2,645	369,110
KUKA AG	299	42,691
Rational AG	30	21,082
XING SE	235	82,132
		1,320,600

Hong Kong (0.98%)
Vitasoy International Holdings, Ltd.	72,000	184,081

Ireland (0.28%)
Glanbia PLC	3,075	52,571

Israel (0.33%)
Elbit Systems, Ltd.	404	61,010

Italy (3.01%)
Brembo SpA	3,903	62,995
Davide Campari-Milano SpA	4,498	35,797
De' Longhi SpA	5,634	189,562
DiaSorin SpA	383	37,066
Moncler SpA	7,304	240,672
		566,092

	Shares	Value (Note 2)
Japan (27.66%)
ABC-Mart, Inc.	3,000	$195,108
Aeon Delight Co., Ltd.	7,000	255,519
Calbee, Inc.	6,000	211,047
Cosmos Pharmaceutical Corp.	1,300	231,968
Create SD Holdings Co., Ltd.	16,500	399,917
Ezaki Glico Co., Ltd.	5,400	275,021
Kirin Holdings Co., Ltd.	5,100	127,115
Kusuri no Aoki Holdings Co., Ltd.	2,500	130,988
Kyushu Railway Co.	6,400	205,478
Lintec Corp.	12,700	362,957
Matsumotokiyoshi Holdings Co., Ltd.	6,600	270,541
McDonald's Holdings Co. Japan, Ltd.	1,800	80,956
MEIJI Holdings Co., Ltd.	800	66,905
MonotaRO Co., Ltd.	4,400	138,848
Morinaga & Co., Ltd.	2,100	109,068
Pigeon Corp.	1,800	70,239
Ryohin Keikaku Co., Ltd.	600	200,330
Seria Co., Ltd.	5,500	327,471
Seven & i Holdings Co., Ltd.	5,800	238,333
Sundrug Co., Ltd.	2,500	107,516
Suzuki Motor Corp.	8,400	479,209
TOTO, Ltd.	1,600	91,307
Tsuruha Holdings, Inc.	900	125,309
Yaskawa Electric Corp.	9,700	499,350
		5,200,500

Netherlands (1.53%)
Euronext NV(a)(b)	4,250	288,102

New Zealand (3.33%)
Air New Zealand, Ltd.	107,302	243,555
Mainfreight, Ltd.	13,931	264,464
Trade Me Group, Ltd.	35,498	117,721
		625,740

South Korea (0.91%)
Samsung Electronics Co., Ltd.	73	170,562

Spain (2.31%)
Amadeus IT Group SA	5,257	407,796
Industria de Diseno Textil SA	747	26,775
		434,571
	Shares	Value (Note 2)
Sweden (1.09%)
Axfood AB	4,544	$91,342
Indutrade AB	1,260	38,856
Loomis AB, Class B	1,882	75,233
		205,431

Switzerland (2.72%)
ABB, Ltd.	3,000	83,642
Nestle SA	1,800	155,526
UBS Group AG	13,400	272,103
		511,271

Taiwan (2.51%)
Eclat Textile Co., Ltd.	13,260	133,076
President Chain Store Corp.	28,000	277,161
Standard Foods Corp.	23,920	61,389
		471,626

United States (9.37%)
Carnival Corp.	4,450	318,665
Johnson & Johnson	2,000	276,380
Lululemon Athletica, Inc.(c)	6,425	502,499
Royal Caribbean Cruises, Ltd.	1,700	227,035
Starbucks Corp.	4,325	245,703
The Walt Disney Co.	150	16,301
Yum! Brands, Inc.	2,075	175,524
		1,762,107

TOTAL COMMON STOCKS
(Cost $16,148,585)		17,947,907

PREFERRED STOCKS (0.39%)
Germany (0.39%)
FUCHS PETROLUB SE	1,351	73,803

TOTAL PREFERRED STOCKS
(Cost $73,715)		73,803

TOTAL INVESTMENTS (95.87%)
(Cost $16,222,300)		$18,021,710

Other Assets In Excess Of Liabilities (4.13%)		776,886

NET ASSETS (100.00%)		$18,798,596

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2018, these securities had a total aggregate market value of $333,607 representing 1.77% of net assets.

(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of January 31, 2018, the aggregate market value of those securities was $333,607, representing 1.77% of net assets.

(c)	Non-Income Producing Security.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Rondure Funds	Notes to Quarterly Portfolios of Investments

January 31, 2018 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of January 31, 2018, the Trust consists of multiple separate Portfolios or series. This quarterly report describes the Rondure New World Fund and the Rondure Overseas Fund (individually a “Fund” and collectively, the “Funds”). The Funds seek long-term growth of capital. The Funds offer Investor Class and Institutional Class shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Portfolios of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the Portfolios of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts in the Portfolios of Investments Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their Portfolios of Investments.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”). The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of each Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Funds’ valuation procedures set forth certain triggers which instruct when to use the fair valuation model.

Forward currency exchange contracts have a fair value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.

When such prices or quotations are not available, or when Rondure Global Advisors, LLC (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Rondure Funds	Notes to Quarterly Portfolios of Investments

January 31, 2018 (Unaudited)

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –  Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each Fund’s investments in the fair value hierarchy as of January 31, 2018:

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Rondure New World Fund
Common Stocks*	$117,748,336	$–	$–	$117,748,336
Total	$117,748,336	$–	$–	$117,748,336

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Rondure Overseas Fund
Common Stocks*	$17,947,907	$–	$–	$17,947,907
Preferred Stocks*	73,803	–	–	73,803
Total	$18,021,710	$–	$–	$18,021,710

*	For a detailed country breakdown, see the accompanying Portfolios of Investments.

For the nine months ended January 31, 2018, the Funds did not have any transfers in/(out) of Level 1 and Level 2 securities.

The Funds recognize transfers between levels as of the end of the period. For the nine months ended January 31, 2018, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Rondure Funds	Notes to Quarterly Portfolios of Investments

January 31, 2018 (Unaudited)

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost which is the same basis the Fund uses for federal income tax purposes. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service.

The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

SEAFARER OVERSEAS GROWTH AND INCOME FUND
PORTFOLIO OF INVESTMENTS
January 31, 2018 (Unaudited)

	Currency	Shares	Value
COMMON STOCKS (84.4%)
Brazil (5.9%)
TOTVS SA	BRL	7,657,600	$78,114,250
Odontoprev SA	BRL	13,750,000	71,771,029
Ser Educacional SA	BRL	3,875,000	40,343,299

Total Brazil			190,228,578

China / Hong Kong (18.5%)
Hang Lung Properties, Ltd.	HKD	45,500,000	120,400,376
China Yangtze Power Co., Ltd., Class A	CNY	35,099,263	88,707,764
China Telecom Corp., Ltd., Class H	HKD	178,500,000	88,307,032
Hengan International Group Co., Ltd.	HKD	8,500,000	81,494,123
Fuyao Glass Industry Group Co., Ltd., Class H	HKD	16,490,000	69,879,580
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	HKD	59,606,000	44,117,881
Texwinca Holdings, Ltd.	HKD	56,500,000	30,912,798
Greatview Aseptic Packaging Co., Ltd.	HKD	36,045,200	25,849,753
Xinhua Winshare Publishing and Media Co., Ltd., Class H	HKD	31,500,000	25,610,247
Pico Far East Holdings, Ltd.	HKD	50,250,000	20,106,038

Total China / Hong Kong			595,385,592

Hungary (3.4%)
Richter Gedeon Nyrt	HUF	4,300,000	110,512,652

Total Hungary			110,512,652

India (8.6%)
Infosys, Ltd., Sponsored ADR	USD	9,000,000	162,090,000
Sun Pharma Advanced Research Co., Ltd.(a)	INR	8,250,000	58,797,241
Infosys, Ltd.	INR	1,150,000	20,797,319
Cyient, Ltd.	INR	1,834,311	18,510,741
Balkrishna Industries, Ltd.	INR	1,028,451	18,463,326

Total India			278,658,627

Indonesia (3.7%)
Astra International Tbk PT	IDR	185,638,500	117,856,911

Total Indonesia			117,856,911

Japan (1.3%)
Hisamitsu Pharmaceutical Co., Inc.	JPY	600,000	41,220,115

Total Japan			41,220,115

	Currency	Shares	Value
Malaysia (0.5%)
Hartalega Holdings Bhd	MYR	5,867,400	$17,762,894

Total Malaysia			17,762,894

Mexico (1.3%)
Bolsa Mexicana de Valores SAB de CV	MXN	22,000,000	42,175,507

Total Mexico			42,175,507

Poland (3.0%)
Bank Pekao SA	PLN	1,500,000	60,934,418
Asseco Poland SA	PLN	2,636,648	36,617,046

Total Poland			97,551,464

Singapore (7.5%)
Singapore Telecommunications, Ltd.	SGD	53,250,000	143,699,497
Venture Corp., Ltd.	SGD	3,670,000	64,514,560
SIA Engineering Co., Ltd.	SGD	13,305,400	33,877,143

Total Singapore			242,091,200

South Africa (5.0%)
Sanlam, Ltd.	ZAR	21,587,635	160,728,450

Total South Africa			160,728,450

South Korea (13.5%)
Hyundai Mobis Co., Ltd.	KRW	765,000	177,307,206
Coway Co., Ltd.	KRW	1,083,826	96,624,278
Orion Corp/Republic Of Korea(a)	KRW	810,200	88,770,333
Dongsuh Cos., Inc.	KRW	1,746,827	47,848,190
Sindoh Co., Ltd.	KRW	360,000	23,935,946

Total South Korea			434,485,953

Taiwan (11.5%)
Delta Electronics, Inc.	TWD	23,000,000	116,004,186
Pou Chen Corp.	TWD	71,250,000	95,829,545
Taiwan Semiconductor Manufacturing Co., Ltd.	TWD	9,000,000	78,742,859
Vanguard International Semiconductor Corp.	TWD	25,214,000	56,924,095
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	USD	476,739	21,601,044

Total Taiwan			369,101,729

Vietnam (0.7%)
Bao Viet Holdings	VND	4,511,760	16,291,349

	Currency	Shares	Value
Vietnam (continued)
Nam Long Investment Corp.	VND	4,325,000	$6,646,741

Total Vietnam			22,938,090

TOTAL COMMON STOCKS
(Cost $2,304,050,888)			2,720,697,762

PREFERRED STOCKS (6.0%)
Brazil (2.5%)
Banco Bradesco SA, ADR	USD	6,250,000	79,375,000

Total Brazil			79,375,000

South Korea (3.5%)
Samsung Electronics Co., Ltd.	KRW	58,000	114,549,796

Total South Korea			114,549,796

TOTAL PREFERRED STOCKS
(Cost $98,001,723)			193,924,796

	Currency	Rate	Maturity Date	Principal Amount	Value
CORPORATE BOND - FOREIGN CURRENCY (1.3%)
Mexico (1.3%)
America Movil SAB de CV	MXN	7.13%	12/09/24	190,290,000	9,655,415
America Movil SAB de CV	MXN	7.13%	12/09/24	209,710,000	10,640,796
America Movil SAB de CV	MXN	6.45%	12/05/22	400,000,000	20,116,324

Total Mexico					40,412,535

TOTAL CORPORATE BOND - FOREIGN CURRENCY
(Cost $41,739,630)					40,412,535

CORPORATE BOND - USD (0.6%)
Brazil (0.6%)
Cielo SA / Cielo USA, Inc.	USD	3.75%	11/16/22	20,000,000	19,800,000

Total Brazil					19,800,000

TOTAL CORPORATE BOND - USD
(Cost $18,308,948)					19,800,000

GOVERNMENT BOND, MEDIUM/LONG-TERM - FOREIGN CURRENCY (1.9%)
Brazil (1.4%)
Brazilian Government International Bond	BRL	10.25%	01/10/28	60,000,000	20,307,345

	Currency	Rate	Maturity Date	Principal Amount	Value
Brazil (continued)
Brazil Notas do Tesouro Nacional Serie F, Series NTNF	BRL	10.00%	01/01/25	70,000,000	$22,696,786

Total Brazil					43,004,131

Indonesia (0.5%)
Indonesia Treasury Bond, Series FR70	IDR	8.38%	03/15/24	200,000,000,000	16,933,264

Total Indonesia					16,933,264

TOTAL GOVERNMENT BOND, MEDIUM/LONG-TERM - FOREIGN CURRENCY
(Cost $50,592,308)					59,937,395

GOVERNMENT BOND, SHORT-TERM - USD AND FOREIGN CURRENCY (2.4%)
Hungary (0.2%)
Hungary Government International Bond	USD	4.13%	02/19/18	6,000,000	6,006,000

Total Hungary					6,006,000

Israel (0.3%)
Israel Government International Bond	USD	5.13%	03/26/19	10,000,000	10,333,140

Total Israel					10,333,140

Poland (0.3%)
Republic of Poland Government International Bond	USD	6.38%	07/15/19	10,000,000	10,572,550

Total Poland					10,572,550

Singapore (0.5%)
Singapore Government Bond	SGD	4.00%	09/01/18	11,000,000	8,515,398
Singapore Government Bond	SGD	0.50%	04/01/18	12,000,000	9,140,418

Total Singapore					17,655,816

South Africa (0.2%)
Republic of South Africa Government International Bond	USD	6.88%	05/27/19	5,000,000	5,252,785

Total South Africa					5,252,785

	Currency	Rate	Maturity Date	Principal Amount	Value
South Korea (0.9%)
The Korea Development Bank	USD	2.88%	08/22/18	5,000,000	$5,010,900
Korea Treasury Bond, Series 1812	KRW	1.75%	12/10/18	6,000,000,000	5,616,744
Korea Treasury Bond, Series 1806	KRW	1.63%	06/10/18	6,000,000,000	5,621,329
The Korea Development Bank	USD	1.38%	09/12/19	6,000,000	5,859,202
Korea International Bond	USD	7.13%	04/16/19	6,000,000	6,328,920

Total South Korea					28,437,095

TOTAL GOVERNMENT BOND, SHORT-TERM - USD AND FOREIGN CURRENCY
(Cost $76,998,280)					78,257,386

TOTAL INVESTMENTS
(Cost $2,589,691,777) (96.6%)					$3,113,029,874

Cash and Other Assets, Less Liabilities (3.4%)					109,304,587
NET ASSETS (100.0%)					$3,222,334,461

Principal Amount is stated in local currency unless otherwise noted.

(a)	Non-income producing security.

Currency Abbreviations
BRL	-	Brazil Real
CNY	-	China Yuan
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesia Rupiah
INR	-	India Rupee
JPY	-	Japan Yen
KRW	-	South Korea Won
MXN	-	Mexico Peso
MYR	-	Malaysia Ringgit
PLN	-	Poland Zloty
SGD	-	Singapore Dollar
TWD	-	Taiwan New Dollar
USD	-	United States Dollar
VND	-	Vietnam Dong
ZAR	-	South Africa Rand

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

SEAFARER OVERSEAS VALUE FUND

PORTFOLIO OF INVESTMENTS

January 31, 2018 (Unaudited)

	Currency	Shares	Value
COMMON STOCKS (88.5%)
Brazil (1.3%)
Qualicorp SA	BRL	31,000	$297,643

Total Brazil			297,643

China / Hong Kong (44.2%)
Xtep International Holdings, Ltd.	HKD	1,924,000	873,130
WH Group, Ltd.	HKD	685,000	848,516
China Resources Beer Holdings Co., Ltd.	HKD	224,000	846,158
First Pacific Co., Ltd.	HKD	1,176,000	838,856
Asia Satellite Telecommunications Holdings, Ltd.	HKD	871,000	774,950
China Foods, Ltd.	HKD	1,318,000	712,692
Melco International Development, Ltd.	HKD	234,000	704,453
AMVIG Holdings, Ltd.	HKD	2,536,000	667,825
Shangri-La Asia, Ltd.	HKD	280,000	667,549
Texwinca Holdings, Ltd.	HKD	1,220,000	667,498
Hang Lung Properties, Ltd.	HKD	202,000	534,525
China Yangtze Power Co., Ltd., Class A	CNY	196,990	497,861
Giordano International, Ltd.	HKD	958,000	489,860
Greatview Aseptic Packaging Co., Ltd.	HKD	520,000	372,917
Pacific Basin Shipping, Ltd.(a)	HKD	1,130,000	261,459
Pico Far East Holdings, Ltd.	HKD	538,000	215,265

Total China / Hong Kong			9,973,514

Czech Republic (5.1%)
Pegas Nonwovens SA	CZK	18,408	788,491
Philip Morris CR AS	CZK	430	356,967

Total Czech Republic			1,145,458

Mexico (1.9%)
Credito Real SAB de CV SOFOM ER	MXN	321,000	431,179

Total Mexico			431,179

Philippines (2.1%)
Del Monte Pacific, Ltd.	SGD	2,350,000	483,687

Total Philippines			483,687

Qatar (3.7%)
Qatar Gas Transport Co., Ltd.	QAR	163,000	838,951

Total Qatar			838,951

Russia (4.7%)
Global Ports Investments PLC, GDR(a)	USD	157,000	621,720

	Currency	Shares	Value
Russia (continued)
Cherkizovo Group PJSC	RUB	19,332	$388,269
Cherkizovo Group PJSC, GDR	USD	4,500	60,300

Total Russia			1,070,289

Singapore (10.0%)
Wilmar International, Ltd.	SGD	376,000	917,213
SIA Engineering Co., Ltd.	SGD	273,000	695,091
Genting Singapore Plc	SGD	616,000	633,938

Total Singapore			2,246,242

South Korea (2.9%)
Samsung SDI Co., Ltd.	KRW	3,500	645,690

Total South Korea			645,690

Taiwan (3.0%)
Pou Chen Corp.	TWD	498,000	669,798

Total Taiwan			669,798

United Arab Emirates (3.3%)
National Central Cooling Co. PJSC	AED	1,517,000	743,435

Total United Arab Emirates			743,435

Vietnam (6.3%)
PetroVietnam Technical Services Corp.	VND	724,000	879,924
Petrovietnam Fertilizer & Chemicals JSC	VND	507,000	544,747

Total Vietnam			1,424,671

TOTAL COMMON STOCKS
(Cost $17,374,226)			19,970,557

TOTAL INVESTMENTS
(Cost $17,374,226) (88.5%)			$19,970,557

Cash and Other Assets, Less Liabilities (11.5%)			2,597,156
NET ASSETS (100.0%)			$22,567,713

(a)	Non-income producing security.

Currency Abbreviations
AED	-	United Arab Emirates Dirham
BRL	-	Brazil Real
CNY	-	China Yuan

CZK	-	Czech Koruna
HKD	-	Hong Kong Dollar
KRW	-	South Korea Won
MXN	-	Mexico Peso
QAR	-	Qatar Rial
RUB	-	Russian Ruble
SGD	-	Singapore Dollar
TWD	-	Taiwan New Dollar
USD	-	United States Dollar
VND	-	Vietnam Dong

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Seafarer Funds	Notes to Quarterly Portfolio of Investments

January 31, 2018 (Unaudited)

1. Organization

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Seafarer Overseas Growth and Income Fund and the Seafarer Overseas Value Fund (individually a “Fund” and collectively, the “Funds”), each of which is a separate series of the Trust. The Seafarer Overseas Growth and Income Fund seeks to provide long-term capital appreciation along with some current income; it also seeks to mitigate adverse volatility in returns as a secondary objective. The Seafarer Overseas Value Fund seeks to provide long-term capital appreciation. The Funds each offer Investor Class and Institutional Class shares.

2. Significant Accounting Policies

The accompanying Portfolio of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the Portfolio of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts as of the date of the Portfolio of Investments. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their Portfolio of Investments.

Investment Valuation

Each Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and exchange traded funds, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange but before the close of the NYSE, such that the securities’ value would likely change. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”). Each Fund uses a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Funds’ valuation procedures set forth certain triggers that inform each Fund when to use the fair valuation model.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker–dealers that make a market in the security. Corporate bonds and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Publicly traded foreign government debt securities and foreign corporate bonds are typically traded internationally in the over-the-counter market and are valued at the mean between the bid and asked prices as of the close of business of that market.

Seafarer Funds	Notes to Quarterly Portfolio of Investments

January 31, 2018 (Unaudited)

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.

When such prices or quotations are not available, or when the Trust’s Valuation Committee believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Certain foreign countries impose a tax on capital gains which is accrued by each Fund based on unrealized appreciation, if any, on affected securities. The tax is paid when the gain is realized.

Fair Value Measurements

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Such inputs are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability, which are developed based on the information available and the reporting entity’s best efforts to interpret such information.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Seafarer Funds	Notes to Quarterly Portfolio of Investments

January 31, 2018 (Unaudited)

The following is a summary of the inputs used to value each Fund as of January 31, 2018:

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Seafarer Overseas Growth and Income Fund
Common Stocks	$2,720,697,762	$-	$-	$2,720,697,762
Preferred Stocks	193,924,796	-	-	193,924,796
Corporate Bond - Foreign Currency	-	40,412,535	-	40,412,535
Corporate Bond - USD	-	19,800,000	-	19,800,000
Government Bond, Medium/Long-term - Foreign Currency	-	59,937,395	-	59,937,395
Government Bond, Short-term - USD and Foreign Currency	-	78,257,386	-	78,257,386
Total	$2,914,622,558	$198,407,316	$-	$3,113,029,874

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Seafarer Overseas Value Fund
Common Stocks
China / Hong Kong	$9,305,965	$667,549	$-	$9,973,514
Other	9,997,043	-	-	9,997,043
Total	$19,303,008	$667,549	$-	$19,970,557

(a)	For detailed descriptions of securities by country, see the accompanying Portfolio of Investments.

The Funds recognize transfers between levels as of the end of the period. For the nine months ended January 31, 2018, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Security amounts the Funds transferred between Levels 1 and 2 at January 31, 2018 were as follows:

	Level 1		Level 2
Seafarer Overseas Value Fund	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)
Common Stocks	$-	$(667,549)	$667,549	$-
Total	$-	$(667,549)	$667,549	$-

Seafarer Funds	Notes to Quarterly Portfolio of Investments

January 31, 2018 (Unaudited)

Each Fund utilizes a fair value evaluation service with respect to international securities with an earlier market closing than the Fund’s net asset value computation cutoff. When events trigger the use of the fair value evaluation service on a reporting period date, it results in certain securities transferring from a Level 1 to a Level 2 classification. The transfer amounts disclosed in the table above represent the value of the securities as of January 31, 2018 transferred in/(out) of Level 1 and Level 2 during the reporting period that were also held at April 30, 2017. The above transfers from Level 1 to Level 2 were due to the inability to obtain a closing market price due to an inactive market to trade. For the nine months ended January 31, 2018, the Seafarer Overseas Growth and Income Fund did not have any transfers in/(out) of Level 1 and Level 2 securities.

Investment Transactions and Investment Income

Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities

The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts

Each Fund may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of a contract is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

VULCAN VALUE PARTNERS SMALL CAP FUND

STATEMENT OF INVESTMENTS

January 31, 2018 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (76.12%)
Communications (0.13%)
Internet (0.13%)
Despegar.com Corp.(a)	49,602	$1,510,381

TOTAL COMMUNICATIONS		1,510,381

Consumer, Cyclical (11.97%)
Distribution/Wholesale (1.56%)
WESCO International, Inc.(a)	276,523	18,845,042

Home Furnishings (6.24%)
Howden Joinery Group PLC	5,979,364	39,418,183
Select Comfort Corp.(a)	958,422	36,075,004
		75,493,187

Housewares (1.24%)
Tupperware Brands Corp.	259,547	14,991,435

Office Furnishings (1.80%)
Herman Miller, Inc.	538,992	21,829,176

Retail (1.13%)
Halfords Group PLC	2,839,800	13,709,121

TOTAL CONSUMER, CYCLICAL		144,867,961

Consumer, Non-cyclical (7.14%)
Commercial Services (4.09%)
Savills PLC	1,533,298	22,293,048
Sotheby's(a)	515,876	27,217,618
		49,510,666

Food (3.05%)
Ebro Foods SA, ADR	1,482,378	36,926,036

TOTAL CONSUMER, NON-CYCLICAL		86,436,702

Financial (26.05%)
Diversified Financial Services (4.18%)
Credit Acceptance Corp.(a)	95,096	31,354,102
Virtus Investment Partners, Inc.	149,889	19,185,792
		50,539,894

Insurance (14.92%)
Aspen Insurance Holdings, Ltd.	1,332,887	49,783,329
Axis Capital Holdings, Ltd.	1,242,782	62,797,775
Everest Re Group, Ltd.	136,405	31,345,869
Navigators Group, Inc.	754,275	36,657,765
		180,584,738

Real Estate (6.01%)
Jones Lang LaSalle, Inc.	465,410	72,766,854

	Shares	Value (Note 2)
Financial (continued)
REITS (0.94%)
Outfront Media, Inc.	508,755	$11,396,112

TOTAL FINANCIAL		315,287,598

Industrial (20.07%)
Building Materials (3.36%)
Ibstock PLC	11,137,840	40,642,183

Electrical Components & Equipment (1.94%)
Acuity Brands, Inc.	152,086	23,488,162

Electronics (5.17%)
Ituran Location and Control, Ltd.	1,242,413	43,360,214
Woodward, Inc.	247,750	19,205,580
		62,565,794

Industrial Services (2.54%)
MSC Industrial Direct Co., Inc., Class A	328,190	30,810,477

Machinery-Diversified (2.71%)
Concentric AB	760,342	14,840,366
Lindsay Corp.	201,223	17,951,104
		32,791,470

Miscellaneous Manufacturing (4.35%)
Actuant Corp., Class A	440,879	10,911,755
Carlisle Cos., Inc.	211,141	24,114,414
Crane Co.	175,828	17,572,250
		52,598,419

TOTAL INDUSTRIAL		242,896,505

Technology (10.76%)
Commercial Services (4.76%)
Sabre Corp.	2,772,014	57,574,731

Software (6.00%)
ACI Worldwide, Inc.(a)	2,359,079	55,296,811
Lectra	615,921	17,396,857
		72,693,668

TOTAL TECHNOLOGY		130,268,399

TOTAL COMMON STOCKS
(Cost $720,068,831)		921,267,546

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (24.27%)
Money Market Fund (24.27%)
Dreyfus Treasury Prime Cash Management Fund, Institutional Shares	1.201%	293,793,968	$293,793,968

TOTAL SHORT TERM INVESTMENTS
(Cost $293,793,968)			293,793,968

TOTAL INVESTMENTS (100.39%)
(Cost $1,013,862,799)			$1,215,061,514

Liabilities In Excess Of Other Assets (-0.39%)			(4,709,879)

NET ASSETS (100.00%)			$1,210,351,635

(a)	Non-Income Producing Security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Statement of Investments.

VULCAN VALUE PARTNERS FUND
STATEMENT OF INVESTMENTS
January 31, 2018 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (93.79%)
Basic Materials (0.93%)
Chemicals (0.93%)
Axalta Coating Systems, Ltd.(a)	418,662	$13,187,853

TOTAL BASIC MATERIALS		13,187,853

Communications (5.77%)
Internet (5.77%)
Alphabet, Inc., Class C(a)	50,916	59,568,665
Priceline Group, Inc.(a)	11,435	21,864,292
		81,432,957

TOTAL COMMUNICATIONS		81,432,957

Consumer, Cyclical (13.77%)
Auto Parts & Equipment (2.66%)
GKN PLC	6,258,099	37,568,196

Lodging (1.54%)
Hilton Worldwide Holdings, Inc.	253,705	21,729,833

Retail (9.57%)
AutoZone, Inc.(a)	48,097	36,815,368
CVS Health Corp.	921,173	72,487,103
O'Reilly Automotive, Inc.(a)	97,764	25,877,153
		135,179,624

TOTAL CONSUMER, CYCLICAL		194,477,653

Consumer, Non-cyclical (20.32%)
Commercial Services (3.11%)
Moody's Corp.	141,525	22,897,330
S&P Global, Inc.	115,936	20,996,009
		43,893,339

Healthcare-Services (4.42%)
Aetna, Inc.	129,100	24,118,462
Anthem, Inc.	154,653	38,330,746
		62,449,208

Pharmaceuticals (12.79%)
AmerisourceBergen Corp.	850,397	84,759,069
Cardinal Health, Inc.	540,273	38,786,199
McKesson Corp.	338,285	57,129,571
		180,674,839

TOTAL CONSUMER, NON-CYCLICAL		287,017,386

Energy (5.89%)
Oil & Gas Services (5.89%)
National Oilwell Varco, Inc.	2,268,978	83,226,113

TOTAL ENERGY		83,226,113

	Shares	Value (Note 2)
Financial (25.16%)
Banks (7.61%)
Bank of New York Mellon Corp.	605,004	$34,303,727
Northern Trust Corp.	201,343	21,219,539
State Street Corp.	471,116	51,902,849
		107,426,115

Diversified Financial Services (7.96%)
Mastercard, Inc., Class A	325,094	54,940,886
Visa, Inc., Class A	462,851	57,499,980
		112,440,866

Insurance (8.14%)
Axis Capital Holdings, Ltd.	607,162	30,679,896
Everest Re Group, Ltd.	130,619	30,016,246
Swiss Re AG	550,249	54,271,134
		114,967,276

Real Estate (1.45%)
CBRE Group, Inc., Class A(a)	447,556	20,448,834

TOTAL FINANCIAL		355,283,091

Industrial (5.74%)
Aerospace & Defense (4.39%)
Airbus SE	425,912	48,913,190
United Technologies Corp.	95,319	13,154,975
		62,068,165

Miscellaneous Manufacturing (1.35%)
Parker-Hannifin Corp.	94,645	19,063,396

TOTAL INDUSTRIAL		81,131,561

Technology (16.21%)
Commercial Services (0.89%)
Sabre Corp.	605,748	12,581,386

Semiconductors (6.86%)
Qorvo, Inc.(a)	702,515	50,419,501
Skyworks Solutions, Inc.	477,760	46,443,050
		96,862,551

Software (8.46%)
Oracle Corp.	2,314,978	119,429,715

TOTAL TECHNOLOGY		228,873,652

TOTAL COMMON STOCKS
(Cost $993,060,639)		1,324,630,266

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (5.92%)
Money Market Fund (5.92%)
Dreyfus Treasury Prime Cash Management Fund, Institutional Shares	1.201%	83,545,071	$83,545,071

TOTAL SHORT TERM INVESTMENTS
(Cost $83,545,071)			83,545,071

TOTAL INVESTMENTS (99.71%)
(Cost $1,076,605,710)			$1,408,175,337

Other Assets In Excess Of Liabilities (0.29%)			4,138,293

NET ASSETS (100.00%)			$1,412,313,630

(a)	Non-Income Producing Security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

Notes to Quarterly Statements of Investments

January 31, 2018 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”) is organized as a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund (each a “Fund” and collectively, the “Funds”). The Funds seek to achieve long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Statements of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including policies specific to investment companies. The preparation of the Statements of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts as of the date of the Statements of Investments. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their Statements of Investments.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the quote supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a quote, or if the quote supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker–dealers that make a market in the security.

Equity securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board.

Notes to Financial Statements

January 31, 2018 (Unaudited)

When such prices or quotations are not available, or when Vulcan Value Partners, LLC (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value each Fund’s investments as of January 31, 2018:

Vulcan Value Partners Fund:
Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks(a)	$1,324,630,266	$–	$–	$1,324,630,266
Short Term Investments	83,545,071	–	–	83,545,071
TOTAL	$1,408,175,337	$–	$–	$1,408,175,337

Vulcan Value Partners Small Cap Fund:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks(a)	$921,267,546	$–	$–	$921,267,546
Short Term Investments	293,793,968	–	–	293,793,968
TOTAL	$1,215,061,514	$–	$–	$1,215,061,514

(a)	For detailed descriptions, see the accompanying Statements of Investments.

Notes to Quarterly Statements of Investments

January 31, 2018 (Unaudited)

The Funds recognize transfers between levels as of the end of period. For the nine months ended January 31, 2018, the Funds did not have any transfers between Level 1 and Level 2. For the nine months ended January 31, 2018, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Funds use for federal income tax purposes. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this Report.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS TRUST

By:	/s/ Edmund J. Burke
Edmund J. Burke President (Principal Executive Officer)

Date:	March 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke President (Principal Executive Officer)

Date:	March 30, 2018

By:	/s/ Kimberly R. Storms
Kimberly R. Storms Treasurer (Principal Financial Officer)

Date:	March 30, 2018